As filed with the Securities and Exchange Commission on March 29, 2010
1933 Act Registration No. 033-87762
1940 Act Registration No. 811-08918

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 52	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 52	☑

HC Capital Trust
(Exact Name of Registrant as Specified in Charter)
Five Tower Bridge, 300 Barr Harbor, Suite 500
West Conshohocken, PA 19428-2970
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code:
610-828-7200
Copies of communications to:

Laura Anne Corsell, Esq.	(With Copy To):
Montgomery, McCracken, Walker &	Audrey Talley, Esq.
Rhoads LLP	Drinker Biddle & Reath
123 South Broad Street	One Logan Square
Avenue of the Arts	18th and Cherry Streets
Philadelphia, PA 19109	Philadelphia, PA 19103-6996
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):
☑	Immediately upon filing pursuant to paragraph (b)

☐	On March 8, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1)

☐	On March 8, 2010 pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a) (2)

☐	On (date) pursuant to paragraph (a) (2) of Rule 485.
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Ticker Symbol

The Commodity Related Securities Portfolio	HCCAX

HC Advisors Shares
March 29, 2010

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete.
Any representation to the contrary is a criminal offense.

Mutual Funds are:

NOT FDIC INSURED

May Lose Value	No Bank Guarantee

A summary of the risks, past performance and fees of each Portfolio	Portfolio Descriptions
	The Commodity Related Securities Portfolio	2

An overview of securities that may be purchased, investment techniques that may be used and the risks associated with them	Investment Risks and Strategies	10

About the Trust’s governance and management framework	Management of the Trust	15

Your guide to an account in the HC Capital Trust	Shareholder Information	17
	Purchases and Redemptions	17
	Shareholder Reports and Inquiries	19
	Dividends and Distributions	19
	Federal Taxes	19

Selected Per Share Information	Financial Highlights	22

Information about those responsible for day-to-day investment decisions for the Portfolios	Specialist Manager Guide	23

	For More Information	back cover

The Commodity Related Securities Portfolio

Investment Objective
The investment objective of The Commodity Related Securities Portfolio is to provide capital appreciation and current income.

Fees and Expenses
The fee table and accompanying example below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%
Distribution (12b-1) Fees	0.25%
Other Expenses(a)	0.16%
Total Annual Portfolio Operating Expenses	1.20%

(a) Based on estimated amounts for the current fiscal year.

Example:  This Example is intended to help you compare the cost of investing in HC Advisors Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$122
3 Years	$381

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio had not yet commenced operations.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. For this purpose, commodities are assets that have tangible properties, such as oil, metal and agricultural products. Commodity-related industries include, but are not limited to: (i) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or natural resources, and (ii) companies that provide services to commodity producers. The Portfolio considers a company to be in a commodity-related industry if, as determined by the relevant Specialist Manager, at least 50% of the company’s assets, revenues or net income are derived from, or related to, such activities. The Portfolio may invest without limitation in foreign securities, including securities issued by companies in emerging markets. The Portfolio also intends to gain exposure to commodity markets by investing a portion of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments. The Subsidiary is managed by the same Specialist Managers that advise the Portfolio.

Under normal market conditions, the Portfolio will invest at least 80% of its assets, plus any borrowings for investment purposes, in securities of companies in commodity-related industries or other investments where the value of the investment is linked to changes in commodity prices or a commodity-related index, such as commodity-linked structured notes, futures contracts and other investment vehicles that invest in commodities and commodity-related instruments (including the Subsidiary). Securities of companies in commodities-related industries may include common stocks, preferred securities, warrants, convertible securities

2

The Commodity Related Securities Portfolio (continued)

and other equity and commodity-linked securities issued by such companies. Cash collateral for the Portfolio’s holdings of commodity-linked structured notes will be included with this 80% basket. The Portfolio may invest in equity and fixed income securities and may invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that the Portfolio may be, but is not required to be, managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time. The Portfolio is currently managed by two Specialist Managers.

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Commodity-Related Securities Risk – The securities of companies in commodity-related industries may underperform the stock market as a whole. The stock prices of such companies may also experience greater price volatility than other types of common stocks. Securities issued by companies in commodity-related industries are sensitive to changes in the supply and demand for, and thus the prices of, commodities. Additionally, the values of securities issued by commodity-related companies may be affected by factors affecting a particular industry or commodity.

•	Commodity-Related Investment Risk – Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, interest rate changes or events affecting a particular commodity or industry, such as political instability or conflict, international economic and regulatory developments, embargoes and tariffs, and drought, floods and other weather-related events.

•	Counterparty Risk – The Portfolio will be subject to credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds or the other party to an over the counter transaction will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds” and foreign bonds.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio. Additionally, investments in commodity-linked derivatives may be subject to special risks that do not apply to all derivatives transactions. The value of a commodity-linked derivative investment is generally based on the price movements of a physical commodity. Accordingly, these investments are subject to markets risks that relate to the movement of prices in the commodities markets, which may be speculative. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments that Portfolio buys, which may make it difficult for the Portfolio to sell them at an acceptable price.

•	Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE® Index.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses

3

The Commodity Related Securities Portfolio (continued)

related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

•	Industry Concentration Risk – The Portfolio is expected to be concentrated in commodity-related industries. The focus of the Portfolio on a specific group of related industries my present more risks than if the Portfolio were more broadly diversified over numerous unrelated industries. A downturn in commodity-related industries would have a larger impact on the Portfolio than on an investment company that does not concentrate in such industries. At times, the performance of the Portfolio’s investments in commodity-related industries may lag the performance of other industries or the broader market as a whole.

•	Interest Rate Risk – One of the risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•	Leveraging Risk – The Portfolio has the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Portfolio to be more volatile than if it had not been leveraged.

•	Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk – Investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain investment subadvisers (“Specialist Managers”) who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager. For example, one Specialist Manager may sell a security that is to be purchased by another Specialist Manager for the same Portfolio or a Portfolio may experience substantial portfolio turnover in the event that one Specialist Manager is replaced by another. Further, because a Specialist Manager may manage only a portion of the Portfolio it serves, securities may be purchased and sold without regard to the overall trading expenses of the Portfolio. Under such circumstances, higher transaction costs are likely to result.

•	Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.

•	Non-Investment Grade Securities Risk – Non-investment grade securities are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. Such securities may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

4

The Commodity Related Securities Portfolio (continued)

•	Small/Mid Cap Risk – Many companies in the investable universe are classified as small or mid cap companies. Small and mid-cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•	Subsidiary Risk – The commodity-related instruments held by the Subsidiary are subject to the same risks that apply to similar investments if held directly by the fund (see “Commodities Related Investment Risk” above). The Subsidiary is not registered under the Investment Company Act and is not subject to all of the requirements and protections of that Act. However, the Portfolio wholly owns and controls the Subsidiary, and the Board has responsibility for overseeing the investment activities of the Portfolio, including its investment in the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the Subsidiary and/or the Portfolio.

•	Tax Risk – The Portfolio has the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.

Investment Adviser
HC Capital Solutions (“HC Capital”) is the Portfolio’s investment adviser.

Investment Subadviser
Wellington Management Company, LLP (“Wellington Management”) and Pacific Investment Management Company, LLC (“PIMCO”) are the investment subadvisers (“Specialist Managers”) for the Portfolio.

Portfolio Managers:

Wellington Management:  Jay Bhutani joined Wellington Management in 2007, David Chang joined Wellington Management in 2001 and Gregory LeBlanc joined Wellington Management in 1995. As of the date of this Prospectus, Messrs. Bhutani, Chang and LeBlanc have not yet begun providing investment management services of the Portfolio.

PIMCO:  Mihir Worah has been with PIMCO since 2001. As of the date of this Prospectus, Mr. Worah had not yet begun providing investment management services to the Portfolio.

5

The Commodity Related Securities Portfolio (continued)

Purchasing and Selling Your Shares
You may purchase HC Advisors Shares of the Portfolio only if you are a client of financial intermediary that has established a relationship with HC Capital. HC Advisors Shares of the Portfolio are sold at their net asset value per share (“NAV”) next calculated after your purchase order is accepted by the Trust. You may redeem your shares in the Portfolio on any regular business day. Redemption requests for all or any portion of your account with the Trust must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative.

The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. If it is still below $5,000 after 30 days, the Trust may close your account and send you the proceeds at the current NAV. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of the Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

Payment to Broker-Dealers and Other Financial Institutions
If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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More Information About Fund Investments and Risks

Commodities are assets that have tangible properties, such as oil, gas, energy, precious metals, industrial metals and agricultural products. Commodity-related industries include, but are not limited to: (a) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or other natural resources; and (b) companies that use commodities extensively in their products or provide services to commodity-related industries.

The Portfolio intends to invest in commodity-linked derivative instruments, in particular structured notes and futures contracts. The Portfolio will typically seek to gain exposure to the commodities markets by making direct investments in commodity-linked notes and by investing a portion of its assets in the Subsidiary. The Portfolio may also seek to replicate the performance of a commodity index or structured note by investing in futures contracts. Commodity-linked structured notes and other commodity-linked derivative instruments (other than futures contracts) are hybrid instruments excluded from regulation under the Commodity Exchange Act (the “Act”). From time to time, the Portfolio may invest in instruments that are regulated under the Act. A hybrid instrument is a derivative instrument. Its value is derived from, or linked to, the value of another instrument or asset. Hybrid instruments have a higher risk of volatility and loss of principal. The Subsidiary may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments.

The Portfolio will invest globally and may invest without limit in securities of non-U.S. issuers. The Portfolio may invest in securities of foreign issuers in foreign markets and in the form of American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) and other depository receipts.

Under normal market conditions, the Portfolio will invest in the securities of companies domiciled primarily in developed countries, but the equity portion of the Portfolio may invest up to 50% of its net assets in securities of companies domiciled in emerging markets countries.

The Portfolio may invest up to 20% of its assets in preferred securities of companies in commodity-related industries. The Portfolio will not invest more than 20% of its net assets in preferred stock rated below investment grade or unrated securities of comparable quality. Securities of non-investment grade quality are regarded as having predominantly speculative characteristics with respect to the capacity of the issuer of the securities to pay interest and repay principal.

The Portfolio may also invest up to 15% of its net assets in illiquid securities.

Specialist Managers.  Wellington Management and PIMCO currently provide portfolio management services to this Portfolio. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Wellington Management Investment Selection Process	Wellington Management currently manages assets for the Portfolio using two separate and distinct strategies.

With respect to the portion of the Portfolio invested in securities issued by companies in commodity-related industries (the “Commodity Related Securities portion”), Wellington Management invests primarily in equity and equity-related securities of companies worldwide that are expected to benefit from rising demand for natural resources and natural resource-based products and services. These investments fall within three major sectors: 1) energy, 2) metals and mining and 3) forest products and other natural resource-based companies.

Portfolio weights across these natural resources sectors are driven by bottom up stock selection. Wellington Management uses fundamental research to identify companies with attractive growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the Portfolio on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections, and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

Natural resources companies often operate in countries that are different from the country in which their securities trade. The country allocation is primarily a result of the sector and security selection;

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More Information About Fund Investments and Risks (continued)

however, an important element of this analysis is the economic and political dynamics of each of these countries.

With respect to the Commodity strategy employed by Wellington Management, the strategy will be implemented primarily through the Subsidiary. In this strategy, Wellington Management invests in commodity-linked derivative instruments, such as swaps, futures and options, based on the research of its global industry analysts and natural resources investment teams. Positions are rebalanced based on fundamental views, quantitative model results, seasonal factors, and each commodity’s historical price range. The investment universe is not constrained to the commodities held within the Commodity Related Securities strategy.

Commodity prices are driven by both demand and supply dynamics. To assess demand, Wellington Management monitors the behavior of consumers of commodities, which is influenced by both short and long-term factors. In the short-term, the state of the economic cycle, currency fluctuations, and prices of substitutes (e.g., natural gas versus heating oil, or copper versus aluminum) are important. In the long-term, secular changes such as technological progress, developing economies, and environmental regulations influence consumer behavior.

On the supply side, market structure and marginal supplier behavior influence short-term commodity prices. In the long-term, supply is driven by a producer’s outlook for a commodity. The outlook incorporates future price and cost projections, including capital expenditures required to replace machinery, add capacity, and explore for new reserves.

Through its analysis of supply and demand fundamentals, Wellington Management seeks to identify attractive investment opportunities in individual commodities.

The Commodity strategy maintains diversified exposure to the four major commodity sectors (Energy, Industrial Metals, Precious Metals and Agriculture & Livestock). Wellington Management manages exposure to the four major commodity sectors (Energy, Industrial Metals, Precious Metals, and Agriculture & Livestock) based on its top-down view of the attractiveness of each sector, which is influenced by the outlook for global economic growth, global inflation pressure, and major currency relationships, as well as its bottom-up view on the attractiveness of each sector and the roll yield prevailing in the sector.

The PIMCO Investment Selection Process	PIMCO’s investment process is a three-part approach, implemented simultaneously. The first part of this approach relates to managing the core commodities index exposure; the second part involves evaluating and implementing structural strategies within the commodities markets where the primary focus is not to implement actual overweights or underweights of individual commodities versus their respective weights in the index. The third part relates to active management of the short-term collateral portfolio.

Initially, the designated commodity index exposure will be achieved by utilizing total return index swaps or commodity futures (most likely the former). This will be executed using more than one counterparty, and the implementation will be managed in a way that minimizes any potential impact on the futures markets as the positions are established. Next, structural positions will be executed based on PIMCO’s perspective of the commodity market during a given point in time that contributes to incremental value to the portfolio. These structural positions result from PIMCO’s own research and also from the flow of ideas that naturally come as the result of PIMCO’s premier position in commodity markets. The third part of PIMCO’s implementation is management of the collateral supporting the commodity index exposure. The collateral portfolio supporting the commodity exposure will be either managed or guided by PIMCO’s Short-Term desk in an enhanced cash approach consistent with the firm’s overall investment process. Strategy implementation for short-term portfolios relies on various structural yield premiums, including seeking to:

• Exploit the term premium at the short end of the yield curve through duration management;

• Extract a yield premium for managing varying levels of transaction liquidity;

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More Information About Fund Investments and Risks (continued)

• Obtain a credit premium by investing a portion of the portfolio in securities rated below AAA to capture both yield and diversification benefits; and

•    Capture a volatility premium; Investors typically overpay for price stability as demonstrated by the fact that implied short-term market volatility is generally higher than actual realized volatility. Therefore by effectively selling price volatility (i.e., purchasing mortgage-backed securities), PIMCO is able to exploit this market inefficiency and capture the yield premium.

9

Investment Risks and Strategies

The following is a summary of the types of investments that the Portfolio may make and some of the risks associated with such investments. A more extensive discussion, including a description of the Trust’s policies and procedures with respect to disclosure of the Portfolio’s securities, appears in the Statement of Additional Information.

About Equity Securities.  The prices of equity and equity-related securities will fluctuate – sometimes dramatically – over time and the Portfolio could lose a substantial part, or even all, of its investment in a particular issue. The term “equity securities” includes common and preferred stock; “equity-related securities” refers to securities that may be convertible into common stock or preferred stock, or securities that carry the right to purchase common or preferred stock. Price fluctuations may reflect changes in the issuing company’s financial condition, overall market conditions or even perceptions in the marketplace about the issuing company or economic trends. Prices of convertible securities may, in addition, also be affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

Small Company Risk.  Equity securities of smaller companies may be subject to more abrupt or erratic price movements than larger, more established companies. These securities are often traded in the over-the-counter markets and, if listed on national or regional exchanges, may not be traded in volumes typical for such exchanges. This may make them more difficult to sell at the time and at a price that is desirable. Smaller companies can provide greater growth potential than larger, more mature firms. Investing in the securities of such companies also involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks have been more volatile in price than companies with larger capitalizations. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

About Foreign Securities.  Equity securities of non-U.S. companies are subject to the same risks as other equity or equity-related securities. Foreign fixed income securities are subject to the same risks as other fixed income securities (as described below). Foreign investments also involve additional risks. These risks include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of foreign political, social or diplomatic developments; limitations on the movement of funds or other assets between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Transactions in markets overseas are generally more costly than those associated with domestic securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the Portfolio’s income.

Foreign Currency Risk.  The prices of securities denominated in a foreign currency will also be affected by the value of that currency relative to the U.S. dollar. Exchange rate movements can be large and long-lasting and can affect, either favorably or unfavorably, the value of securities held in the Portfolio. Such rate movements may result from actions taken by the U.S. or foreign governments or central banks, or speculation in the currency markets.

Emerging Market Securities.  Investing in emerging market securities increases the risks of foreign investing. The risk of political or social upheaval, expropriation and restrictive controls on foreign investors’ ability to repatriate capital is greater in emerging markets. Emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, there may be few publicly traded securities and the market may be dominated by a few issuers or sectors. Fixed income securities issued by emerging market issuers are more likely to be considered equivalent to risky high yield securities. Investment funds and structured investments are mechanisms through which U.S. or other investors may invest in certain emerging markets that have laws precluding or limiting direct investments in their securities by foreign investors.

About Fixed Income Securities.  Fixed income securities – sometimes referred to as “debt securities” – include bonds, notes (including structured notes), loans, mortgage-backed and asset-backed securities, convertible and preferred securities as well as short-term debt instruments, often referred to as money market instruments. Fixed income securities may be issued by U.S. or foreign corporations, banks, governments, government agencies or subdivisions or other entities. A fixed income security may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in-kind and auction rate features. All of these factors – the type of instrument, the issuer and the payment terms – will affect the volatility and the risk of loss associated with a particular fixed income issue. The “maturity” of a fixed income instrument and the “duration” of a portfolio of fixed income instruments also affect investment risk. The maturity of an individual security

10

Investment Risks and Strategies (continued)

refers to the period remaining until holders of the instrument are entitled to the return of its principal amount. Longer-term securities tend to experience larger price changes than shorter-term securities because they are more sensitive to changes in interest rates or in the credit ratings of issuers. Duration refers to a combination of criteria, including yield to maturity, credit quality and other factors that measure the exposure of a portfolio of fixed income instruments to changing interest rates. An investment portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher average duration.

Interest Rate Risk.  Although the term fixed income securities includes a broad range of sometimes very different investments, all fixed income securities are subject to the risk that their value will fluctuate as interest rates in the overall economy rise and fall. The value of fixed income securities will tend to decrease when interest rates are rising and, conversely, will tend to increase when interest rates decline. Thus, in periods of declining interest rates, the yield of a Portfolio that invests in fixed income securities will tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of a Portfolio will tend to be lower.

Call/Prepayment Risk and Extension Risk.  Prepayments of fixed income securities will also affect their value. When interest rates are falling, the issuers of fixed income securities may repay principal earlier than expected. As a result, the Portfolio may have to reinvest these prepayments at the then prevailing lower rates, thus reducing its income. This may happen when market interest rates are falling and the underlying loans are being prepaid. Conversely, payments may be received more slowly when interest rates are rising, as prepayments on the underlying loans slow. Either situation can affect the value of the instrument adversely.

Credit Risk.  Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region. Fixed income securities may be rated by one or more nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Corporation (“S&P”) and Moody’s Investors Service, Inc. These ratings represent the judgment of the rating organization about the safety of principal and interest payments. They are not guarantees of quality and may be subject to change even after a security has been acquired.

Risk Factors Relating to High Yield or “Junk” Bonds.  Fixed income securities that are rated below investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk of default or downgrade, are more volatile than investment grade securities, and are considered speculative by the major credit rating agencies. Such securities may be issued by companies that are restructuring, are smaller and less credit worthy or are more highly indebted than other companies. They may be less liquid than higher quality investments and may not be able to pay interest or ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. Changes in the value of these securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities and involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer’s credit-worthiness. The Portfolio will not generally purchase “distressed” securities.

When-issued Securities.  Fixed income securities may be purchased for future delivery but at a predetermined price. The market value of securities purchased on a “when-issued” basis may change before delivery; this could result in a gain or loss to the purchasing Portfolio.

Mortgage-Backed and Asset-Backed Securities.  Mortgage-backed and asset-backed securities represent securities backed by loans secured by real property, personal property, or a pool of unsecured lines of credit. Mortgage-backed and asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. They represent interests in pools of mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. In effect, these securities “pass through” the monthly payments that individual borrowers make on their mortgages or other debt-obligations net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). Because of their derivative structure – the fact that their value is derived from the value of the underlying assets – these securities are particularly sensitive to prepayment and extension risks noted above which can lead to significant fluctuations in the value of mortgage-backed securities. Small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets. Mortgage-backed and asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, the counterparty and/or the sponsoring entity. The risks of mortgage-backed

11

Investment Risks and Strategies (continued)

securities also include (1) the credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning such properties; (2) adverse economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; and (3) loss of all or part of the premium, if any, paid. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. Instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, may affect the liquidity and valuation of such securities. As a result, under such circumstances, certain segments of the non-agency market may experience significantly diminished liquidity.

Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or “interest-only” class), while the other class will receive all of the principal (“PO” or “principal-only” class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws. Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables.

Mortgage Dollar Rolls.  Mortgage dollar rolls are arrangements in which a Portfolio would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Portfolio would forego principal and interest paid on the mortgage-backed securities during the roll period, a Portfolio would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time a Portfolio would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Portfolios.

Securities Purchased At Discount.  Securities purchased at a discount, such as step-up bonds, could require a Portfolio to accrue and distribute income not yet received. If it invests in these securities, a Portfolio could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions. Among the types of these securities in which a Portfolio may invest are zero coupon securities, which are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.

About Temporary Investment Practices.  It is the intention of the Trust that the Portfolio be fully invested in accordance with its investment objective and policies at all times. The Specialist Managers may attempt to maintain liquidity pending investment by investing up to 20% of the assets allocated to it in short-term money market instruments issued, sponsored or guaranteed by the U.S. Government, its agencies or instrumentalities. Such securities are referred to in this Prospectus as U.S. government securities. The Portfolio may also invest in repurchase agreements secured by U.S. government securities or short-term money market instruments of other issuers, including corporate commercial paper, and variable and floating rate debt instruments, that have

12

Investment Risks and Strategies (continued)

received, or are comparable in quality to securities that have received, one of the two highest ratings assigned by at least one recognized rating organization and/or money market funds. When the Trust reallocates Portfolio assets among Specialist Managers, adds an additional Specialist Manager to a Portfolio, or replaces a Specialist Manager with another Specialist Manager, the respective Specialist Manager receiving assets to invest may invest those Portfolio assets in short-term money market instruments during a startup or transition period while determining appropriate longer term investments. Under extraordinary market or economic conditions, all or any portion of the Portfolio’s assets may be invested in short-term money market instruments for temporary defensive purposes. If such action is taken by a Specialist Manager as a result of an incorrect prediction about the effect of economic, financial or political conditions, the performance of the Portfolio will be adversely affected and the Portfolio may be unable to achieve its objective.

About Hedging Strategies.  The Specialist Managers may, but are not obligated to, use certain strategies (“Hedging Strategies”) on behalf of the Portfolio in order to reduce certain risks that would otherwise be associated with their respective securities investments. In anticipation of future purchases, the Specialist Managers may use Hedging Strategies to gain market exposure pending direct investment in securities. These strategies include the use of options on securities and securities indexes and options on stock index and interest rate futures contracts. The Portfolio may also use forward foreign currency contracts in connection with the purchase and sale of those securities, denominated in foreign currencies, in which each is permitted to invest. In addition, the Portfolio may, but is not obligated to, use forward foreign currency contracts, foreign currency options and foreign currency futures to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated.

Use of the instruments noted above (collectively, “Hedging Instruments”) must be consistent with the Portfolio’s investment objective and policies. Further information relating to the use of Hedging Instruments, and the limitations on their use, appears in the Statement of Additional Information.

No assurances can be made that the Specialist Managers will use any Hedging Strategies, a particular Hedging Strategy or a particular Hedging Instrument. However, there are certain overall considerations to be aware of in connection with the use of Hedging Instruments in the Portfolio. The ability to predict the direction of the securities or currency markets and interest rates involves skills different from those used in selecting securities. Although the use of various Hedging Instruments is intended to enable the Portfolio to hedge against certain investment risks, there can be no guarantee that this objective will be achieved. For example, in the event that an anticipated change in the price of the securities (or currencies) that are the subject of the Hedging Strategy does not occur, it may be that the Portfolio would have been in a better position had it not used such a strategy at all. Moreover, even if a Specialist Manager correctly predicts interest rate or market price movements, a hedge could be unsuccessful if changes in the value of the option or futures position do not correspond to changes in the value of investments that the position was designed to hedge. Suitable hedging transactions may not be available in all circumstances. To the extent these strategies are used, they can disproportionately increase losses and reduce opportunities for gain when security prices, indices, currency exchange rates or interest rates are changing in unexpected ways. The Portfolio may suffer losses disproportionate to the amount of its investments in these securities. Liquid markets do not always exist for certain Hedging Instruments and lack of a liquid market for any reason may prevent the Portfolio from liquidating an unfavorable position and/or make valuation of the instrument difficult to determine. In the case of an option, the option could expire before it can be sold, with the resulting loss of the premium paid by the Portfolio for the option. In the case of a futures contract, the Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, options that are traded over-the-counter differ from exchange traded options in that they are two-party contracts with price and other terms negotiated between the parties. For this reason, the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In the case of currency-related instruments, such as foreign currency options, options on foreign currency futures, and forward foreign currency contracts, it is generally not possible to structure transactions to match the precise value of the securities involved since the future value of the securities will change during the period that the arrangement is outstanding. As a result, such transactions may preclude or reduce the opportunity for gain if the value of the hedged currency changes relative to the U.S. dollar. Like over-the-counter options, such instruments are essentially contracts between the parties and the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction.

About Other Permitted Instruments.

Temporary Investment Strategies.  The Portfolio may borrow money from a bank for temporary emergency purposes and may enter into reverse repurchase agreements. A reverse repurchase agreement, which is considered a borrowing for purposes of the Investment Company Act, involves the sale of a security by the Trust and its agreement to repurchase the instrument at a specified time and price. Accordingly, the Trust will maintain a segregated account consisting of cash, U.S. government securities or high-

13

Investment Risks and Strategies (continued)

grade, liquid obligations, maturing not later than the expiration of a reverse repurchase agreement, to cover its obligations under the agreement. To avoid potential leveraging effects of the Portfolio’s borrowings, additional investments will not be made while aggregate borrowings, including reverse repurchase agreements, are in excess of 5% of the Portfolio’s total assets. Borrowings outstanding at any time will be limited to no more than one-third of the Portfolio’s total assets. The Portfolio may lend portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value (plus accrued interest) of the securities loaned is maintained by the borrower with the lending Portfolio. During the time securities are on loan, the borrower will pay to the Portfolio any income that may accrue on the securities. The Portfolio may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent collateral. The Portfolio will not enter into any securities lending transaction if, at the time the loan is made, the value of all loaned securities, together with any other borrowings, equals more than one-third of the value of the Portfolio’s total assets.

Liquidity Risk.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell immediately at the time and at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk.  Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Investments in Other Investment Companies.

The Specialist Managers may also acquire, on behalf of the Portfolio, securities issued by other investment companies to the extent permitted under the Investment Company Act, provided that such investments are otherwise consistent with the overall investment objective and policies of the Portfolio. The Portfolio may invest in these instruments to achieve market exposure pending direct investment in securities in accordance with the investment policies of the Portfolio, to hedge against the relative value of the securities in which the Portfolio primarily invests, or to facilitate the management of cash flows in or out of the Portfolio. Other investment company securities that may be acquired by the Portfolio include those of investment companies which invest in short-term money market instruments.

Exchange-traded funds (“ETFs”) are securities that are issued by investment companies and traded on securities exchanges. ETFs are subject to market and liquidity risk. The Portfolio may invest in ETFs. Such ETFs are unaffiliated with the Portfolio.

Many ETFs seek to replicate the performance of a stock market index or a group of stock markets (“Index-based ETFs”) in a particular geographic area. Thus, investment in Index-based ETFs offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Portfolio will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to up to 5% of its total assets and limit aggregate investments in all investment companies to 10% of total assets. Provided certain requirements set forth in the Investment Company Act are met, however, investments in excess of these limitations may be made. In particular, the Portfolio may invest in the iShares® Trust and iShares®, Inc. (“iShares®”) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® funds make any representations regarding the advisability of investing in an iShares® fund.

Disclosure of Portfolio Holdings

A complete list of the Portfolio’s holdings is publicly available on a quarterly basis through filings made with the Securities and Exchange Commission (“SEC”) on Forms N-CSR and N-Q. A description of the Portfolio’s policies and procedures with respect to disclosure of the Portfolio’s securities is provided in the Trust’s Statement of Additional Information (“SAI”).

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Management of the Trust

The Board of Trustees is responsible for the overall supervision and management of the business and affairs of the Trust. Day-to-day operations of the Trust are the responsibility of the Trust’s officers and various service organizations retained by the Trust.

HC Capital Solutions serves as the overall investment adviser to the Trust under the terms of its discretionary investment advisory agreement (“HC Capital Agreement”) with the Trust. HC Capital continuously monitors the performance of various investment management organizations, including the Specialist Manager, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. Although HC Capital advises the Board of Trustees with regard to investment matters, HC Capital is not responsible for day-to-day investment decisions for the Trust or its Portfolios. HC Capital is, however, responsible for monitoring both the overall performance of the Portfolio, and the individual performance of each Specialist Manager. The Portfolio is authorized to operate on a “multi-manager” basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. HC Capital may, from time to time, reallocate the assets of a multi-manager Portfolio among the Specialist Managers that provide portfolio management services to the Portfolio when it believes that such action would be appropriate to achieve the overall objectives of the Portfolio. Under the HC Capital Agreement, HC Capital does have direct authority to invest and reinvest the Trust’s assets but HC Capital does not currently do so. HC Capital is an integral part of the Specialist Manager selection process and instrumental in the supervision of Specialist Managers.

The Board of Trustees has authorized the Trust’s officers to request an order from the Securities and Exchange Commission (“SEC”) that would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board of Trustees but without submitting such contracts for the approval of the shareholders of the relevant Portfolio. The Trust’s shareholders have also approved this arrangement, however, the exemptive relief required from the SEC has not yet been obtained.

Officers and/or employees of HC Capital serve as the executive officers of the Trust and/or as members of the Board of Trustees. For its services under the HC Capital Agreement, HC Capital is entitled to receive an annual fee of 0.05% of each Portfolio’s average net assets. The principal offices of HC Capital are located at Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428-2970. A registered investment adviser under the Investment Advisers Act of 1940, as amended, since 1988, HC Capital had, as of August 31, 2009, approximately $17.2 billion in assets under management. HC Capital is a division of Hirtle, Callaghan & Co. LLC, and wholly owned by Hirtle Callaghan Holdings, Inc., which is controlled by one of its founders, Jonathan J. Hirtle.

Specialist Managers.  Day-to-day investment decisions for each of the Portfolio are the responsibility of the Specialist Managers retained by the Trust. In accordance with the terms of separate portfolio management agreements relating to the Portfolio, and subject to the general supervision of the Trust’s Board of Trustees, the Specialist Managers are responsible for providing a continuous program of investment management to, and placing all orders for, the purchase and sale of securities and other instruments for the Portfolio.

In the case of those Portfolios that are served by more than one Specialist Manager, HC Capital is responsible for determining the appropriate manner in which to allocate assets to each such Specialist Manager. HC Capital may increase or decrease the allocation to a Specialist Manager, if it deems it appropriate to do so, in order to achieve the overall objectives of the Portfolio involved. Allocations may vary between zero percent (0%) and one hundred percent (100%) of a Portfolio’s assets managed by a particular Specialist Manager at any given time. HC Capital may also recommend that the Board of Trustees terminate a particular Specialist Manager when it believes that such termination will benefit a Portfolio. The goal of the multi-manager structure is to achieve a better rate of return with lower volatility than would typically be expected of any one management style. Its success depends upon the ability of the Trust to: (a) identify and retain Specialist Managers who have achieved and will continue to achieve superior investment records relative to selected benchmarks; (b) pair Specialist Managers that have complementary investment styles (e.g., top-down vs. bottom-up investment selection processes); (c) monitor Specialist Managers’ performance and adherence to stated styles; and (d) effectively allocate Portfolio assets among Specialist Managers.

A detailed description of the Specialist Managers that currently serve the Portfolio is found in the “Specialist Manager Guide” included in this Prospectus.

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Management of the Trust (continued)

Additional Information About Fund Management

The Portfolio may pursue its investment objective, in part, by investing in the Subsidiary. The Subsidiary has entered into separate contracts with each of HC Capital and the Specialist Managers whereby they provide investment advisory and other services to the Subsidiary. Neither HC Capital nor the Specialist Managers receive separate compensation from the Subsidiary for provision of these services. The Portfolio pays HC Capital and the Specialist Managers their management fees based on the Portfolio’s assets, including its investment in the Subsidiary.

16

Shareholder Information

Purchases and Redemptions

Calculating NAV.  The Portfolio’s NAV is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. The NAV is calculated by adding the total value of the Portfolio’s investments and other assets attributable to HC Advisors Shares, subtracting its liabilities attributable to HC Advisors Shares and then dividing that figure by the number of outstanding HC Advisors Shares of the Portfolio:

NAV =	total assets – liabilities
number of shares outstanding

The value of the Portfolio’s investments is generally determined by current market quotations. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees (“Board”) in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by the Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When the closing price of a foreign security is not an accurate representation of value as a result of events that have occurred after the closing of the primary foreign exchange and prior to the time certain of the Portfolio’s net asset value per share is calculated (a “Significant Event”), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee. An example of a frequently occurring Significant Event is a significant movement in the U.S. equity markets. The Board may predetermine the level of such a movement that will constitute a Significant Event (a “Trigger”) and preauthorize the Trust’s Accounting Agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designated to determine a fair value for the affected securities. On a day when a Fair Value Pricing Service is so utilized, the Trust’s Pricing Committee need not meet. The Pricing Committee, however, will determine the fair value of securities affected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.

When this fair value pricing method is employed, the prices of securities used in the daily computation of the Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Trust’s Board of Trustees.

Service Fees.  The Trust has adopted a plan under Rule 12b-1 (“12b-1 Plan”) that allows HC Advisors Shares of each Portfolio to pay service fees related to services provided to shareholders. Because these fees are paid out of a Portfolio’s assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum such fee is 0.25% of the average daily net assets of the Portfolio. There is no current intention to assess this fee.

Acceptance of Purchase Orders; Anti-Money Laundering Policy.  Payment for purchases of Trust shares may be made by wire transfer or by check drawn on a U.S. bank. Generally, purchases must be made in U.S. dollars. Third-party checks, cash, credit cards, credit card convenience checks, traveler’s checks, money orders and checks payable in foreign currency are not accepted. The Trust reserves the right to reject any purchase order. Purchase orders may be received by the Trust’s transfer agent on any regular business day.

If accepted by the Trust, shares of the Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Portfolio. Securities accepted by the Trust for exchange and Portfolio shares to be issued in the exchange will be valued as set forth under “Calculating NAV” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Trust by the investor upon receipt from the issuer. The Trust will not accept securities in exchange for shares of a Portfolio unless such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued and current market quotations are readily available for such securities. The Trust will accept such securities for investment and not for resale. A gain or loss for Federal income tax purposes will generally be realized by

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Shareholder Information (continued)

investors who are subject to federal taxation upon the exchange depending upon the cost of the securities exchanged. Investors interested in such exchanges should contact the Trust. Purchases of shares will be made in full and fractional shares calculated to three decimal places.

Multiple Class Portfolios.  The Trust offers two classes of shares: HC Advisors Shares and HC Strategic Shares. The Prospectus provides information for the HC Advisors Shares. You may purchase HC Advisors Shares if you are a client of HC Capital.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. Accordingly, when you open an account, you will be asked for information that will allow the Trust to verify your identity, in the case of individual investors or, in the case of institutions or other entities, to verify the name, principal place of business, taxpayer identification number and similar information. The Trust may also ask you to provide other documentation or identifying information and/or documentation for personnel authorized to act on your behalf.

Identity Verification Procedures – Because the absence of face-to-face contact with customers limits the Trust’s ability to reasonably validate the authenticity of documents received from an applicant, the Trust will never rely solely upon documentary methods to verify a customer’s identity. However, documentary evidence of a customer’s identity shall be obtained in an effort to complement the non-documentary customer identification verification process whenever necessary.

Customer Information – The following information is required prior to opening an account:

a. Name;

b. Date of birth, for an individual;

c. Address, which shall be:

1) For an individual, a residential or business street address;

2) For an individual who does not have a residential or business street address, an Army Post Office (APO) or Fleet Post Office (FPO) box number, or the residential or business street address of next of kin or of another contact individual; or

3) For a person other than an individual (such as a corporation, partnership, or trust), a principal place of business, local office or other physical location; and

d. Identification Number, which shall be:

1) For a U.S. person, a taxpayer identification number; or

2) For a non-U.S. person, one or more of the following: a taxpayer identification number, passport number and country of issuance; alien identification card number; or number and country of issuance of any other government issued document evidencing nationality or residence and bearing a photograph or similar safeguard.

Customer Verification.  As discussed above, the Trust also uses non-documentary methods to verify a customer’s identity, although an initial, documentary (good order) review of the Account Application and purchase instrument will also be conducted for consistency, completeness, signs of alteration or other abnormalities or deficiencies. The Trust will complete its procedures to attempt to verify the customer’s identity within five business days of opening an account. The Trust will identify customers primarily by independently verifying the customer’s identity through the comparison of information provided by the customer with information obtained from a consumer reporting agency, public database or other source.

If a customer’s identity cannot be reasonably ensured through the above verification procedures, the Trust will not open the account and the original purchase instrument will normally be returned to the customer. In the event an account was opened for a customer during the verification process, it will be closed and the proceeds will normally be returned to the customer. However, if there is evidence of fraud or other wrong doing, the customer’s account will be frozen and no proceeds or purchase instruments will be returned until the matter is resolved.

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Shareholder Information (continued)

Redeeming Your Shares.  You may redeem your shares in any Portfolio on any regular business day. Shares will be redeemed at the NAV next computed after receipt of your redemption order by the Trust. You will receive redemption proceeds within 7 days after receipt of your redemption order by the Trust. Redemption proceeds may be wired to an account that you have predesignated and which is on record with the Trust. Shares purchased by check will not be redeemed until that payment has cleared – normally, within 15 days of receipt of the check by the Trust. Redemption requests for all or any portion of your account with the Trust, must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative. If you wish to redeem shares of any Portfolio valued at $25,000 or more, each signature must be guaranteed.

Other Information about Purchases and Redemptions.  Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution. Capital gains, if any, are distributed at least annually.

The values of securities that are primarily listed on foreign exchanges may change on days when the NYSE is closed and the NAV of the Portfolio is not calculated. You will not be able to purchase or redeem your shares on days when the NYSE is closed.

The Trust may permit investors to purchase shares of the Portfolio “in kind” by exchanging securities for shares of the Portfolio. This is known as an “in kind” purchase. Shares acquired in an in-kind transaction will not be redeemed until the transfer of securities to the Trust has settled – usually within 15 days following the in-kind purchase. The Trust will not accept securities in exchange for shares of the Portfolio unless: (1) such securities are eligible to be included, or otherwise represented, in the Portfolio’s investment portfolio at the time of exchange and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Portfolio, the value of any such security (except U.S. Government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio, will not exceed 5% of the net assets of the Portfolio immediately after the transaction. The Trust may also redeem shares in kind. This means that all or a portion of the redemption amount would be paid by distributing on a pro rata basis to the redeeming shareholder securities held in the Portfolio’s investment portfolio. Investors will incur brokerage charges on the sale of these portfolio securities. In-kind purchases and sales will be permitted solely at the discretion of the Trust.

The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. If it is still below $5,000 after 30 days, the Trust may close your account and send you the proceeds at the current NAV. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

Frequent purchases and redemptions of shares of a mutual fund (including activities of “market timers”) can result in the dilution in the value of Trust shares held by long-term shareholders, interference with the efficient management of a fund’s investment portfolio, and increased brokerage and administrative costs. The Board of Trustees has considered the extent to which the Portfolio may be vulnerable to such risks. While the Board of Trustees will continue to monitor the situation and may elect to adopt specific procedures designed to discourage frequent purchases and redemptions, the Board of Trustees, has determined that it is not necessary to do so at this time. This conclusion is based on the fact that investments in the Trust may be made only by investment advisory clients of HC Capital or financial intermediaries such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with HC Capital and the absence of abuses in this area at any time since the commencement of the Trust’s operations.

Shareholder Reports and Inquiries.  Shareholders will receive semi-annual reports containing unaudited financial statements as well as annual reports containing financial statements which have been audited by the Trust’s independent registered public accounting firm. Each shareholder will be notified annually as to the Federal tax status of distributions made by the Portfolio. Shareholders may contact the Trust by calling the telephone number, or by writing to the Trust at the address shown, on the back cover of this Prospectus.

Dividends and Distributions.  Any income the Portfolio receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends, if any, on the Portfolio are paid on a quarterly basis. Capital gains, if any, are distributed at least annually.

Federal Taxes.  The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or

19

Shareholder Information (continued)

residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Portfolio Distributions.  The Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as discussed below, you will be subject to Federal income tax on Portfolio distributions regardless whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, which may be taxed at a rate as high as 35%, except as discussed below.

Distributions attributable to the net capital gain of the Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%.

Distributions of certain “qualifying dividends” will also generally be taxable to non-corporate shareholders at a maximum rate of fifteen percent (15%), as long as certain requirements are met. In general, distributions paid by the Portfolio to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Portfolio.

Distributions from the Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by the Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales or Exchanges.  You will generally recognize taxable gain or loss for Federal income tax purposes on a sale, exchange or redemption of your shares in the Portfolio, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of the Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Portfolio. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans.  One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable. However, future distributions from IRAs and other Tax-Qualified Plans are usually taxed as ordinary income.

Other Tax Exempt Investors.  Tax-exempt investors will generally be exempt from federal income tax on dividends received and gains realized with respect to shares of the Portfolio. Tax-exempt investors may, however, be subject to the unrelated business income tax to the extent their investments in the Portfolio are debt-financed. Moreover, certain categories of tax-exempt investors, such as private foundations, may be subject to federal excise tax on their investment income, which would include income and gain from an investment in shares of the Portfolio.

Foreign Taxes Incurred by the Portfolio.  It is expected that the Portfolio will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. If more than 50% of the value of the assets at the close of the year consists of stock or securities of foreign corporations, the Portfolio may elect to pass-through to its shareholders their pro rata share of foreign taxes that the Portfolio pays. If this election is made, shareholders will be: (i) required to include in their gross income (in addition to actual dividends received) their pro rata share of any foreign taxes paid by the Portfolio, and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code.

Backup Withholding.  The Portfolio may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct

20

Shareholder Information (continued)

tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current withholding rate, as of the date of this prospectus, is 28%.

U.S. Tax Treatment of Foreign Shareholders.  Nonresident aliens, foreign corporations and other foreign investors in a Portfolio will generally be exempt from U.S. federal income tax on Portfolio distributions attributable to net capital gains. The exemption may not apply, however, if the investment in the Portfolio is connected to a trade or business of the foreign investor in the United States or if the foreign investor is present in the United States for 183 days or more in a year and certain other conditions are met.

Portfolio distributions attributable to other categories of Portfolio income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Portfolio with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Portfolio. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Portfolio.

State and Local Taxes.  You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Portfolio’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions.  Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at a maximum rate of 15% will sunset after 2010.

Special Tax Considerations Related to the Portfolio.  In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Portfolio must, among other things, derive at least 90% of its income from certain specified sources (such income, “qualified income”). The tax treatment of commodity-linked notes and certain other derivative instruments under tests to qualify as a regulated investment company is not certain. The Trust intends to seek a private letter ruling from the IRS confirming that the income and gain arising from certain types of commodity-linked notes in which the Portfolio invests constitute qualifying income under Code. If the commodity-linked instruments in which the Portfolio invests were not regarded as producing qualifying income, then the Portfolio might fail to qualify as a regulated investment company. In addition, the Subsidiary will invest in commodity-linked swaps and certain other commodity-linked derivatives. The Trust intends to seek a private letter ruling from the IRS confirming that income derived from the Portfolio’s investment in the Subsidiary will constitute qualifying income to the Portfolio. If income derived from the Portfolio’s investment in its Subsidiary were not considered to be qualifying income, the Portfolio might fail to qualify as a regulated investment company.

In addition, another requirement for qualifying for the special tax treatment accorded regulated investment companies and their shareholders is that the Portfolio must satisfy several diversification requirements, including the requirement that not more than 25% of the value of the Portfolio’s total assets may be invested in the securities (other than those of the US Government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses. Therefore, the Portfolio may not invest any more than 25% of the value of its assets in the Subsidiary. Absent this diversification requirement, the Portfolio would be permitted to invest more than 25% of the value of its assets in the Subsidiary.

More information about taxes is in the Statement of Additional Information.

21

Financial Highlights

There are no financial highlights for HC Advisors Shares of the Portfolio as the Portfolio had not yet commenced operations as of June 30, 2009.

22

Specialist Manager Guide

This Specialist Manager Guide sets forth certain information about the Specialist Managers and the individual portfolio managers. Additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of securities in the respective Portfolios is available in the SAI.

Pacific Investment Management Company LLC (“PIMCO”) serves as a Specialist Manager for the Portfolio. PIMCO is an investment adviser registered with the SEC pursuant to the Investment Advisers Act. Its headquarters are located at 840 Newport Center Drive, Suite 100, Newport Beach, CA 92660. As of June 30, 2009, PIMCO had total assets under management of approximately $842 billion, of which approximately $331 billion represented assets of mutual funds.

Mihir P. Worah is responsible for the day-to-day management of that portion of the Portfolio allocated to PIMCO. Mr. Worah is a managing director in the Newport Beach office, a portfolio manager, and head of the Real Return portfolio management team. He was previously a member of the analytics team and worked on real and nominal term structure modeling and options pricing. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. He holds a Ph.D. in theoretical physics from the University of Chicago.

For its services to the Portfolio, PIMCO receives an annual fee of 0.49%.

Wellington Management Company, LLP (“Wellington Management”) serves as a Specialist Manager for the Portfolio. Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, MA 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion* in assets, of which approximately $281 billion consisted of mutual fund assets.

The portfolio managers responsible for the day-to-day management of those portions of the Portfolio allocated to Wellington Management are:

Jay Bhutani, Director and Global Industry Analyst affiliated with Wellington Management, has served as the portfolio manager for the Commodity Related Securities portion of the Fund since inception. Mr. Bhutani joined Wellington Management as an investment professional in 2007. Prior to joining Wellington Management, Mr. Bhutani served as an analyst and sector portfolio manager across the oil, gas, and mining industries at Credit Suisse Asset Management in London (2002-2007).

David A. Chang, CFA, Vice President and Commodities Portfolio Manager of Wellington Management, has served as the portfolio manager for the Subsidiary since inception. Mr. Chang joined Wellington Management in 2001, and has been an investment professional since 2002.

Gregory J. LeBlanc, CFA, Senior Vice President and Global Industry Analyst of Wellington Management, has served as the portfolio manager for the Subsidiary since inception. Mr. LeBlanc joined Wellington Management in 1995, and has been an investment professional since 1998.

For its services to the Portfolio, Wellington Management receives a fee, payable monthly, at the following rates. For assets managed in its Global Natural Resources strategy, Wellington Management will receive a fee at an annual rate of 0.85% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy so long as there are at least $50 million in assets present in such account and 1.00% if less than $50 million are present in the account. Wellington Management has waived the $50 million minimum assets level for the first six months of the Portfolio’s operations. For assets managed in its Commodity strategy, Wellington Management will receive a fee at an annual rate of 0.75% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy from time to time.

* The firm-wide asset totals do not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve.

23

HC Capital Trust

For More Information:
For more information about any of the Portfolios of the HC Capital Trust, please refer to the following documents, each of which is available without charge from the Trust:

Annual and Semi-Annual Reports (“Shareholder Reports”)/Form N-Q:
The Trust’s annual and semi-annual reports to shareholders contain additional information on the Trust’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the several Portfolios during the Trust’s last fiscal year. In addition, the Portfolios file their complete portfolio schedule as of the end of their first and third fiscal quarters with the SEC on Form N-Q. A discussion regarding the Board of Trustee’s basis for approval of the HC Capital Agreement and for approval of the Specialist Manager advisory agreement is available in the Trust’s semi-annual report dated December 31, 2009.

Statement of Additional Information (“SAI”):
The SAI provides more detailed information about the Trust, including its operations and the investment policies of its several Portfolios. A description of the Trust’s policies and procedures regarding the release of portfolio holdings information is also available in the SAI. It is incorporated by reference into, and is legally considered a part of, this Prospectus.

To obtain copies of Shareholder Reports or the SAI, free of charge:
Contact the Trust at HC Capital Trust, Five Tower Bridge, 300 Barr Harbor Drive, Suite 500,
West Conshohocken, PA 19428-2970 (or call 800-242-9596)

Other Resources:
You can also review and copy Shareholder Reports, Form N-Q and the SAI at the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Text-only copies of these documents are also available from the SEC’s website at http://www.sec.gov or for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102, by calling 202-551-8090, or by electronic request to: publicinfo@sec.gov. The Trust does not have an internet web site.

Investment Company Act File No. 811-08918.

Prospectus

Ticker Symbol

The Commodity Related Securities Portfolio	HCCSX

HC Strategic Shares
March 29, 2010

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete.
Any representation to the contrary is a criminal offense.

Mutual Funds are:

NOT FDIC INSURED

May Lose Value	No Bank Guarantee

A summary of the risks, past performance and fees of each Portfolio	Portfolio Descriptions
	The Commodity Related Securities Portfolio	2

An overview of securities that may be purchased, investment techniques that may be used and the risks associated with them	Investment Risks and Strategies	10

About the Trust’s governance and management framework	Management of the Trust	15

Your guide to an account in the HC Capital Trust	Shareholder Information	17
	Purchases and Redemptions	17
	Shareholder Reports and Inquiries	19
	Dividends and Distributions	19
	Federal Taxes	19

Selected Per Share Information	Financial Highlights	22

Information about those responsible for day-to-day investment decisions for the Portfolios	Specialist Manager Guide	23

	For More Information	back cover

The Commodity Related Securities Portfolio

Investment Objective  The investment objective of The Commodity Related Securities Portfolio is to provide capital appreciation and current income.

Fees and Expenses
The fee table and accompanying example below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the
value of your investment)

Management Fees	0.79%
Other Expenses(a)	0.16%
Total Annual Portfolio Operating Expenses	0.95%

(a) Based on estimated amounts for the current fiscal year.

Example:  This Example is intended to help you compare the cost of investing in HC Strategic Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$97
3 Years	$303

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio had not yet commenced operations.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its assets) in a portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. For this purpose, commodities are assets that have tangible properties, such as oil, metal and agricultural products. Commodity-related industries include, but are not limited to: (i) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or natural resources, and (ii) companies that provide services to commodity producers. The Portfolio considers a company to be in a commodity-related industry if, as determined by the relevant Specialist Manager, at least 50% of the company’s assets, revenues or net income are derived from, or related to, such activities. The Portfolio may invest without limitation in foreign securities, including securities issued by companies in emerging markets. The Portfolio also intends to gain exposure to commodity markets by investing a portion of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments. The Subsidiary is managed by the same Specialist Managers that advise the Portfolio.

Under normal market conditions, the Portfolio will invest at least 80% of its assets, plus any borrowings for investment purposes, in securities of companies in commodity-related industries or other investments where the value of the investment is linked to changes in commodity prices or a commodity-related index, such as commodity-linked structured notes, futures contracts and other investment vehicles that invest in commodities and commodity-related instruments (including the Subsidiary). Securities of companies in commodities-related industries may include common stocks, preferred securities, warrants, convertible securities and other equity and commodity-linked securities issued by such companies. Cash collateral for the Portfolio’s holdings of

2

The Commodity Related Securities Portfolio (continued)

commodity-linked structured notes will be included with this 80% basket. The Portfolio may invest in equity and fixed income securities and may invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that the Portfolio may be, but is not required to be, managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time. The Portfolio is currently managed by two Specialist Managers.

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.

•	Commodity-Related Securities Risk – The securities of companies in commodity-related industries may underperform the stock market as a whole. The stock prices of such companies may also experience greater price volatility than other types of common stocks. Securities issued by companies in commodity-related industries are sensitive to changes in the supply and demand for, and thus the prices of, commodities. Additionally, the values of securities issued by commodity-related companies may be affected by factors affecting a particular industry or commodity.

•	Commodity-Related Investment Risk – Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, interest rate changes or events affecting a particular commodity or industry, such as political instability or conflict, international economic and regulatory developments, embargoes and tariffs, and drought, floods and other weather-related events.

•	Counterparty Risk – The Portfolio will be subject to credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds or the other party to an over the counter transaction will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds” and foreign bonds.

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio. Additionally, investments in commodity-linked derivatives may be subject to special risks that do not apply to all derivatives transactions. The value of a commodity-linked derivative investment is generally based on the price movements of a physical commodity. Accordingly, these investments are subject to markets risks that relate to the movement of prices in the commodities markets, which may be speculative. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments that Portfolio buys, which may make it difficult for the Portfolio to sell them at an acceptable price.

•	Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE® Index.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

3

The Commodity Related Securities Portfolio (continued)

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

•	Industry Concentration Risk – The Portfolio is expected to be concentrated in commodity-related industries. The focus of the Portfolio on a specific group of related industries my present more risks than if the Portfolio were more broadly diversified over numerous unrelated industries. A downturn in commodity-related industries would have a larger impact on the Portfolio than on an investment company that does not concentrate in such industries. At times, the performance of the Portfolio’s investments in commodity-related industries may lag the performance of other industries or the broader market as a whole.

•	Interest Rate Risk – One of the risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•	Leveraging Risk – The Portfolio has the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Portfolio to be more volatile than if it had not been leveraged.

•	Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk – Investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain investment subadvisers (“Specialist Managers”) who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager. For example, one Specialist Manager may sell a security that is to be purchased by another Specialist Manager for the same Portfolio or a Portfolio may experience substantial portfolio turnover in the event that one Specialist Manager is replaced by another. Further, because a Specialist Manager may manage only a portion of the Portfolio it serves, securities may be purchased and sold without regard to the overall trading expenses of the Portfolio. Under such circumstances, higher transaction costs are likely to result.

•	Non-Diversification Risk – The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.

•	Non-Investment Grade Securities Risk – Non-investment grade securities are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. Such securities may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•	Small/Mid Cap Risk – Many companies in the investable universe are classified as small or mid cap companies. Small and mid-cap companies may be more vulnerable to

4

The Commodity Related Securities Portfolio (continued)

adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•	Subsidiary Risk – The commodity-related instruments held by the Subsidiary are subject to the same risks that apply to similar investments if held directly by the fund (see “Commodities Related Investment Risk” above). The Subsidiary is not registered under the Investment Company Act and is not subject to all of the requirements and protections of that Act. However, the Portfolio wholly owns and controls the Subsidiary, and the Board has responsibility for overseeing the investment activities of the Portfolio, including its investment in the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the Subsidiary and/or the Portfolio.

•	Tax Risk – The Portfolio has the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.

Investment Adviser
HC Capital Solutions (“HC Capital”) is the Portfolio’s investment adviser.

Investment Subadviser
Wellington Management Company, LLP (“Wellington Management”) and Pacific Investment Management Company, LLC (“PIMCO”) are the investment subadvisers (“Specialist Managers”) for the Portfolio.

Portfolio Managers:

Wellington Management:  Jay Bhutani joined Wellington Management in 2007, David Chang joined Wellington Management in 2001 and Gregory LeBlanc joined Wellington Management in 1995. As of the date of this Prospectus, Messrs. Bhutani, Chang and LeBlac have not yet begun providing investment management services to the Portfolio.

PIMCO:  Mihir Worah has been with PIMCO since 2001. As of the date of this Prospectus, Mr. Worah had not yet begun providing investment management services to the Portfolio.

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The Commodity Related Securities Portfolio (continued)

Purchasing and Selling Your Shares
You may purchase HC Strategic Shares of the Portfolio only if you are a client of HC Capital. HC Strategic Shares of the Portfolio are sold at their net asset value per share (“NAV”) next calculated after your purchase order is accepted by the Trust. You may redeem your shares in the Portfolio on any regular business day. Redemption requests for all or any portion of your account with the Trust must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative.

The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. If it is still below $5,000 after 30 days, the Trust may close your account and send you the proceeds at the current NAV. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Distributions attributable to the net capital gain of the Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.

For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”

Payment to Broker-Dealers and Other Financial Institutions
If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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More Information About Fund Investments and Risks

Commodities are assets that have tangible properties, such as oil, gas, energy, precious metals, industrial metals and agricultural products. Commodity-related industries include, but are not limited to: (a) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or other natural resources; and (b) companies that use commodities extensively in their products or provide services to commodity-related industries.

The Portfolio intends to invest in commodity-linked derivative instruments, in particular structured notes and futures contracts. The Portfolio will typically seek to gain exposure to the commodities markets by making direct investments in commodity-linked notes and by investing a portion of its assets in the Subsidiary. The Portfolio may also seek to replicate the performance of a commodity index or structured note by investing in futures contracts. Commodity-linked structured notes and other commodity-linked derivative instruments (other than futures contracts) are hybrid instruments excluded from regulation under the Commodity Exchange Act (the “Act”). From time to time, the Portfolio may invest in instruments that are regulated under the Act. A hybrid instrument is a derivative instrument. Its value is derived from, or linked to, the value of another instrument or asset. Hybrid instruments have a higher risk of volatility and loss of principal. The Subsidiary may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments.

The Portfolio will invest globally and may invest without limit in securities of non-U.S. issuers. The Portfolio may invest in securities of foreign issuers in foreign markets and in the form of American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) and other depository receipts.

Under normal market conditions, the Portfolio will invest in the securities of companies domiciled primarily in developed countries, but the equity portion of the Portfolio may invest up to 50% of its net assets in securities of companies domiciled in emerging markets countries.

The Portfolio may invest up to 20% of its assets in preferred securities of companies in commodity-related industries. The Portfolio will not invest more than 20% of its net assets in preferred stock rated below investment grade or unrated securities of comparable quality. Securities of non-investment grade quality are regarded as having predominantly speculative characteristics with respect to the capacity of the issuer of the securities to pay interest and repay principal.

The Portfolio may also invest up to 15% of its net assets in illiquid securities.

Specialist Managers.  Wellington Management and PIMCO currently provide portfolio management services to this Portfolio. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Wellington Management Selection Process	Wellington Management currently manages assets for the Portfolio using two separate and distinct strategies.

With respect to the portion of the Portfolio invested in securities issued by companies in commodity-related industries (the “Commodity Related Securities portion”), Wellington Management invests primarily in equity and equity-related securities of companies worldwide that are expected to benefit from rising demand for natural resources and natural resource-based products and services. These investments fall within three major sectors: 1) energy, 2) metals and mining and 3) forest products and other natural resource-based companies.

Portfolio weights across these natural resources sectors are driven by bottom up stock selection. Wellington Management uses fundamental research to identify companies with attractive growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the Portfolio on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections, and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

Natural resources companies often operate in countries that are different from the country in which their securities trade. The country allocation is primarily a result of the sector and security selection;

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More Information About Fund Investments and Risks (continued)

however, an important element of this analysis is the economic and political dynamics of each of these countries.

With respect to the Commodity strategy employed by Wellington Management, the strategy will be implemented primarily through the Subsidiary. In this strategy, Wellington Management invests in commodity-linked derivative instruments, such as swaps, futures and options, based on the research of its global industry analysts and natural resources investment teams. Positions are rebalanced based on fundamental views, quantitative model results, seasonal factors, and each commodity’s historical price range. The investment universe is not constrained to the commodities held within the Commodity Related Securities strategy.

Commodity prices are driven by both demand and supply dynamics. To assess demand, Wellington Management monitors the behavior of consumers of commodities, which is influenced by both short and long-term factors. In the short-term, the state of the economic cycle, currency fluctuations, and prices of substitutes (e.g., natural gas versus heating oil, or copper versus aluminum) are important. In the long-term, secular changes such as technological progress, developing economies, and environmental regulations influence consumer behavior.

On the supply side, market structure and marginal supplier behavior influence short-term commodity prices. In the long-term, supply is driven by a producer’s outlook for a commodity. The outlook incorporates future price and cost projections, including capital expenditures required to replace machinery, add capacity, and explore for new reserves.

Through its analysis of supply and demand fundamentals, Wellington Management seeks to identify attractive investment opportunities in individual commodities.

The Commodity strategy maintains diversified exposure to the four major commodity sectors (Energy, Industrial Metals, Precious Metals and Agriculture & Livestock). Wellington Management manages exposure to the four major commodity sectors (Energy, Industrial Metals, Precious Metals, and Agriculture & Livestock) based on its top-down view of the attractiveness of each sector, which is influenced by the outlook for global economic growth, global inflation pressure, and major currency relationships, as well as its bottom-up view on the attractiveness of each sector and the roll yield prevailing in the sector.

The PIMCO Investment Selection Process	PIMCO’s investment process is a three-part approach, implemented simultaneously. The first part of this approach relates to managing the core commodities index exposure; the second part involves evaluating and implementing structural strategies within the commodities markets where the primary focus is not to implement actual overweights or underweights of individual commodities versus their respective weights in the index. The third part relates to active management of the short-term collateral portfolio.

Initially, the designated commodity index exposure will be achieved by utilizing total return index swaps or commodity futures (most likely the former). This will be executed using more than one counterparty, and the implementation will be managed in a way that minimizes any potential impact on the futures markets as the positions are established. Next, structural positions will be executed based on PIMCO’s perspective of the commodity market during a given point in time that contributes to incremental value to the portfolio. These structural positions result from PIMCO’s own research and also from the flow of ideas that naturally come as the result of PIMCO’s premier position in commodity markets. The third part of PIMCO’s implementation is management of the collateral supporting the commodity index exposure. The collateral portfolio supporting the commodity exposure will be either managed or guided by PIMCO’s Short-Term desk in an enhanced cash approach consistent with the firm’s overall investment process. Strategy implementation for short-term portfolios relies on various structural yield premiums, including seeking to:

• Exploit the term premium at the short end of the yield curve through duration management;

• Extract a yield premium for managing varying levels of transaction liquidity;

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More Information About Fund Investments and Risks (continued)

• Obtain a credit premium by investing a portion of the portfolio in securities rated below AAA to capture both yield and diversification benefits; and

     •    Capture a volatility premium; Investors typically overpay for price stability as demonstrated by the fact that implied short-term market volatility is generally higher than actual realized volatility. Therefore by effectively selling price volatility (i.e., purchasing mortgage-backed securities), PIMCO is able to exploit this market inefficiency and capture the yield premium.

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Investment Risks and Strategies

The following is a summary of the types of investments that the Portfolio may make and some of the risks associated with such investments. A more extensive discussion, including a description of the Trust’s policies and procedures with respect to disclosure of the Portfolio’s securities, appears in the Statement of Additional Information.

About Equity Securities.  The prices of equity and equity-related securities will fluctuate – sometimes dramatically – over time and the Portfolio could lose a substantial part, or even all, of its investment in a particular issue. The term “equity securities” includes common and preferred stock; “equity-related securities” refers to securities that may be convertible into common stock or preferred stock, or securities that carry the right to purchase common or preferred stock. Price fluctuations may reflect changes in the issuing company’s financial condition, overall market conditions or even perceptions in the marketplace about the issuing company or economic trends. Prices of convertible securities may, in addition, also be affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

Small Company Risk.  Equity securities of smaller companies may be subject to more abrupt or erratic price movements than larger, more established companies. These securities are often traded in the over-the-counter markets and, if listed on national or regional exchanges, may not be traded in volumes typical for such exchanges. This may make them more difficult to sell at the time and at a price that is desirable. Smaller companies can provide greater growth potential than larger, more mature firms. Investing in the securities of such companies also involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks have been more volatile in price than companies with larger capitalizations. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

About Foreign Securities.  Equity securities of non-U.S. companies are subject to the same risks as other equity or equity-related securities. Foreign fixed income securities are subject to the same risks as other fixed income securities (as described below). Foreign investments also involve additional risks. These risks include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of foreign political, social or diplomatic developments; limitations on the movement of funds or other assets between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Transactions in markets overseas are generally more costly than those associated with domestic securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the Portfolio’s income.

Foreign Currency Risk.  The prices of securities denominated in a foreign currency will also be affected by the value of that currency relative to the U.S. dollar. Exchange rate movements can be large and long-lasting and can affect, either favorably or unfavorably, the value of securities held in the Portfolio. Such rate movements may result from actions taken by the U.S. or foreign governments or central banks, or speculation in the currency markets.

Emerging Market Securities.  Investing in emerging market securities increases the risks of foreign investing. The risk of political or social upheaval, expropriation and restrictive controls on foreign investors’ ability to repatriate capital is greater in emerging markets. Emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, there may be few publicly traded securities and the market may be dominated by a few issuers or sectors. Fixed income securities issued by emerging market issuers are more likely to be considered equivalent to risky high yield securities. Investment funds and structured investments are mechanisms through which U.S. or other investors may invest in certain emerging markets that have laws precluding or limiting direct investments in their securities by foreign investors.

About Fixed Income Securities.  Fixed income securities – sometimes referred to as “debt securities” – include bonds, notes (including structured notes), loans, mortgage-backed and asset-backed securities, convertible and preferred securities as well as short-term debt instruments, often referred to as money market instruments. Fixed income securities may be issued by U.S. or foreign corporations, banks, governments, government agencies or subdivisions or other entities. A fixed income security may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in-kind and auction rate features. All of these factors – the type of instrument, the issuer and the payment terms – will affect the volatility and the risk of loss associated with a particular fixed income issue. The “maturity” of a fixed income instrument and the “duration” of a portfolio of fixed income instruments also affect investment risk. The maturity of an individual security

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Investment Risks and Strategies (continued)

refers to the period remaining until holders of the instrument are entitled to the return of its principal amount. Longer-term securities tend to experience larger price changes than shorter-term securities because they are more sensitive to changes in interest rates or in the credit ratings of issuers. Duration refers to a combination of criteria, including yield to maturity, credit quality and other factors that measure the exposure of a portfolio of fixed income instruments to changing interest rates. An investment portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher average duration.

Interest Rate Risk.  Although the term fixed income securities includes a broad range of sometimes very different investments, all fixed income securities are subject to the risk that their value will fluctuate as interest rates in the overall economy rise and fall. The value of fixed income securities will tend to decrease when interest rates are rising and, conversely, will tend to increase when interest rates decline. Thus, in periods of declining interest rates, the yield of a Portfolio that invests in fixed income securities will tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of a Portfolio will tend to be lower.

Call/Prepayment Risk and Extension Risk.  Prepayments of fixed income securities will also affect their value. When interest rates are falling, the issuers of fixed income securities may repay principal earlier than expected. As a result, the Portfolio may have to reinvest these prepayments at the then prevailing lower rates, thus reducing its income. This may happen when market interest rates are falling and the underlying loans are being prepaid. Conversely, payments may be received more slowly when interest rates are rising, as prepayments on the underlying loans slow. Either situation can affect the value of the instrument adversely.

Credit Risk.  Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region. Fixed income securities may be rated by one or more nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Corporation (“S&P”) and Moody’s Investors Service, Inc. These ratings represent the judgment of the rating organization about the safety of principal and interest payments. They are not guarantees of quality and may be subject to change even after a security has been acquired.

Risk Factors Relating to High Yield or “Junk” Bonds.  Fixed income securities that are rated below investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk of default or downgrade, are more volatile than investment grade securities, and are considered speculative by the major credit rating agencies. Such securities may be issued by companies that are restructuring, are smaller and less credit worthy or are more highly indebted than other companies. They may be less liquid than higher quality investments and may not be able to pay interest or ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. Changes in the value of these securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities and involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer’s credit-worthiness. The Portfolio will not generally purchase “distressed” securities.

When-issued Securities.  Fixed income securities may be purchased for future delivery but at a predetermined price. The market value of securities purchased on a “when-issued” basis may change before delivery; this could result in a gain or loss to the purchasing Portfolio.

Mortgage-Backed and Asset-Backed Securities.  Mortgage-backed and asset-backed securities represent securities backed by loans secured by real property, personal property, or a pool of unsecured lines of credit. Mortgage-backed and asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. They represent interests in pools of mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. In effect, these securities “pass through” the monthly payments that individual borrowers make on their mortgages or other debt-obligations net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). Because of their derivative structure – the fact that their value is derived from the value of the underlying assets – these securities are particularly sensitive to prepayment and extension risks noted above which can lead to significant fluctuations in the value of mortgage-backed securities. Small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets. Mortgage-backed and asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, the counterparty and/or the sponsoring entity. The risks of mortgage-backed

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Investment Risks and Strategies (continued)

securities also include (1) the credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning such properties; (2) adverse economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; and (3) loss of all or part of the premium, if any, paid. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. Instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, may affect the liquidity and valuation of such securities. As a result, under such circumstances, certain segments of the non-agency market may experience significantly diminished liquidity.

Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or “interest-only” class), while the other class will receive all of the principal (“PO” or “principal-only” class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws. Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables.

Mortgage Dollar Rolls.  Mortgage dollar rolls are arrangements in which a Portfolio would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Portfolio would forego principal and interest paid on the mortgage-backed securities during the roll period, a Portfolio would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time a Portfolio would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Portfolios.

Securities Purchased At Discount.  Securities purchased at a discount, such as step-up bonds, could require a Portfolio to accrue and distribute income not yet received. If it invests in these securities, a Portfolio could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions. Among the types of these securities in which a Portfolio may invest are zero coupon securities, which are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.

About Temporary Investment Practices.  It is the intention of the Trust that the Portfolio be fully invested in accordance with its investment objective and policies at all times. The Specialist Managers may attempt to maintain liquidity pending investment by investing up to 20% of the assets allocated to it in short-term money market instruments issued, sponsored or guaranteed by the U.S. Government, its agencies or instrumentalities. Such securities are referred to in this Prospectus as U.S. government securities. The Portfolio may also invest in repurchase agreements secured by U.S. government securities or short-term money market instruments of other issuers, including corporate commercial paper, and variable and floating rate debt instruments, that have

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Investment Risks and Strategies (continued)

received, or are comparable in quality to securities that have received, one of the two highest ratings assigned by at least one recognized rating organization and/or money market funds. When the Trust reallocates Portfolio assets among Specialist Managers, adds an additional Specialist Manager to a Portfolio, or replaces a Specialist Manager with another Specialist Manager, the respective Specialist Manager receiving assets to invest may invest those Portfolio assets in short-term money market instruments during a startup or transition period while determining appropriate longer term investments. Under extraordinary market or economic conditions, all or any portion of the Portfolio’s assets may be invested in short-term money market instruments for temporary defensive purposes. If such action is taken by a Specialist Manager as a result of an incorrect prediction about the effect of economic, financial or political conditions, the performance of the Portfolio will be adversely affected and the Portfolio may be unable to achieve its objective.

About Hedging Strategies.  The Specialist Managers may, but are not obligated to, use certain strategies (“Hedging Strategies”) on behalf of the Portfolio in order to reduce certain risks that would otherwise be associated with their respective securities investments. In anticipation of future purchases, the Specialist Managers may use Hedging Strategies to gain market exposure pending direct investment in securities. These strategies include the use of options on securities and securities indexes and options on stock index and interest rate futures contracts. The Portfolio may also use forward foreign currency contracts in connection with the purchase and sale of those securities, denominated in foreign currencies, in which each is permitted to invest. In addition, the Portfolio may, but is not obligated to, use forward foreign currency contracts, foreign currency options and foreign currency futures to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated.

Use of the instruments noted above (collectively, “Hedging Instruments”) must be consistent with the Portfolio’s investment objective and policies. Further information relating to the use of Hedging Instruments, and the limitations on their use, appears in the Statement of Additional Information.

No assurances can be made that the Specialist Managers will use any Hedging Strategies, a particular Hedging Strategy or a particular Hedging Instrument. However, there are certain overall considerations to be aware of in connection with the use of Hedging Instruments in the Portfolio. The ability to predict the direction of the securities or currency markets and interest rates involves skills different from those used in selecting securities. Although the use of various Hedging Instruments is intended to enable the Portfolio to hedge against certain investment risks, there can be no guarantee that this objective will be achieved. For example, in the event that an anticipated change in the price of the securities (or currencies) that are the subject of the Hedging Strategy does not occur, it may be that the Portfolio would have been in a better position had it not used such a strategy at all. Moreover, even if a Specialist Manager correctly predicts interest rate or market price movements, a hedge could be unsuccessful if changes in the value of the option or futures position do not correspond to changes in the value of investments that the position was designed to hedge. Suitable hedging transactions may not be available in all circumstances. To the extent these strategies are used, they can disproportionately increase losses and reduce opportunities for gain when security prices, indices, currency exchange rates or interest rates are changing in unexpected ways. The Portfolio may suffer losses disproportionate to the amount of its investments in these securities. Liquid markets do not always exist for certain Hedging Instruments and lack of a liquid market for any reason may prevent the Portfolio from liquidating an unfavorable position and/or make valuation of the instrument difficult to determine. In the case of an option, the option could expire before it can be sold, with the resulting loss of the premium paid by the Portfolio for the option. In the case of a futures contract, the Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, options that are traded over-the-counter differ from exchange traded options in that they are two-party contracts with price and other terms negotiated between the parties. For this reason, the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In the case of currency-related instruments, such as foreign currency options, options on foreign currency futures, and forward foreign currency contracts, it is generally not possible to structure transactions to match the precise value of the securities involved since the future value of the securities will change during the period that the arrangement is outstanding. As a result, such transactions may preclude or reduce the opportunity for gain if the value of the hedged currency changes relative to the U.S. dollar. Like over-the-counter options, such instruments are essentially contracts between the parties and the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction.

About Other Permitted Instruments.

Temporary Investment Strategies.  The Portfolio may borrow money from a bank for temporary emergency purposes and may enter into reverse repurchase agreements. A reverse repurchase agreement, which is considered a borrowing for purposes of the Investment Company Act, involves the sale of a security by the Trust and its agreement to repurchase the instrument at a specified time and price. Accordingly, the Trust will maintain a segregated account consisting of cash, U.S. government securities or high-

13

Investment Risks and Strategies (continued)

grade, liquid obligations, maturing not later than the expiration of a reverse repurchase agreement, to cover its obligations under the agreement. To avoid potential leveraging effects of the Portfolio’s borrowings, additional investments will not be made while aggregate borrowings, including reverse repurchase agreements, are in excess of 5% of the Portfolio’s total assets. Borrowings outstanding at any time will be limited to no more than one-third of the Portfolio’s total assets. The Portfolio may lend portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value (plus accrued interest) of the securities loaned is maintained by the borrower with the lending Portfolio. During the time securities are on loan, the borrower will pay to the Portfolio any income that may accrue on the securities. The Portfolio may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent collateral. The Portfolio will not enter into any securities lending transaction if, at the time the loan is made, the value of all loaned securities, together with any other borrowings, equals more than one-third of the value of the Portfolio’s total assets.

Liquidity Risk.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell immediately at the time and at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk.  Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Investments in Other Investment Companies.

The Specialist Managers may also acquire, on behalf of the Portfolio, securities issued by other investment companies to the extent permitted under the Investment Company Act, provided that such investments are otherwise consistent with the overall investment objective and policies of the Portfolio. The Portfolio may invest in these instruments to achieve market exposure pending direct investment in securities in accordance with the investment policies of the Portfolio, to hedge against the relative value of the securities in which the Portfolio primarily invests, or to facilitate the management of cash flows in or out of the Portfolio. Other investment company securities that may be acquired by the Portfolio include those of investment companies which invest in short-term money market instruments.

Exchange-traded funds (“ETFs”) are securities that are issued by investment companies and traded on securities exchanges. ETFs are subject to market and liquidity risk. The Portfolio may invest in ETFs. Such ETFs are unaffiliated with the Portfolio.

Many ETFs seek to replicate the performance of a stock market index or a group of stock markets (“Index-based ETFs”) in a particular geographic area. Thus, investment in Index-based ETFs offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Portfolio will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to up to 5% of its total assets and limit aggregate investments in all investment companies to 10% of total assets. Provided certain requirements set forth in the Investment Company Act are met, however, investments in excess of these limitations may be made. In particular, the Portfolio may invest in the iShares® Trust and iShares®, Inc. (“iShares®”) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® funds make any representations regarding the advisability of investing in an iShares® fund.

14

Investment Risks and Strategies (continued)

Disclosure of Portfolio Holdings

A complete list of the Portfolio’s holdings is publicly available on a quarterly basis through filings made with the Securities and Exchange Commission (“SEC”) on Forms N-CSR and N-Q. A description of the Portfolio’s policies and procedures with respect to disclosure of the Portfolio’s securities is provided in the Trust’s Statement of Additional Information (“SAI”).

Management of the Trust

The Board of Trustees is responsible for the overall supervision and management of the business and affairs of the Trust. Day-to-day operations of the Trust are the responsibility of the Trust’s officers and various service organizations retained by the Trust.

HC Capital Solutions serves as the overall investment adviser to the Trust under the terms of its discretionary investment advisory agreement (“HC Capital Agreement”) with the Trust. HC Capital continuously monitors the performance of various investment management organizations, including the Specialist Manager, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. Although HC Capital advises the Board of Trustees with regard to investment matters, HC Capital is not responsible for day-to-day investment decisions for the Trust or its Portfolios. HC Capital is, however, responsible for monitoring both the overall performance of the Portfolio, and the individual performance of each Specialist Manager. The Portfolio is authorized to operate on a “multi-manager” basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. HC Capital may, from time to time, reallocate the assets of a multi-manager Portfolio among the Specialist Managers that provide portfolio management services to the Portfolio when it believes that such action would be appropriate to achieve the overall objectives of the Portfolio. Under the HC Capital Agreement, HC Capital does have direct authority to invest and reinvest the Trust’s assets but HC Capital does not currently do so. HC Capital is an integral part of the Specialist Manager selection process and instrumental in the supervision of Specialist Managers.

The Board of Trustees has authorized the Trust’s officers to request an order from the Securities and Exchange Commission (“SEC”) that would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board of Trustees but without submitting such contracts for the approval of the shareholders of the relevant Portfolio. The Trust’s shareholders have also approved this arrangement, however, the exemptive relief required from the SEC has not yet been obtained.

Officers and/or employees of HC Capital serve as the executive officers of the Trust and/or as members of the Board of Trustees. For its services under the HC Capital Agreement, HC Capital is entitled to receive an annual fee of 0.05% of each Portfolio’s average net assets. The principal offices of HC Capital are located at Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428-2970. A registered investment adviser under the Investment Advisers Act of 1940, as amended, since 1988, HC Capital had, as of August 31, 2009, approximately $17.2 billion in assets under management. HC Capital is a division of Hirtle, Callaghan & Co. LLC, and wholly owned by Hirtle Callaghan Holdings, Inc., which is controlled by one of its founders, Jonathan J. Hirtle.

Specialist Managers.  Day-to-day investment decisions for each of the Portfolio are the responsibility of the Specialist Managers retained by the Trust. In accordance with the terms of separate portfolio management agreements relating to the Portfolio, and subject to the general supervision of the Trust’s Board of Trustees, the Specialist Managers are responsible for providing a continuous program of investment management to, and placing all orders for, the purchase and sale of securities and other instruments for the Portfolio.

In the case of those Portfolios that are served by more than one Specialist Manager, HC Capital is responsible for determining the appropriate manner in which to allocate assets to each such Specialist Manager. HC Capital may increase or decrease the allocation to a Specialist Manager, if it deems it appropriate to do so, in order to achieve the overall objectives of the Portfolio involved. Allocations may vary between zero percent (0%) and one hundred percent (100%) of a Portfolio’s assets managed by a particular Specialist Manager at any given time. HC Capital may also recommend that the Board of Trustees terminate a particular Specialist Manager when it believes that such termination will benefit a Portfolio. The goal of the multi-manager structure is to achieve a better rate of return with lower volatility than would typically be expected of any one management style. Its success depends upon the ability of the Trust to: (a) identify and retain Specialist Managers who have achieved and will continue to achieve superior investment records relative to selected benchmarks; (b) pair Specialist Managers that have complementary investment styles (e.g., top-down vs. bottom-up investment selection processes); (c) monitor Specialist Managers’ performance and adherence to stated styles; and (d) effectively allocate Portfolio assets among Specialist Managers.

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Investment Risks and Strategies (continued)

A detailed description of the Specialist Managers that currently serve the Portfolio is found in the “Specialist Manager Guide” included in this Prospectus.

Additional Information About Fund Management

The Portfolio may pursue its investment objective, in part, by investing in the Subsidiary. The Subsidiary has entered into separate contracts with each of HC Capital and the Specialist Managers whereby they provide investment advisory and other services to the Subsidiary. Neither HC Capital nor the Specialist Managers receive separate compensation from the Subsidiary for provision of these services. The Portfolio pays HC Capital and the Specialist Managers their management fees based on the Portfolio’s assets, including its investment in the Subsidiary.

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Shareholder Information

Purchases and Redemptions

Calculating NAV.  The Portfolio’s NAV is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. The NAV is calculated by adding the total value of the Portfolio’s investments and other assets attributable to HC Strategic Shares, subtracting its liabilities attributable to HC Strategic Shares and then dividing that figure by the number of outstanding HC Strategic Shares of the Portfolio:

NAV =	total assets – liabilities
number of shares outstanding

The value of the Portfolio’s investments is generally determined by current market quotations. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees (“Board”) in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by the Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When the closing price of a foreign security is not an accurate representation of value as a result of events that have occurred after the closing of the primary foreign exchange and prior to the time certain of the Portfolio’s net asset value per share is calculated (a “Significant Event”), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee. An example of a frequently occurring Significant Event is a significant movement in the U.S. equity markets. The Board may predetermine the level of such a movement that will constitute a Significant Event (a “Trigger”) and preauthorize the Trust’s Accounting Agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designated to determine a fair value for the affected securities. On a day when a Fair Value Pricing Service is so utilized, the Trust’s Pricing Committee need not meet. The Pricing Committee, however, will determine the fair value of securities affected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.

When this fair value pricing method is employed, the prices of securities used in the daily computation of the Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Trust’s Board of Trustees.

Acceptance of Purchase Orders; Anti-Money Laundering Policy.  Payment for purchases of Trust shares may be made by wire transfer or by check drawn on a U.S. bank. Generally, purchases must be made in U.S. dollars. Third-party checks, cash, credit cards, credit card convenience checks, traveler’s checks, money orders and checks payable in foreign currency are not accepted. The Trust reserves the right to reject any purchase order. Purchase orders may be received by the Trust’s transfer agent on any regular business day.

If accepted by the Trust, shares of the Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Portfolio. Securities accepted by the Trust for exchange and Portfolio shares to be issued in the exchange will be valued as set forth under “Calculating NAV” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Trust by the investor upon receipt from the issuer. The Trust will not accept securities in exchange for shares of a Portfolio unless such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued and current market quotations are readily available for such securities. The Trust will accept such securities for investment and not for resale. A gain or loss for Federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities exchanged. Investors interested in such exchanges should contact the Trust. Purchases of shares will be made in full and fractional shares calculated to three decimal places.

Multiple Class Portfolios.  The Trust offers two classes of shares: HC Advisors Shares and HC Strategic Shares. The Prospectus provides information for the HC Strategic Shares. You may purchase HC Strategic Shares if you are a client of HC Capital.

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Shareholder Information (continued)

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. Accordingly, when you open an account, you will be asked for information that will allow the Trust to verify your identity, in the case of individual investors or, in the case of institutions or other entities, to verify the name, principal place of business, taxpayer identification number and similar information. The Trust may also ask you to provide other documentation or identifying information and/or documentation for personnel authorized to act on your behalf.

Identity Verification Procedures — Because the absence of face-to-face contact with customers limits the Trust’s ability to reasonably validate the authenticity of documents received from an applicant, the Trust will never rely solely upon documentary methods to verify a customer’s identity. However, documentary evidence of a customer’s identity shall be obtained in an effort to complement the non-documentary customer identification verification process whenever necessary.

Customer Information — The following information is required prior to opening an account:

a. Name;

b. Date of birth, for an individual;

c. Address, which shall be:

1) For an individual, a residential or business street address;

2) For an individual who does not have a residential or business street address, an Army Post Office (APO) or Fleet Post Office (FPO) box number, or the residential or business street address of next of kin or of another contact individual; or

3) For a person other than an individual (such as a corporation, partnership, or trust), a principal place of business, local office or other physical location; and

d. Identification Number, which shall be:

1) For a U.S. person, a taxpayer identification number; or

2) For a non-U.S. person, one or more of the following: a taxpayer identification number, passport number and country of issuance; alien identification card number; or number and country of issuance of any other government issued document evidencing nationality or residence and bearing a photograph or similar safeguard.

Customer Verification.  As discussed above, the Trust also uses non-documentary methods to verify a customer’s identity, although an initial, documentary (good order) review of the Account Application and purchase instrument will also be conducted for consistency, completeness, signs of alteration or other abnormalities or deficiencies. The Trust will complete its procedures to attempt to verify the customer’s identity within five business days of opening an account. The Trust will identify customers primarily by independently verifying the customer’s identity through the comparison of information provided by the customer with information obtained from a consumer reporting agency, public database or other source.

If a customer’s identity cannot be reasonably ensured through the above verification procedures, the Trust will not open the account and the original purchase instrument will normally be returned to the customer. In the event an account was opened for a customer during the verification process, it will be closed and the proceeds will normally be returned to the customer. However, if there is evidence of fraud or other wrong doing, the customer’s account will be frozen and no proceeds or purchase instruments will be returned until the matter is resolved.

Redeeming Your Shares.  You may redeem your shares in any Portfolio on any regular business day. Shares will be redeemed at the NAV next computed after receipt of your redemption order by the Trust. You will receive redemption proceeds within 7 days after receipt of your redemption order by the Trust. Redemption proceeds may be wired to an account that you have predesignated and which is on record with the Trust. Shares purchased by check will not be redeemed until that payment has cleared — normally, within 15 days of receipt of the check by the Trust. Redemption requests for all or any portion of your account with the Trust, must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative. If you wish to redeem shares of any Portfolio valued at $25,000 or more, each signature must be guaranteed.

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Shareholder Information (continued)

Other Information about Purchases and Redemptions.  Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution. Capital gains, if any, are distributed at least annually.

The values of securities that are primarily listed on foreign exchanges may change on days when the NYSE is closed and the NAV of the Portfolio is not calculated. You will not be able to purchase or redeem your shares on days when the NYSE is closed.

The Trust may permit investors to purchase shares of the Portfolio “in kind” by exchanging securities for shares of the Portfolio. This is known as an “in kind” purchase. Shares acquired in an in-kind transaction will not be redeemed until the transfer of securities to the Trust has settled — usually within 15 days following the in-kind purchase. The Trust will not accept securities in exchange for shares of the Portfolio unless: (1) such securities are eligible to be included, or otherwise represented, in the Portfolio’s investment portfolio at the time of exchange and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Portfolio, the value of any such security (except U.S. Government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio, will not exceed 5% of the net assets of the Portfolio immediately after the transaction. The Trust may also redeem shares in kind. This means that all or a portion of the redemption amount would be paid by distributing on a pro rata basis to the redeeming shareholder securities held in the Portfolio’s investment portfolio. Investors will incur brokerage charges on the sale of these portfolio securities. In-kind purchases and sales will be permitted solely at the discretion of the Trust.

The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. If it is still below $5,000 after 30 days, the Trust may close your account and send you the proceeds at the current NAV. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

Frequent purchases and redemptions of shares of a mutual fund (including activities of “market timers”) can result in the dilution in the value of Trust shares held by long-term shareholders, interference with the efficient management of a fund’s investment portfolio, and increased brokerage and administrative costs. The Board of Trustees has considered the extent to which the Portfolio may be vulnerable to such risks. While the Board of Trustees will continue to monitor the situation and may elect to adopt specific procedures designed to discourage frequent purchases and redemptions, the Board of Trustees, has determined that it is not necessary to do so at this time. This conclusion is based on the fact that investments in the Trust may be made only by investment advisory clients of HC Capital or financial intermediaries such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with HC Capital and the absence of abuses in this area at any time since the commencement of the Trust’s operations.

Shareholder Reports and Inquiries.  Shareholders will receive semi-annual reports containing unaudited financial statements as well as annual reports containing financial statements which have been audited by the Trust’s independent registered public accounting firm. Each shareholder will be notified annually as to the Federal tax status of distributions made by the Portfolio. Shareholders may contact the Trust by calling the telephone number, or by writing to the Trust at the address shown, on the back cover of this Prospectus.

Dividends and Distributions.  Any income the Portfolio receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends, if any, on the Portfolio are paid on a quarterly basis. Capital gains, if any, are distributed at least annually.

Federal Taxes.  The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Portfolio Distributions.  The Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as discussed below, you will be subject to Federal income tax on Portfolio distributions regardless whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, which may be taxed at a rate as high as 35%, except as discussed below.

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Shareholder Information (continued)

Distributions attributable to the net capital gain of the Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%.

Distributions of certain “qualifying dividends” will also generally be taxable to non-corporate shareholders at a maximum rate of fifteen percent (15%), as long as certain requirements are met. In general, distributions paid by the Portfolio to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Portfolio.

Distributions from the Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by the Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales or Exchanges.  You will generally recognize taxable gain or loss for Federal income tax purposes on a sale, exchange or redemption of your shares in the Portfolio, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of the Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Portfolio. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans.  One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable. However, future distributions from IRAs and other Tax-Qualified Plans are usually taxed as ordinary income.

Other Tax Exempt Investors.  Tax-exempt investors will generally be exempt from federal income tax on dividends received and gains realized with respect to shares of the Portfolio. Tax-exempt investors may, however, be subject to the unrelated business income tax to the extent their investments in the Portfolio are debt-financed. Moreover, certain categories of tax-exempt investors, such as private foundations, may be subject to federal excise tax on their investment income, which would include income and gain from an investment in shares of the Portfolio.

Foreign Taxes Incurred by the Portfolio.  It is expected that the Portfolio will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. If more than 50% of the value of the assets at the close of the year consists of stock or securities of foreign corporations, the Portfolio may elect to pass-through to its shareholders their pro rata share of foreign taxes that the Portfolio pays. If this election is made, shareholders will be: (i) required to include in their gross income (in addition to actual dividends received) their pro rata share of any foreign taxes paid by the Portfolio, and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code.

Backup Withholding.  The Portfolio may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current withholding rate, as of the date of this prospectus, is 28%.

U.S. Tax Treatment of Foreign Shareholders.  Nonresident aliens, foreign corporations and other foreign investors in a Portfolio will generally be exempt from U.S. federal income tax on Portfolio distributions attributable to net capital gains. The exemption may not apply, however, if the investment in the Portfolio is connected to a trade or business of the foreign investor in the United States or if the foreign investor is present in the United States for 183 days or more in a year and certain other conditions are met.

20

Shareholder Information (continued)

Portfolio distributions attributable to other categories of Portfolio income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Portfolio with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Portfolio. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Portfolio.

State and Local Taxes.  You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Portfolio’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions.  Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at a maximum rate of 15% will sunset after 2010.

Special Tax Considerations Related to the Portfolio.  In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Portfolio must, among other things, derive at least 90% of its income from certain specified sources (such income, “qualified income”). The tax treatment of commodity-linked notes and certain other derivative instruments under tests to qualify as a regulated investment company is not certain. The Trust intends to seek a private letter ruling from the IRS confirming that the income and gain arising from certain types of commodity-linked notes in which the Portfolio invests constitute qualifying income under Code. If the commodity-linked instruments in which the Portfolio invests were not regarded as producing qualifying income, then the Portfolio might fail to qualify as a regulated investment company. In addition, the Subsidiary will invest in commodity-linked swaps and certain other commodity-linked derivatives. The Trust intends to seek a private letter ruling from the IRS confirming that income derived from the Portfolio’s investment in the Subsidiary will constitute qualifying income to the Portfolio. If income derived from the Portfolio’s investment in its Subsidiary were not considered to be qualifying income, the Portfolio might fail to qualify as a regulated investment company.

In addition, another requirement for qualifying for the special tax treatment accorded regulated investment companies and their shareholders is that the Portfolio must satisfy several diversification requirements, including the requirement that not more than 25% of the value of the Portfolio’s total assets may be invested in the securities (other than those of the US Government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses. Therefore, the Portfolio may not invest any more than 25% of the value of its assets in the Subsidiary. Absent this diversification requirement, the Portfolio would be permitted to invest more than 25% of the value of its assets in the Subsidiary.

More information about taxes is in the Statement of Additional Information.

21

Financial Highlights

There are no financial highlights for HC Strategic Shares of the Portfolio as the Portfolio had not yet commenced operations as of June 30, 2009.

22

Specialist Manager Guide

This Specialist Manager Guide sets forth certain information about the Specialist Managers and the individual portfolio managers. Additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of securities in the respective Portfolios is available in the SAI.

Pacific Investment Management Company LLC (“PIMCO”) serves as a Specialist Manager for the Portfolio. PIMCO is an investment adviser registered with the SEC pursuant to the Investment Advisers Act. Its headquarters are located at 840 Newport Center Drive, Suite 100, Newport Beach, CA 92660. As of June 30, 2009, PIMCO had total assets under management of approximately $842 billion, of which approximately $331 billion represented assets of mutual funds.

Mihir P. Worah is responsible for the day-to-day management of that portion of the Portfolio allocated to PIMCO. Mr. Worah is a managing director in the Newport Beach office, a portfolio manager, and head of the Real Return portfolio management team. He was previously a member of the analytics team and worked on real and nominal term structure modeling and options pricing. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. He holds a Ph.D. in theoretical physics from the University of Chicago.

For its services to the Portfolio, PIMCO receives an annual fee of 0.49%.

Wellington Management Company, LLP (“Wellington Management”) serves as a Specialist Manager for the Portfolio. Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, MA 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion* in assets, of which approximately $281 billion consisted of mutual fund assets.

The portfolio managers responsible for the day-to-day management of those portions of the Portfolio allocated to Wellington Management are:

Jay Bhutani, Director and Global Industry Analyst affiliated with Wellington Management, has served as the portfolio manager for the Commodity Related Securities portion of the Fund since inception. Mr. Bhutani joined Wellington Management as an investment professional in 2007. Prior to joining Wellington Management, Mr. Bhutani served as an analyst and sector portfolio manager across the oil, gas, and mining industries at Credit Suisse Asset Management in London (2002-2007).

David A. Chang, CFA, Vice President and Commodities Portfolio Manager of Wellington Management, has served as the portfolio manager for the Subsidiary since inception. Mr. Chang joined Wellington Management in 2001, and has been an investment professional since 2002.

Gregory J. LeBlanc, CFA, Senior Vice President and Global Industry Analyst of Wellington Management, has served as the portfolio manager for the Subsidiary since inception. Mr. LeBlanc joined Wellington Management in 1995, and has been an investment professional since 1998.

For its services to the Portfolio, Wellington Management receives a fee, payable monthly, at the following rates. For assets managed in its Global Natural Resources strategy, Wellington Management will receive a fee at an annual rate of 0.85% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy so long as there are at least $50 million in assets present in such account and 1.00% if less than $50 million are present in the account. Wellington Management has waived the $50 million minimum assets level for the first six months of the Portfolio’s operations. For assets managed in its Commodity strategy, Wellington Management will receive a fee at an annual rate of 0.75% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy from time to time.

*  The firm-wide asset totals do not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve.

23

HC Capital Trust

For More Information:
For more information about any of the Portfolios of the HC Capital Trust, please refer to the following documents, each of which is available without charge from the Trust:

Annual and Semi-Annual Reports (“Shareholder Reports”)/Form N-Q:
The Trust’s annual and semi-annual reports to shareholders contain additional information on the Trust’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the several Portfolios during the Trust’s last fiscal year. In addition, the Portfolios file their complete portfolio schedule as of the end of their first and third fiscal quarters with the SEC on Form N-Q. A discussion regarding the Board of Trustee’s basis for approval of the HC Capital Agreement and for approval of the Specialist Manager advisory agreement is available in the Trust’s semi-annual report dated December 31, 2009.

Statement of Additional Information (“SAI”):
The SAI provides more detailed information about the Trust, including its operations and the investment policies of its several Portfolios. A description of the Trust’s policies and procedures regarding the release of portfolio holdings information is also available in the SAI. It is incorporated by reference into, and is legally considered a part of, this Prospectus.

To obtain copies of Shareholder Reports or the SAI, free of charge:
Contact the Trust at the HC Capital Trust, Five Tower Bridge, 300 Barr Harbor Drive, Suite 500,
West Conshohocken, PA 19428-2970 (or call 800-242-9596)

Other Resources:
You can also review and copy Shareholder Reports, Form N-Q and the SAI at the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Text-only copies of these documents are also available from the SEC’s website at http://www.sec.gov or for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102, by calling 202-551-8090, or by electronic request to: publicinfo@sec.gov. The Trust does not have an internet web site.

Investment Company Act File No. 811-08918.

STATEMENT OF ADDITIONAL INFORMATION
HC CAPITAL TRUST
THE COMMODITY RELATED SECURITIES PORTFOLIO
FIVE TOWER BRIDGE, 300 BARR HARBOR DRIVE, SUITE 500
WEST CONSHOHOCKEN, PA 19428-2970
This Statement of Additional Information is designed to supplement information contained in the prospectus (the “Prospectus”) relating to The Commodity Related Securities Portfolio (the “Portfolio”) of the HC Capital Trust (“Trust”). The Trust is an open-end, series management investment company registered under the Investment Company Act of 1940, as amended (“Investment Company Act”). HC Capital Solutions (“HC Capital”) serves as the overall investment adviser to the Trust. This document although not a prospectus, is incorporated by reference in its entirety in the Trust’s Prospectuses and should be read in conjunction with the Portfolio’s Prospectuses dated March 29, 2010. A copy of the Prospectus is available by contacting the Trust at (800) 242-9596.

Ticker Symbol
The Commodity Related Securities Portfolio HC Strategic Shares	HCCSX

The Commodity Related Securities Portfolio HC Advisors Shares	HCCAX
This Statement of Additional Information does not contain all of the information set forth in the registration statement filed by the Trust with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933. Copies of the registration statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at its offices in Washington, D.C.
The date of this Statement of Additional Information is March 29, 2010.

Statement of Additional Information Heading	Page	Corresponding Prospectus Heading
Management of the Trust	3	Management of the Trust

Further Information About the Trust’s Investment Policies	11	Investment Risks and Strategies

Investment Restrictions	35	Investment Risks and Strategies

Additional Purchase and Redemption Information	36	Shareholder Information

Portfolio Transactions and Valuation	37	Shareholder Information

Dividends, Distributions and Taxes	43	Shareholder Information

History of the Trust and Other Information	46	Management of Trust

Proxy Voting	46	N/A

Independent Registered Public Accounting Firm and Financial Statements	48	Financial Highlights

Ratings Appendix	49	N/A

MANAGEMENT OF THE TRUST
GOVERNANCE. The Trust’s Board of Trustees (“Board”) currently consists of seven members. A majority of the members of the Board are individuals who are not “interested persons” of the Trust within the meaning of the Investment Company Act; in the discussion that follows, these Board members are referred to as “Independent Trustees.” The remaining Board members are persons who are affiliated with HC Capital and are thus considered “interested persons” of the Trust for purposes of the Investment Company Act. These Board members are referred to as “Affiliated Trustees.” Each Trustee serves until the election and qualification of his or her successor, unless the Trustee sooner resigns or is removed from office.
Day-to-day operations of the Trust are the responsibility of the Trust’s officers, each of whom is elected by, and serves at the pleasure of, the Board. The Board is responsible for the overall supervision and management of the business and affairs of the Trust and of each of the Trust’s separate investment portfolios, including the selection and general supervision of those investment advisory organizations (“Specialist Managers”) retained by the Trust to provide portfolio management services to the respective portfolios. The Board also may retain new Specialist Managers or terminate particular Specialist Managers, if the Board deems it appropriate to do so in order to achieve the overall objectives of the portfolio involved. More detailed information regarding the Trust’s use of a multi-manager structure appears in this Statement of Additional Information under the heading “Management of the Trust: Multi-Manager Structure.”
OFFICERS AND AFFILIATED TRUSTEES. The table below sets forth certain information about each of the Trust’s Affiliated Trustees, as well as its executive officers.

		TERM OF		NUMBER OF
		OFFICE;		PORTFOLIOS	OTHER
	POSITION(S)	TERM		IN FUND	DIRECTORSHIPS
	HELD WITH	SERVED IN	PRINCIPAL OCCUPATION(S)	COMPLEX	HELD BY
NAME, ADDRESS, AND AGE	TRUST	OFFICE	DURING PAST 5 YEARS	OVERSEEN	TRUSTEE**
Donald E. Callaghan* Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 63	Trustee and President	Indefinite; Since 7/20/95	Mr. Callaghan is retired. For more than five years prior to December 31, 2007 he was a Principal of Hirtle, Callaghan & Co., LLC or its predecessors. He continues to serve on that company’s Board of Members.	17	None

Robert J. Zion* Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 47	Trustee; Vice President & Treasurer	Indefinite; Trustee since 4/30/07; Vice President and Treasurer since 7/20/95	Mr. Zion is the Chief Operating Officer, Vice President, Secretary and Treasurer of Hirtle Callaghan & Co., LLC. He has been with that company or its predecessors for more than the past five years.	17	None

Joseph D. McDermott Alaric Compliance Services, LLC 800 Third Ave., 11th Floor New York, NY 10022 Age: 40	Chief Compliance Officer	Indefinite; Since 1/1/09	Mr. McDermott has been a Director at Alaric since December 2007. Prior to that he was a Chief Compliance Officer of First Trust Portfolios L.P. and First Trust Advisors L.P. from July 2006 through November 2007 and Chief Compliance Officer of Driehaus Capital Management LLC, Driehaus Securities LLC and The Driehaus Mutual Funds from January 2004 through April 2006.	17	NA

		TERM OF		NUMBER OF
		OFFICE;		PORTFOLIOS	OTHER
	POSITION(S)	TERM		IN FUND	DIRECTORSHIPS
	HELD WITH	SERVED IN	PRINCIPAL OCCUPATION(S)	COMPLEX	HELD BY
NAME, ADDRESS, AND AGE	TRUST	OFFICE	DURING PAST 5 YEARS	OVERSEEN	TRUSTEE**
Kristin Schantz Citi Fund Services 3435 Stelzer Road Columbus, OH 43219 Age: 30	Secretary	Indefinite; Since 12/10/09	Ms. Schantz has been an Assistant Vice President with Citi Fund Services Ohio, Inc. since January 2008. Prior to that she was an Assistant Vice President at Bank of America Corporation from September 2006 to January 2008 and Assistant Counsel at BISYS Fund Services Ohio, Inc. from October 2005 to September 2006.	17	NA

*	Mr. Callaghan may be deemed to be an “interested person,” as defined by the Investment Company Act, because he is a member of the Board of Directors of an affiliate of HC Capital, the Trust’s primary investment adviser and Mr. Zion may be deemed to be an “interested person,” as defined by the Investment Company Act, because of his employment with an affiliate of HC Capital.

**	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.
INDEPENDENT TRUSTEES. The following table sets forth certain information about the Independent Trustees.

		TERM OF		NUMBER OF
		OFFICE;		PORTFOLIOS	OTHER
	POSITION(S)	TERM		IN FUND	DIRECTORSHIPS
	HELD WITH	SERVED IN	PRINCIPAL OCCUPATION(S)	COMPLEX	HELD BY
NAME, ADDRESS, AND AGE	TRUST	OFFICE	DURING PAST 5 YEARS	OVERSEEN	TRUSTEE*
Ross H. Goodman Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 62	Trustee	Indefinite; Since 7/20/95	Mr. Goodman is retired. Prior to December 20, 2007 he was President and Owner of American Industrial Management & Sales, Northeast, Inc. or its predecessors (manufacturing representative).	17	None

Jarrett Burt Kling Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 66	Trustee	Indefinite; Since 7/20/95	For more than the past five years Mr. Kling has been a managing director of ING Clarion Real Estate Securities, LLC, a registered investment adviser and an indirect, wholly owned subsidiary of ING Group.	17	ING Clarion Global Real Estate Income Fund; Old Mutual Advisors Funds

Harvey G. Magarick Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 70	Trustee	Indefinite; Since 7/01/04	Mr. Magarick is retired. Prior to June 3, 2004, he was a partner in the auditing firm of BDO Seidman, LLP.	17	Atlas Pipeline Holdings, LP

R. Richard Williams Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 64	Trustee	Indefinite; Since 7/15/99	Since 2000, Mr. Williams has been the owner of Seaboard Advisers (consulting services).	17	None

		TERM OF		NUMBER OF
		OFFICE;		PORTFOLIOS	OTHER
	POSITION(S)	TERM		IN FUND	DIRECTORSHIPS
	HELD WITH	SERVED IN	PRINCIPAL OCCUPATION(S)	COMPLEX	HELD BY
NAME, ADDRESS, AND AGE	TRUST	OFFICE	DURING PAST 5 YEARS	OVERSEEN	TRUSTEE*
Richard W. Wortham, III The Wortham Foundation, Inc. 2727 Allen Parkway – Suite 1570 Houston, TX 77019-2125 Age: 71	Trustee	Indefinite; Since 7/20/95	Mr. Wortham is currently the Secretary and Treasurer of The Wortham Foundation and has been a Trustee for more than the five past years.	17	Oncor Electric Delivery Company, LLC

*	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.
The five independent Trustees identified in the tables above have served together on the Trust’s Board for 6 years. Taken as a whole, the Board represents a broad range of business and investment experience, as well as professional skills. Mr. Callaghan, who holds an MBA from the Wharton School of The University of Pennsylvania, is a co-founder of Hirtle Callaghan Holdings, Inc. and, for more than 20 years, served in executive and investment capacities with that firm and/or its affiliated companies. Mr. Zion, who was a certified public accountant with Coopers & Lybrand LLP prior to joining the Hirtle Callaghan organization, has similarly served in executive capacities with companies affiliated with Hirtle Callaghan & Co., LLC for more than ten years. Mr. Magarick has extensive experience in public accounting, tax and internal controls and was previously a Partner with BDO Seidman, LLP. Mr. Kling, who holds a B. S. from the Wharton School of The University of Pennsylvania, has over 40 years of experience in investment management and finance as a co-founder of ING Real Estate Securities, LLC, has extensive experience in the distribution of investment products. Mr. Williams brings to the Board the experience of a long term business owner, having founded, owned and operated a company that became, during his tenure, the country’s largest distributor of certain industrial equipment, as well as a market leader in pharmaceutical, commercial construction and other business segments. Mr. Goodman, also a successful business owner, has more than 30 years experience in business as an executive and has served the Trust since its inception in 1995. Mr. Wortham has over three decades of executive management experience, having served as a Trustee of The Wortham Foundation, a private philanthropic foundation with assets of approximately $260 million. He is also a life trustee of the Museum of Arts Houston, serving on the executive, finance, investment and audit committees, and is a director of a large electrical transmission and distribution company.
Committees of the Board of Trustees. The Board has established several committees to assist the Trustees in fulfilling their oversight responsibilities.
The Nominating Committee is responsible for the nomination of individuals to serve as Independent Trustees. The Nominating Committee, whose members consist of all of the Independent Trustees, did not meet during the fiscal year ended June 30, 2009. The Nominating Committee will consider persons submitted by security holders for nomination to the Board. Recommendations for consideration by the Nominating Committee should be sent to the Secretary of the Trust in writing, together with appropriate biographical information concerning each such proposed nominee, at the principal executive office of the Trust. When evaluating individuals for recommendation for Board membership, the Nominating Committee considers the candidate’s knowledge of the mutual fund industry, educational background and experience and the extent to which such experience and background would enable the Board to maintain a diverse mix of skills and qualifications. Additionally, the entire Board, annually performs a self-assessment with respect to its current members, which includes a review of their backgrounds, professional experience, qualifications and skills.
The Audit Committee is responsible for overseeing the audit process and the selection of independent registered public accounting firms for the Trust, as well as providing assistance to the full Board in fulfilling its responsibilities as they relate to fund accounting, tax compliance and the quality and integrity of the Trust’s financial reports. The Audit Committee, whose members consist of all of the Independent Trustees, held 5 meetings during the fiscal year ended June 30, 2009.
Compliance and Risk Oversight Process. The Trustees overall responsibility for identifying and overseeing the operational, business and investment risks inherent in the operation of the Trust is handled by the Board as a whole and by the Board’s Audit Committee, particularly with respect to valuation and accounting matters. To assist it in carrying out their oversight responsibilities, the Trustees receive, in connection with each of the Board’s regular quarterly meetings, regular reports from the Trust’s Administrator with respect to portfolio compliance, fund accounting matters and matters relating to the computation of the Trust’s net asset value per share. The Trustees also receive reports, at least quarterly, from the Trust’s Chief Compliance Officer or “CCO”. These reports, together with presentations provided to the Board at its regular meetings and regular compliance conference calls (normally monthly) among the Advisor, the CCO and the Chair of the Board’s Audit Committee, are designed to keep the Board informed with respect to the effectiveness of the Trust’s overall compliance program including compliance with stated investment strategies, and to help ensure that the occurrence of any event or circumstance that may have a material adverse affect on the Trust are brought promptly to the attention of the Board and that appropriate action is taken to mitigate any such adverse effect. Additionally, the full Board annually receives a report from the Trust’s CCO and both the full Board (and, at the discretion of the Independent Trustees, the Independent Trustees separately) meet with the CCO for the purpose of discussing the extent to which the Trust’s overall compliance program is reasonably designed to detect and prevent violations of the federal securities laws and assessing the effectiveness of the overall compliance program. Additionally, both the Board, and the Audit Committee (or, Audit Committee Chair) meet at least annually with the Trust’s independent public accounting firm. As indicated above, the Audit Committee is comprised solely of Independent Trustees and the Audit Committee and its Chair are regular participants in the compliance and risk oversight process. To date, the Board has not found it necessary to specifically identify a “lead trustee” or to elect, as the Board’s Chairman, an Independent Trustee, although the Board reserves the right to do so in the future.
COMPENSATION ARRANGEMENTS. Effective January 1, 2008, each of the Independent Trustees receives from the Trust a fee of (i) $40,000 per year; (ii) an additional $10,000 for each regular and special in person Board meeting attended by him (regardless of whether attendance is in person or by telephone), plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his attendance at such meetings; (iii) $2,500 for each Audit Committee Meeting attended in person or telephonically and (iv) $2,500 per each regular and special telephonic meeting attended by him, plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his attendance at such meetings. Committee Chairs receive an additional $10,000 annual fee. The Affiliated Trustees and the Trust’s officers receive no compensation from the Trust for performing the duties of their respective offices. The table below shows the aggregate compensation received from the Trust by each of the Independent Trustees during the fiscal year ending June 30, 2009 (excluding reimbursed expenses).

	AGGREGATE	PENSION	ESTIMATED BENEFITS
	COMPENSATION	RETIREMENT	UPON RETIREMENT	TOTAL
	FROM	BENEFITS FROM	FROM	COMPENSATION
NAME	TRUST	TRUST	TRUST	FROM TRUST
Ross H. Goodman	$105,000	none	none	$105,000
Jarrett Burt Kling	$105,000	none	none	$105,000
Harvey G. Magarick	$117,500	none	none	$117,500
R. Richard Williams	$105,000	none	none	$105,000
Richard W. Wortham, III	$95,000	none	none	$95,000
TRUSTEE OWNERSHIP OF SECURITIES OF THE HC CAPITAL TRUST. As of March 1, 2010, none of the Trustees held any beneficial interest in shares of the Portfolio described in this Statement of Additional Information, which had not yet commenced operations. The table below sets forth the extent of each Trustee’s beneficial interest in shares of the Trust as of December 31, 2009. For purposes of this table, beneficial interest includes any direct or indirect pecuniary interest in securities issued by the Trust and includes shares of any of the Trust’s portfolios held by members of a Trustee’s immediate family. All of the officers and trustees of the Trust own, in the aggregate, less than one percent of the outstanding shares of the shares of the respective portfolios of the Trust; officers and Trustees of the Trust may, however, be investment advisory clients of HC Capital and shareholders of the Trust.

RICHARD
				JARRETT		R.	W.
	DONALD. E.	ROBERT	ROSS H.	BURT	HARVEY G.	RICHARD	WORTHAM,
	CALLAGHAN	J. ZION	GOODMAN	KLING	MAGARICK	WILLIAMS	III
	*	**					***
The Value Equity Portfolio	a	b	a	a	b	d	a
The Growth Equity Portfolio	a	b	a	c	b	e	a
The Small Capitalization Equity Portfolio	a	b	a	b	b	c	a
The International Equity Portfolio	c	c	a	c	b	e	a
The Institutional Value Equity Portfolio	b	b	a	a	b	a	a
The Institutional Growth Equity Portfolio	c	c	a	a	c	a	a
The Institutional International Equity Portfolio	a	a	a	a	c	a	a
The Institutional Small Capitalization Equity Portfolio	b	b	a	a	b	a	a
The Real Estate Securities Portfolio	a	a	a	a	b	a	a
The Fixed Income Portfolio	c	a	a	a	c	a	a
The Emerging Markets Portfolio	a	a	a	a	b	a	a
The Fixed Income II Portfolio	a	a	a	a	b	a	a
The Fixed Income Opportunity Portfolio	e	a	a	a	c	a	a
The Short-Term Municipal Bond Portfolio	a	a	a	a	b	a	a
The Intermediate Term Municipal Bond Portfolio	b	b	a	c	c	a	a

AGGREGATE DOLLAR RANGE OF TRUST SHARES	e	e	a	d	e	e	a

NOTE:	a = None
b = $1 — $10,000
c = $10,001 — $50,000
d = $50,001 — $100,000
e = Over $100,000

*	Donald E. Callaghan also has a Family Trust and an Irrevocable Trust which holds shares of The Intermediate Term Municipal Bond Portfolio which holdings had values at December 31, 2009 of between $10,001 — $50,000 and holdings in The Fixed Income Opportunity Portfolio, which holdings had values at December 31, 2009 of between $50,001 — $100,000. Mr. Callaghan has no beneficial interest in these Trusts.

**	Robert J. Zion also has Revocable Trust which holds shares of The Value Equity, which holdings had values at December 31, 2009 of between $1 — $10,000 and holdings in The Growth Equity and International Equity Portfolios, which holdings had values at December 31, 2009 of between $10,001 - 50,000 Mr. Zion has no beneficial interest in the Trust.

***	Richard W. Wortham serves as a trustee for the Wortham Foundation which holds shares of The Fixed Income Opportunity, The Institutional Value Equity, The Institutional Small Capitalization Equity, The Institutional International Equity and The Emerging Markets Portfolios, which holdings had values at December 31, 2009 of over $100,000 in each Portfolio. Mr. Wortham has no beneficial interest in the Foundation.
MULTI-MANAGER STRUCTURE. As noted in the Prospectus, the Portfolio is authorized to operate on a “multi-manager” basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to combine two or more investment styles. The goal of the multi-manager structure is to achieve a better rate of return with lower volatility than would typically be expected of any one management style. Its success depends upon the ability of the Trust to: (a) identify and retain Specialist Managers who have achieved and will continue to achieve superior investment records relative to selected benchmarks; (b) pair Specialist Managers that have complementary investment styles (e.g., top-down vs. bottom-up investment selections processes); (c) monitor Specialist Managers’ performance and adherence to stated styles; and (d) effectively allocate portfolio assets among Specialist Managers.
Engagement and Termination of Specialist Managers. The Board is responsible for making decisions with respect to the engagement and/or termination of Specialist Managers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to specific investment styles. While superior performance is regarded as the ultimate goal, short-term performance by itself is not a significant factor in selecting or terminating Specialist Managers. From time to time, HC Capital may recommend, and the Board may consider, terminating the services of a Specialist Manager. The criteria for termination may include, but are not limited to, the following: (a) departure of key personnel from the Specialist Manager’s firm; (b) acquisition of the Specialist Manager by a third party; (c) change in or departure from investment style, or (d) prolonged poor performance relative to the relevant benchmark index.
The Board’s authority to retain Specialist Managers is subject to the provisions of Section 15(a) of the Investment Company Act. Section 15(a) prohibits any person from serving as an investment adviser to a registered investment company unless the written contract has been approved by the shareholders of that company. Rule 15a-4 under the Investment Company Act, however, provides for an exception from the provisions of Section 15(a). The rule permits an adviser to provide advisory services to an investment company before shareholder approval is obtained pursuant to the terms of an interim agreement in the event that a prior advisory contract is terminated by action of such company’s board; in such case, a new contract must be approved by such shareholders within 150 days of the effective date of the interim agreement, or such interim agreement will terminate. The Trust has relied upon the provisions of Rule 15a-4 from time to time, as more fully discussed in this Statement of Additional Information under the heading “Management of the Trust: Investment Advisory Arrangements.” The Board has authorized the Trust’s officers to request an order from the SEC that would exempt the Trust from the provisions of Section 15(a) and certain related provisions of the Investment Company Act. If issued, such an order would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio. Unless otherwise permitted by law, the Board will not act in reliance upon such order with respect to any Portfolio unless the approval of the shareholders of that Portfolio is first obtained. The SEC has proposed a rule that, if adopted, would provide relief from Section 15(a) similar to that currently available only by SEC order. The Board may consider relying upon this rule, if adopted, in connection with the Trust’s multi-manager structure. There can be no assurance that the requested order will be issued by the SEC.
Allocation of Assets Among Specialist Managers. HC Capital is responsible for determining the level of assets that will be allocated among the Specialist Managers in those Portfolios that are served by two or more Specialist Managers. HC Capital and the Trust’s officers monitor the performance of both the overall Portfolio and of each Specialist Manager and, from time to time, may make changes in the allocation of assets to the Specialist Managers that serve the Portfolio. For example, a reallocation may be made in the event that a Specialist Manager experiences variations in performance as a result of factors or conditions that affect the particular universe of securities emphasized by that investment manager, as a result of personnel changes within the manager’s organization or in connection with the engagement of an additional Specialist Manager for the Portfolio.

INVESTMENT ADVISORY ARRANGEMENTS. The Trust’s primary investment adviser is HC Capital, a division of Hirtle, Callaghan & Co. LLC, and wholly owned by Hirtle Callaghan Holdings, Inc., which is controlled by one of its founders, Jonathan J. Hirtle. Day to day portfolio management services are provided to the Portfolio by the Specialist Manager. The provisions of such services are governed under the terms of separate written agreements, in accordance with the requirements of the Investment Company Act. Each of these agreements is described below.
The HC Capital Agreement. The services provided to the Trust by HC Capital, described above and in the Prospectus, are governed under the terms of a written agreement with the Trust (“HC Capital Agreement”).
The HC Capital Agreement runs for an initial term of two years. Thereafter, it will remain in effect from year to year so long as such continuation is approved, at a meeting called for the purpose of voting on such continuance, at least annually (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person. The HC Capital Agreement may be terminated at any time, without penalty, either by the Trust or by HC Capital, upon sixty days written notice and will automatically terminate in the event of its assignment as defined in the Investment Company Act. The HC Capital Agreement permits the Trust to use the name “HC Capital.” In the event, however, that the HC Capital Agreement is terminated, HC Capital has the right to require the Trust to discontinue any references to the name “HC Capital” and to change the name of the Trust as soon as is reasonably practicable. The HC Capital Agreement further provides that HC Capital will not be liable to the Trust for any error, mistake of judgment or of law, or loss suffered by the Trust in connection with the matters to which the HC Capital Agreement relates (including any action of any HC Capital officer or employee in connection with the service of any such officer or employee as an officer of the Trust), whether or not any such action was taken in reliance upon information provided to the Trust by HC Capital, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of HC Capital.
Portfolio Management Contracts with Specialist Managers. The provision of portfolio management services by the Specialist Managers is governed by individual investment advisory contracts (“Portfolio Management Contracts”) between the Specialist Managers and the Trust. The Portfolio Management Contracts provide that the Specialist Managers will, subject to the overall supervision of the Board, provide a continuous investment program for the assets of the Portfolio, or that portion of such assets as may be, from time, to time allocated to each such Specialist Manager. Under their contract, the Specialist Managers are responsible for the provision of investment research and management of all investments and other instruments and the selection of brokers and dealers through which securities transactions are executed. The contract provides that the Specialist Managers will not be liable to the Trust for any error of judgment or mistake of law on the part of the Specialist Manager, or for any loss sustained by the Trust in connection with the purchase or sale of any instrument on behalf of the Portfolio, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of the Specialist Manager. The Portfolio Management Contract provides that it will remain in effect for an initial period of two years and then from year to year so long as such continuation is approved, at a meeting called to vote on such continuance, at least annually: (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person, and further, that the contract may be terminated at any time, without penalty, either by the Trust or by the Specialist Manager, in each case upon sixty days’ written notice. Each Portfolio Management Contract provides that it will automatically terminate in the event of its assignment, as that term is defined in the Investment Company Act.
INVESTMENT ADVISORY FEES: HC CAPITAL. Under the HC Capital Agreement, HC Capital receives a fee from the Portfolio, calculated at an annual rate of 0.05% of the Portfolio’s average daily net assets. Because the Portfolio described in this Statement of Additional Information has not yet commenced operations as of the date of this Statement of Additional Information, HC Capital did not receive any fees from the Portfolio in any of the Trust’s last three fiscal years.
INVESTMENT ADVISORY FEES: SPECIALIST MANAGERS. In addition to the fees paid by the Trust to HC Capital, the Portfolio pays a fee to its Specialist Managers. The Specialist Managers each receive a fee based on a specified percentage of the Portfolio’s assets. The rate at which these fees are calculated is set forth in the Portfolio’s Prospectus.
SPECIALIST MANAGER FEES. Because the Portfolio described in this Statement of Additional Information has not yet commenced operations as of the date of this Statement of Additional Information, the Specialist Managers did not receive any fees from the Portfolio in any of the Trust’s last three fiscal years.

ADMINISTRATION, DISTRIBUTION, AND RELATED SERVICES. Citi Fund Services Ohio, Inc. (“Citi”), 3435 Stelzer Road, Columbus, Ohio 43219 has been retained, pursuant to a separate Administrative Services Contract with the Trust, to serve as the Trust’s administrator. Citi performs similar services for mutual funds other than the Trust. Citi is owned by Citibank, N.A. Citibank, N.A. and its affiliated companies are wholly owned subsidiaries of Citigroup Inc., a publicly held company (NYSE: C).
Services performed by Citi include: (a) general supervision of the operation of the Trust and coordination of services performed by the various service organizations retained by the Trust; (b) regulatory compliance, including the compilation of information for documents and reports furnished to the SEC and corresponding state agencies; (c) assistance in connection with the preparation and filing of the Trust’s registration statement and amendments thereto; and (d) maintenance of the Trust’s registration in the various states in which shares of the Trust are offered. Pursuant to separate contracts, Citi or its affiliates also serve as the Trust’s transfer and dividend disbursing agent, as well as the Trust’s accounting agent and receives fees for such services. For its services, Citi receives a single all-inclusive fee (“Omnibus Fee”). For the period July 1, 2006 through December 31, 2006 the Omnibus Fee, which is computed daily and paid monthly in arrears, was calculated at an annual rate of 0.054% of each portfolios’ average daily net assets up to $6 billion; and 0.005% of the Portfolios’ average daily net assets in excess of $6 billion. Since January 1, 2007 the Omnibus Fee, which is computed daily and paid monthly in arrears, is calculated at an annual rate as indicated in the table below:

Portfolio	Fee
All Portfolios	0.054% of the Portfolios’ average daily net assets up to $6 billion; and
0.005% of the Portfolios’ average daily net assets in excess of $6 billion
Because the Portfolio described in this Statement of Additional Information has not yet commenced operations as of the date of this Statement of Additional Information, Citi did not receive any fees from the Portfolio in any of the Trust’s last three fiscal years.
Under a Compliance Services Agreement between the Trust and Citi, Citi provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program. This includes providing support services to the Chief Compliance Officer (“CCO”), and assisting in preparing or providing documentation for the Trust’s CCO, to deliver to the Board.
Unified Financial Securities, Inc. (“Unified”) serves as the Trust’s principal underwriter pursuant to an agreement approved by the Board on March 10, 2009. Unified is a wholly-owned subsidiary of Huntington Bancshares, Inc. Because shares of the Trust’s Portfolios are available only to clients of HC Capital and financial intermediaries that have established a relationship with HC Capital, the services to be provided by Unified are limited.
Unified will receive an annual fee of $10,000 for performing the services listed under its agreement. The offices of the principal underwriter are located at 2960 North Meridian St., Suite 300, Indianapolis, IN, 46208.
Alaric Compliance Services LLC (“Alaric”), 800 Third Ave., 11th Floor, New York, NY, 10022 provides CCO services to the Trust and its Portfolios pursuant to a Compliance Services Agreement. Alaric makes an Alaric employee available to serve as the CCO for the Trust. The CCO develops the reports for the Board, makes findings and conducts reviews pertaining to the Trust’s compliance program and related policies and procedures of the Trust’s service providers.
State Street Bank and Trust Company is the Trust’s custodian. The custodian is responsible for the safekeeping of the domestic and foreign assets of each of the Trust’s portfolios. For the period July 1, 2006 through December 31, 2006 the custodian was compensated at the rate of 0.0125% of the Trust’s domestic assets and 0.07% of the Trust’s foreign assets in developed countries. Beginning January 1, 2007 the custodian is compensated at the rate of 0.01% of the Trust’s domestic assets, 0.0525% of the Trust’s foreign assets in developed countries. With respect to securities from emerging markets, the custodian is compensated at rates ranging from 0.07% to 0.50% depending upon the particular market in question. The offices of the custodian are located at State Street Financial Center, 1 Lincoln Street, Boston, MA 02111.
HC Advisors Shares Marketing and Service Plan. Under the Trust’s Marketing and Service Plan (the “12b-1 Plan), the Trust shall pay to HC Capital a fee of up to 0.25% annually of the average daily net assets attributable to any HC Advisors class share. The fee is not tied exclusively to actual expenses incurred by HC Capital in performing the services set forth below and the fee may exceed such expenses. The Plan Fee shall be calculated daily based upon the average daily net assets of each Portfolio attributable to such Portfolio’s HC Advisors Shares, and such fee shall be charged only to such HC Advisors Shares.

The fee is intended to compensate HC Capital for expenses associated with the (i) oversight and coordination of those organizations, including the Administrator, Transfer Agent, Fund Accounting Agent and principal underwriter (collectively, “Service Organizations”) retained by the Trust in connection with the distribution of shares of the HC Advisors Shares to Third Party Institutions that will, in turn, hold shares of one or more of the HC Advisors Shares for the benefit of their Discretionary Clients; and (ii) the provision of shareholder services to such Third Party Institutions. Such oversight, coordination and shareholder services may include, but are not limited to, the following: (1) services associated with the provision of prospectuses, statements of additional information, any supplements thereto and shareholder reports relating to the HC Advisors Shares and to be provided to Third Party Institutions; (2) obtaining information and providing explanations to Third Party Institutions (and, if requested to do so by a Third Party Institution that would be permitted to acquire shares of the HC Advisors Shares as outlined in the Section 1 and if acceptable to HC Capital, to Discretionary Clients of such institutions) regarding the investment objectives and policies of the respective Portfolios, as well as other information appropriate information about the HC Advisors Shares and the Portfolios; (3) coordination and oversight of the accounting and record-keeping processes as they relate to the HC Advisors Shares s and responding in inquires from Third Party Institutions that are holder of record of shares of HC Advisors Shares through “f/b/o” or “omnibus accounts” and coordination of administrative services for the HC Advisors Shares (e.g. in connection with proxy solicitations; distribution of periodic shareholders reports); and compliance with applicable regulations as they related to HC Advisors Shares (e.g. Rule 22c-2 and anti-money laundering procedures); (4) any other activity that the Board determines is primarily intended to result in the sale of HC Advisors Shares or to provide appropriate services to a Third Party Institution.
The 12b-1 Plan was approved by the Board on December 10, 2009 and was not operational during the most recent fiscal year. Accordingly, no payments under the 12b-1 Plan were made by the Trust during the last fiscal year.
FURTHER INFORMATION ABOUT THE TRUST’S INVESTMENT POLICIES
The following discussion supplements the prospectus discussion of the investment risks associated with the types of investments that may be made by a Specialist Manager on behalf of the Portfolio. The table below summarizes the range of investments that the Portfolio is permitted to acquire. The table is, however, only a summary list and is qualified in its entirety by the more detailed discussion included in the Prospectus and in this Statement of Additional Information.

Investment
Instrument/Strategy
ADRs, EDRs and GDRs	x
Agencies	x

Investment
Instrument/Strategy
Asset-Backed Securities	x
Cash Equivalents	x
Collateralized Mortgage Obligations	x
Commercial Paper	x
Common Stock	x
Convertibles	x
Corporates	x
Depositary Receipts	x
Emerging Markets Securities	x
Floaters	x
Foreign Currency	x
Foreign Equity (US $)	x

Investment
Instrument/Strategy
Foreign Equity (non-US $)	x
Foreign Fixed-Income Securities	x
Forwards	x
Futures	x
Investment Companies	x
Investment Grade Debt Securities	x
Money Market Funds	x
Mortgage-Backed Securities	x
Mortgage Securities	x
Municipals	x
Options	x
Preferred Stock	x
REITs	x
Repurchase Agreements	x
Reverse Repurchase Agreements	x
Rights	x
Securities Lending	x
Short Sales	*	*
Step-Up Bonds	x

Investment
Instrument/Strategy
Stripped Mortgage-Backed Securities	x
Structured Notes	x
Swaps	x
TIPS	x
U.S. Governments	x
Warrants	x
When-Issued Securities	x
Yankees and Eurobonds	x
Zero Coupon Agencies	x

x	Allowable investment

-	Not an allowable investment

*	Money market instruments for cash management or temporary purposes

**	For hedging purposes

To enable the Portfolio to achieve its investment objective through commodity, economic and investment cycles, the Portfolio’s equity returns are augmented by reinforcing the Specialist Managers’ commodity views via exposure to commodity-linked structured notes. The Portfolio may also anticipate future investments in equities by investing in options and futures contracts.
The Portfolio may focus on the securities of particular issuers or industries within the commodity-related industries in which the Portfolio invests, or in particular countries or regions, at different times.
The Portfolio intends to gain exposure to the commodity markets in part by investing a portion of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). Among other investments, the Subsidiary is expected to invest in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary has the same investment objective and will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio; however, the Subsidiary (unlike the Portfolio) may invest without limitation in commodities, commodity-linked swap agreements and other commodity linked derivative instruments. The Portfolio and the Subsidiary may test for compliance with certain investment restrictions on a consolidated basis. The Subsidiary must, however, comply with the asset segregation requirements (described elsewhere in the SAI) with respect to its investments in commodity-linked swaps and other commodity-linked derivatives. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments.
MUNICIPAL SECURITIES
The two principal classifications of municipal securities are “general obligations” and “revenue obligations.” General obligations are secured by the issuer’s pledge of its full faith and credit for the payment of principal and interest although the characteristics and enforcement of general obligations may vary according to law applicable to the particular issuer. Revenue obligations, which include, but are not limited to, private activity bonds, resource recovery bonds, certificates of participation and certain municipal notes, are not backed by the credit and taxing authority of the issuer and are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Nevertheless, the obligations of the issuers with respect to “general obligations” and/or “revenue obligations” may be backed by a letter of credit, guarantee or insurance. General obligations and revenue obligations may be issued in a variety of forms, including commercial paper, fixed, variable and floating rate securities, tender option bonds, auction rate bonds and capital appreciation bonds. In addition to general obligations and revenue obligations, there is a variety of hybrid and special types of municipal securities. There are also numerous differences in the credit backing of municipal securities both within and between these two principal classifications. For the purpose of applying a Portfolio’s investment restrictions, the identification of the issuer of a municipal security which is not a general obligation is made by the appropriate Specialist Manager based on the characteristics of the municipal security, the most important of which is the source of funds for the payment of principal and interest on such securities.
An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as a Portfolio. Thus, the issue may not be said to be publicly offered. Unlike some securities that are not publicly offered, a secondary market exists for many municipal securities that were not publicly offered initially and such securities can be readily marketable. The obligations of an issuer to pay the principal of and interest on a municipal security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay when due principal of or interest on a municipal security may be materially affected.
MUNICIPAL LEASES, CERTIFICATES OF PARTICIPATION AND OTHER PARTICIPATION INTERESTS. Municipal leases frequently involve special risks not normally associated with general obligation or revenue bonds, some of which are summarized in the Prospectuses. In addition, leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Thus, a Portfolio’s investment in municipal leases will be subject to the special risk that the governmental issuer may not appropriate funds for lease payments. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in an unsatisfactory or delayed recoupment of a Portfolio’s original investment.
Certificates of participation represent undivided interests in municipal leases, installment purchase contracts or other instruments. The certificates are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase contracts.
Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of the Portfolios’ respective limitations on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by a Portfolio may be determined by the appropriate Specialist Manager, pursuant to guidelines adopted by the Board, to be liquid securities for the purpose of such Portfolio’s limitation on investments in illiquid securities. In determining the liquidity of municipal lease obligations and certificates of participation, the appropriate Specialist Manager will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the appropriate Specialist Manager will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Portfolio. No Portfolio may invest more than 5% of its net assets in municipal leases. Each of the Income Portfolios may purchase participations in municipal securities held by a commercial bank or other financial institution. Such participations provide a Portfolio with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide a Portfolio with the right to demand payment, on not more than seven days notice, of all or any part of the Portfolio’s participation interest in the underlying municipal security, plus accrued interest.
PRIVATE PLACEMENTS. Certain of the Portfolios may invest in private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and may have resale restrictions. Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability.
MUNICIPAL NOTES. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer’s receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Tax and Revenue Anticipation Notes and Construction Loan Notes. Tax Anticipation Notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the notes. Tax and Revenue Anticipation Notes combine the funding sources of both Tax Anticipation Notes and Revenue Anticipation Notes. Construction Loan Notes are sold to provide construction financing. These notes are secured by mortgage notes insured by the Federal Housing Authority; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer’s payment obligations under the notes or that refinancing will be otherwise unavailable.
TAX-EXEMPT COMMERCIAL PAPER. Issues of tax-exempt commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.
PRE-REFUNDED MUNICIPAL SECURITIES. The principal of and interest on municipal securities that have been pre-refunded are no longer paid from the original revenue source for the securities. Instead, after pre-refunding, the source of such payments is typically an escrow fund consisting of obligations issued or guaranteed by the U.S. government. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre- refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-

refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer. Pre-refunded municipal securities are usually purchased at a price which represents a premium over their face value.
TENDER OPTION BONDS. A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof.
As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrade in the credit rating assigned to the issuer of the bond. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Tender option bonds are deemed to be liquid unless, in the opinion of the appropriate Specialist Manager, the credit quality of the bond issuer and the financial institution is deemed, in light of the Portfolio’s credit quality requirements, to be inadequate. Each Income Portfolio intends to invest only in tender option bonds the interest on which will, in the opinion of bond counsel, counsel for the issuer of interests therein or counsel selected by the appropriate Specialist Manager, be exempt from regular federal income tax. However, because there can be no assurance that the Internal Revenue Service (“IRS”) will agree with such counsel’s opinion in any particular case, there is a risk that an Income Portfolio will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender option bonds and the associated fees, in relation to various regulated investment company tax provisions is unclear. Each Income Portfolio intends to manage its portfolio in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.
AUCTION RATE SECURITIES. Auction rate securities consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies that invest primarily in municipal securities. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.
Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the fund on the securities in its portfolio and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”). For purposes of complying with the 20% limitation on each Municipal Portfolio’s investments in taxable investments, auction rate preferred securities will be treated as taxable investments unless substantially all of the dividends on such securities are expected to be exempt from regular federal income taxes.
A Portfolio’s investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed by the Investment Company Act. These limitations include prohibitions against acquiring more than 3% of the voting securities of any other such investment company, and investing more than 5% of that Portfolio’s total assets in securities of any one such investment company or more than 10% of its total assets in securities of all such investment companies. A Portfolio will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by that Portfolio.
PRIVATE ACTIVITY BONDS. Certain types of municipal securities, generally referred to as industrial development bonds (and referred to under current tax law as private activity bonds), are issued by or on behalf of public authorities to obtain funds for privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues. The interest from certain private activity bonds owned by a Portfolio (including an Income Portfolio’s distributions attributable to such interest) may be a preference item for purposes of the alternative minimum tax. The Short-Term Municipal Bond Portfolio does not currently intend to invest in Private Activity Bonds.
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
MORTGAGE-BACKED SECURITIES. Certain Portfolios may invest in mortgage-backed securities, including derivative instruments. Mortgage-backed securities represent direct or indirect participations in or obligations collateralized by and payable from mortgage loans secured entirely or primarily by “pools” of residential or commercial mortgage loans or other assets. A Portfolio may invest in mortgage-backed securities issued by U.S. government agencies and government-sponsored entities such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal Home Loan Banks. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of FNMA, FHLMC and Federal Home Loan Banks are not backed by the full faith and credit of the U.S. Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The payment of interest and principal on mortgage-backed obligations issued by these entities may be guaranteed by the full faith and credit of the U.S. Government (in the case of GNMA), or may be guaranteed by the issuer (in the case of FNMA and FHLMC). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates as well as early prepayments of underlying mortgages. These securities represent ownership in a pool of Federally insured mortgage loans with a maximum maturity of 30 years. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest.
Mortgage-backed securities also include securities issued by non-governmental entities including collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”) that are not insured or guaranteed. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers’ general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, including “regular” interests and “residual” interests. The Portfolios do not intend to acquire residual interests in REMICs under current tax law, due to certain disadvantages for regulated investment companies that acquire such interests.
Mortgage-backed securities are subject to unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of securities, mortgage-backed securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.
Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The appropriate Specialist Manager believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment, it will be deemed to have a remaining maturity of three years or less if the average life, as estimated by the appropriate Specialist Manager, is three years or less at the time of purchase of the security by a Portfolio. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the appropriate housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. Although the appropriate Specialist Manager will monitor the average life of the Portfolio securities of each Portfolio with a portfolio maturity policy and make needed adjustments to comply with such Portfolios’ policy as to average dollar weighted portfolio maturity, there can be no assurance that the average life of portfolio securities as estimated by the appropriate Specialist Manager will be the actual average life of such securities.
The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Portfolios’ mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.
On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009.
FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.
Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.
FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefore.
In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.
ASSET-BACKED SECURITIES. Certain Portfolios may invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets including company receivables, truck and auto loans, leases and credit card receivables. The asset pools that back asset-backed securities are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present. Certain asset backed securities may be considered derivative instruments.
STRIPPED MORTGAGE-BACKED SECURITIES. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.
COLLATERALIZED DEBT OBLIGATIONS. The Portfolio may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities, CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
REAL ESTATE SECURITIES
REAL ESTATE INVESTMENT TRUSTS (“REITS”). REITs are pooled investment vehicles that invest the majority of their assets directly in real property and/or in loans to building developers. They derive income primarily from the collection of rents and/or interest on loans.
REITs are sometimes informally characterized as Equity REITs, Mortgage REITs, Hybrid REITs and REOCs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An Equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A Mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A Mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A Hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. REOCs are real estate companies that engage in the development, management, or financing of real estate. Typically, they provide services such as property management, property development, facilities management, and real estate financing. REOCs are publicly traded corporations that have not elected to be taxed as REITs. The three primary reasons for such an election are (a) availability of tax-loss carryforwards, (b) operation in non-REIT-qualifying lines of business, and (c) ability to retain earnings.
Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Real Estate Securities Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which it invests in addition to the expenses incurred directly by the Portfolio.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. First, the value of a REIT may be affected by changes in the value of the underlying property owned by the REITs. In addition, REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act.
Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the “S&P Index”).
MONEY MARKET INSTRUMENTS
REPURCHASE AGREEMENTS. Repurchase Agreements may be used for temporary investment purposes. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The Specialist Managers for the Portfolio, in accordance with guidelines adopted by the Board, monitor the creditworthiness of those banks and non-bank dealers with which the Portfolio may enter into repurchase agreements. The Trust also monitors the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is adequately collateralized.
Repurchase agreements may be entered into with primary dealers in U.S. government securities who meet credit guidelines established by the Board (each a “repo counterparty”). Under each repurchase agreement, the repo counterparty will be required to maintain, in an account with the Trust’s custodian bank, securities that equal or exceed the repurchase price of the securities subject to the repurchase agreement. The Portfolio will generally enter into repurchase agreements with short durations, from overnight to one week, although securities subject to repurchase agreements generally have longer maturities. The Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements. For purposes of the Investment Company Act, a repurchase agreement may be deemed a loan to the repo counterparty. It is not clear whether, in the context of a bankruptcy proceeding involving a repo counterparty, a court would consider a security acquired by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for such a “loan.” If a court were to characterize the transaction as a loan, and the Portfolio has not perfected a security interest in the security acquired, the Portfolio could be required to turn the security acquired over to the bankruptcy trustee and be treated as an unsecured creditor of the repo counterparty. As an unsecured creditor, the Portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. In the event of any such bankruptcy or insolvency proceeding involving a repo counterparty with whom the Portfolio has outstanding repurchase agreements, the Portfolio may encounter delays and incur costs before being able to sell securities acquired subject to such repurchase agreements. Any such delays may involve loss of interest or a decline in price of the security so acquired.
Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the repo counterparty may fail to repurchase the security. However, the Portfolio will always receive as collateral for any repurchase agreement to which it is a party, securities acceptable to it, the market value of which is equal to at least 102% of the repurchase price, and the Portfolio will make payment against such securities only upon physical delivery or evidence of book entry transfer of such collateral to the account of its custodian bank. If the market value of the security subject to the repurchase agreement falls below the repurchase price the Trust will direct the repo counterparty to deliver to the Trust’s custodian additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.
COMMERCIAL PAPER. Commercial paper is a short-term, unsecured negotiable promissory note of a U.S. or non-U.S. issuer. The Portfolio may acquire these instruments as described in the Prospectus. The Portfolio may similarly invest in variable rate master demand notes which typically are issued by large corporate borrowers and which provide for variable amounts of principal indebtedness and periodic adjustments in the interest rate. Demand notes are direct lending arrangements between the Portfolio and an issuer, and are not normally traded in a secondary market. The Portfolio, however, may demand payment of principal and accrued interest at any time. In addition, while demand notes generally are not rated, their issuers must satisfy the same criteria as those that apply to issuers of commercial paper. The Specialist Managers will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand. See also “Variable and Floating Rate Instruments,” below.
BANK OBLIGATIONS. Bank Obligations may include certificates of deposit, time deposits and bankers’ acceptances. Certificates of Deposit (“CDs”) are short-term negotiable obligations of commercial banks. Time Deposits (“TDs”) are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions. U.S. commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the “FDIC”). U.S. banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the Portfolio, depending upon the principal amount of CDs of each bank held by the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, U.S. branches of U.S. banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. U.S. savings and loan associations, the CDs of which may be purchased by the Portfolio, are supervised and subject to examination by the Office of Thrift Supervision. U.S. savings and loan associations are insured by the Savings Association Insurance Portfolio which is administered by the FDIC and backed by the full faith and credit of the U.S. government.

VARIABLE AND FLOATING RATE INSTRUMENTS. Short-term variable rate instruments (including floating rate instruments) from banks and other issuers may be used for temporary investment purposes, or longer-term variable and floating rate instruments may be used in furtherance of the Portfolio’s investment objectives. A “variable rate instrument” is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A “floating rate instrument” is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates.
Variable rate instruments are generally not rated by nationally recognized ratings organizations. The Specialist Managers will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Portfolio’s fixed income investments, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. Any bank providing such a bank letter, line of credit, guarantee or loan commitment will meet the Portfolio’s investment quality standards relating to investments in bank obligations. A Portfolio will invest in variable and floating rate instruments only when a Specialist Manager deems the investment to involve minimal credit risk. The Specialist Managers will also continuously monitor the creditworthiness of issuers of such instruments to determine whether the Portfolio should continue to hold the investments.
The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Portfolio could suffer a loss if the issuer defaults or during periods in which the Portfolio is not entitled to exercise its demand rights. Variable and floating rate instruments held by the Portfolio will be subject to the Portfolio’s limitation on investments in illiquid securities when a reliable trading market for the instruments does not exist and the Portfolio may not demand payment of the principal amount of such instruments within seven days. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note and a loss would be incurred to the extent of the default.
SECURITIES LENDING. The Portfolio may lend from their total assets in the form of their portfolio securities to broker dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Portfolio will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed in this Statement. The Portfolio pays various fees in connection with the investment of the collateral. Under some securities lending arrangements the Portfolio may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower.
OTHER FIXED INCOME SECURITIES AND STRATEGIES.
HIGH YIELD SECURITIES. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by Standard & Poor’s Ratings Group (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”), or their unrated equivalents. The Portfolio may invest in such securities according to the Prospectus. While any investment carries some risk, certain risks associated with high yield securities which are different than those for investment grade are as follows:
1.	The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

2.	Market prices for high risk, high yield securities may also be affected by investors’ perception of the issuer’s credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

3.	The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

4.	The risk of loss through default is greater for high yield fixed income securities than for investment grade debt because the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates.

Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations in the Portfolio’s net asset value per share.
In addition, an economic downturn or increase in interest rates could have a negative impact on both the markets for high yield securities (resulting in a greater number of bond defaults) and the value of such securities held by the Portfolio. Current laws, such as those requiring federally insured savings and loan associations to remove investments in such lower rated securities from their funds, as well as other pending proposals, may also have a material adverse effect on the market for lower rated securities.
The economy and interest rates may affect high yield securities differently than other securities. For example, the prices of such securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.
Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio’s investment portfolio, resulting from market fluctuations or other changes in a Portfolio’s total assets will not require the Portfolio to dispose of an investment. If an issuer of a security held by the Portfolio defaults, the Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of high yield securities as well as the Portfolio’s net asset value. In general, both the prices and yields of such securities will fluctuate.
In certain circumstances it may be difficult to determine a security’s fair value due to a lack of reliable objective information. Such instances occur where there is no established secondary market for the security or the security is lightly traded. As a result, a Portfolio’s valuation of a security and the price it is actually able to obtain when it sells the security could differ.
Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield securities held by the Portfolio, especially in a thinly traded market. Illiquid or restricted securities held by the Portfolio may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.
The ratings of Moody’s, S&P and Fitch evaluate the safety of a lower rated security’s principal and interest payments, but do not address market value risk. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the Specialist Managers perform thier own analysis of the issuers of high yield securities purchased by the Portfolio. Because of this, the Portfolio’s performance may depend more on its own credit analysis than is the case for mutual funds investing in higher rated securities.
The Specialist Managers continuously monitor the issuers of high yield securities held by the Portfolio for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Portfolio so that it can meet redemption requests.
CUSTODIAL RECEIPTS. Custodial Receipts are U.S. government securities and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRs”) and “Certificate of Accrual on Treasury Securities” (“CATS”). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government securities for federal tax and securities purposes. In the case of CATS and TIGRs, the IRS has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Portfolio. CATS and TIGRs are not considered U.S. government securities by the staff of the Commission. Further, the IRS conclusion noted above is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Portfolios. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

WHEN-ISSUED SECURITIES. When-issued transactions involve a commitment to purchase at a predetermined price or yield in which delivery takes place after the customary settlement period for that type of security. Fixed income securities may be purchased on a “when-issued” basis. The price of securities purchased on a when-issued basis, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities takes place at a later date. Normally, the settlement date occurs within one month of the purchase. At the time a commitment to purchase a security on a when-issued basis is made, the transaction is recorded and the value of the security will be reflected in determining net asset value. No payment is made by the purchaser, until settlement. The market value of the when-issued securities may be more or less than the purchase price. The Trust does not believe that net asset value will be adversely affected by the purchase of securities on a when-issued basis. Equity securities acquired by the as a result of corporate actions such as spin-offs may be treated as when-issued securities under certain circumstances.
LOAN PARTICIPATIONS AND ASSIGNMENTS. Loan Participations typically will result in the Portfolio having a contractual relationship only with the lender, not with the borrower. A Portfolio will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Loan Participation, a Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Portfolio will acquire Loan Participations only if the lender interpositioned between the Portfolio and the borrower is determined by the applicable Specialist Manager to be creditworthy. When a Portfolio purchases Assignments from lenders, the Portfolio will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.
A Portfolio may have difficulty disposing of Assignments and Loan Participations. Since the market for such instruments is not highly liquid, the Portfolio anticipates that such instruments could be sold only to a limited number of institutional investors. Further, restrictions in the underlying credit agreement could limit the number of eligible purchasers. The lack of a highly liquid secondary market and restrictions in the underlying credit agreement may have an adverse impact on the value of such instruments and will have an adverse impact on the Portfolio’s ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. In valuing a Loan Participation or Assignment held by a Portfolio for which a secondary trading market exists, the Portfolio will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Portfolio’s Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) currently available prices in the market for similar loans; and (iv) currently available prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.
STRUCTURED PRODUCTS. One common type of security is a “structured” product. Structured products, such as structured notes, generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.
With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.
EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar obligations are U.S. dollar denominated obligations issued outside the United States by non-U.S. corporations or other entities. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by non-U.S. corporations or other entities. Yankee obligations are subject to the same risks that pertain to the domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization or foreign issuers.
ZERO COUPON SECURITIES. Zero coupon securities are debt securities that make no coupon payment but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will generally not be considered illiquid for the purposes of the Portfolio’s limitation on investments in illiquid securities.
TREASURY INFLATION PROTECTED SECURITIES (“TIPS”). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments that provide a ‘real rate of return’ by adjusting interest and principal payments for the impact of inflation. This periodic inflation adjustment of U.S. inflation-indexed securities is tied to the Consumer Price Index (CPI), which is calculated monthly by the U.S. Bureau of Labor Statistics. CPI measures the change in the cost of a fixed basket of consumer goods and services, such as transportation, food, and housing. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.
NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES. The Portfolio may purchase securities that are not registered under the Securities Act of 1933, as amended (the “1933 Act”), but that can be sold to “accredited investors” under Regulation D under the 1933 Act (“Reg. D Securities”) or “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Portfolio’s limitation on the purchase of illiquid securities, unless the Portfolio’s governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by the Portfolio in Rule 144A Securities. The Board of Trustees may adopt guidelines and delegate to the Specialist Managers the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.
Non-publicly traded securities (including Reg. D and Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Portfolio. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. The Portfolio’s investments in illiquid securities are subject to the risk that should the Portfolio desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Portfolio’s net assets could be adversely affected.
ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust’s Board of Trustees. Despite such good faith efforts to determine fair value prices, the Portfolio’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price, which the Portfolio may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Portfolio. Under the supervision of the Trust’s Board of Trustees, the Specialist Managers determine the liquidity of the Portfolio’s investments. In determining the liquidity of the Portfolio’s investments, the Specialist Managers may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).
PREFERRED STOCK. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security.
FOREIGN INVESTMENTS.
FOREIGN SECURITIES AND FOREIGN GOVERNMENT SECURITIES. American Depositary Receipts (“ADRs”) are dollar-denominated receipts generally issued in registered form by domestic banks that represent the deposit with the bank of a security of a foreign issuer. ADRs, which are publicly traded on U.S. exchanges and in the over-the-counter markets. Generally, they are issued in registered form, denominate in U.S. dollars, and designed for use in the U.S. securities markets. The Portfolio is permitted to invest in ADRs. Additionally, the Portfolio may invest in European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). EDRs are similar to ADRs but are issued and traded in Europe. Both EDRs and GDRs may be issued in bearer form and denominated in currencies other than U.S. dollars, and are generally designed for use in securities markets outside the U.S. For purposes of the Trust’s investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock. ADR, EDR or GDR programs may be sponsored or unsponsored. The depositary receipts are securities that demonstrate ownership interests in a security or pool of securities that have been placed with a ‘depository.’ These depositary receipts may be sponsored or unsponsored. Depositary receipts may or may not be denominated in the same currency as the underlying securities. Unsponsored programs are subject to certain risks. In contrast to sponsored programs, where the foreign issuer of the underlying security works with the depository institution to ensure a centralized source of information about the underlying company, including any annual or other similar reports to shareholders, dividends and other corporate actions, unsponsored programs are based on a service agreement between the depository institution and holders of ADRs, EDRs or GDRs issued by the program; thus, investors bear expenses associated with certificate transfer, custody and dividend payments. In addition, there may be several depository institutions involved in issuing unsponsored ADRs, EDRs or GDRs for the same underlying issuer. Such duplication may lead to market confusion because there would be no central source of information for buyers, sellers and intermediaries, and delays in the payment of dividends and information about the underlying issuer or its securities could result. For other depositary receipts, the depository may be foreign or a U.S. entity, and the underlying securities may have a foreign or U.S. issuer.
The foreign government securities in which the Portfolio may invest may consist of debt obligations issued or guaranteed by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt securities of supranational entities. Such securities may be denominated in other currencies. Foreign government securities also include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies. The Portfolio may invest in foreign government securities in the form of ADRs as described above.
CURRENCY RELATED INSTRUMENTS. As indicated in the Prospectus, the Portfolio may use forward foreign currency exchange contracts in connection with permitted purchases and sales of securities of non-U.S. issuers. The Portfolio may, consistent with its respective investment objectives and policies, use such contracts as well as certain other currency related instruments to reduce the risks associated with the types of securities in which each is authorized to invest and to hedge against fluctuations in the relative value of the currencies in which securities held by each are denominated. The following discussion sets forth certain information relating to forward currency contracts and other currency related instruments, together with the risks that may be associated with their use.
ABOUT CURRENCY TRANSACTIONS AND HEDGING. The Portfolio is authorized to purchase and sell options, futures contracts and options thereon relating to foreign currencies and securities denominated in foreign currencies. Such instruments may be traded on foreign exchanges, including foreign over-the-counter markets. Transactions in such instruments may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Portfolio’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; and (iv) lesser trading volume. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. Options relating to foreign currencies may also be purchased or sold to increase exposure to a foreign currency or to shift foreign currency exposure from one country to another.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS. The Portfolio may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Portfolio holds in its portfolio or intends to purchase. For example, if the Portfolio were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if the Portfolio held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and the Portfolio’s ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. To the extent indicated in the Prospectus, the Portfolio may use forward contracts to protect against uncertainty in the level of future exchange rates in connection with specific transactions or for hedging purposes. For example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale of the foreign currency involved in the underlying transaction in exchange for a fixed amount of U.S. dollars or foreign currency. This may serve as a hedge against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received. The Portfolio may also use forward contracts in connection with specific transactions. In addition, it may use such contracts to lock in the U.S. dollar value of those positions, to increase the Portfolio’s exposure to foreign currencies that the Specialist Manager believes may rise in value relative to the U.S. dollar or to shift the Portfolio’s exposure to foreign currency fluctuations from one country to another. For example, when the Specialist Manager believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the portfolio securities held by the Portfolio that are denominated in such foreign currency. This investment practice generally is referred to as “cross-hedging.”
The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Portfolio to sustain losses on these contracts and transaction costs. The Portfolio may enter into forward contracts or maintain a net exposure to such contracts only if: (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio’s securities and other assets denominated in that currency; or (2) the Portfolio maintains cash, U.S. government securities or other liquid securities in a segregated account in an amount which, together with the value of all the Portfolio’s securities denominated in such currency, equals or exceeds the value of such contracts.
At or before the maturity date of a forward contract that requires the Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into another contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. As a result of such an offsetting transaction, the Portfolio would realize a gain or a loss to the extent of any change in the exchange rate between the currencies involved between the execution dates of the first and second contracts. The cost to the Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the prevailing market conditions. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.
Although the Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolio may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.
HEDGING INSTRUMENTS AND OTHER DERIVATIVES.
OPTIONS. To the extent indicated in the Prospectus, the Portfolio may, consistent with its investment objective and policies, use options on securities and securities indexes to reduce the risks associated with the types of securities in which it is authorized to invest and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities. The Portfolio may use options only in a manner consistent with its investment objective and policies and may not invest more than 10% of its total assets in option purchases. Options will be used primarily to reduce investment risk or gain market exposure pending investment. The Portfolio may invest in options on individual securities, baskets of securities or particular measurements of value or rate (an “index”), such as an index of the price of treasury securities or an index representative of short-term interest rates. Such options may be traded on an exchange or in the over-the-counter (“OTC”) markets. OTC options are subject to greater credit and liquidity risk. See “Additional Risk Factors of OTC Options.” The following discussion sets forth certain information relating to the types of options that the Portfolio may use, together with the risks that may be associated with their use.
ABOUT OPTIONS ON SECURITIES. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option period, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying security at the exercise price. Options may be based on a security, a securities index or a currency. Options on securities are generally settled by delivery of the underlying security whereas options on a securities index or currency are settled in cash.
OPTION PURCHASES. Call options on securities may be purchased in order to fix the cost of a future purchase. In addition, call options may be used as a means of participating in an anticipated advance of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the amount of loss, if any, to the amount of the option premium paid. Conversely, if the market price of the underlying security rises and the call is exercised or sold at a profit, that profit will be reduced by the amount initially paid for the call.
Put options may be purchased in order to hedge against a decline in market value of a security held by the Portfolio. The put effectively guarantees that the underlying security can be sold at the predetermined exercise price, even if that price is greater than the market value at the time of exercise. If the market price of the underlying security increases, the profit realized on the eventual sale of the security will be reduced by the premium paid for the put option. Put options may also be purchased on a security that is not held by the purchasing portfolio in anticipation of a price decline in the underlying security. In the event the market value of such security declines below the designated exercise price of the put, the purchasing portfolio would then be able to acquire the underlying security at the market price and exercise its put option, thus realizing a profit. In order for this strategy to be successful, however, the market price of the underlying security must decline so that the difference between the exercise price and the market price is greater than the option premium paid.
OPTION WRITING. Call options may be written (sold) by the Portfolio. Generally, calls will be written only when, in the opinion of the writing Specialist Manager, the call premium received, plus anticipated appreciation in the market price of the underlying security up to the exercise price of the call, will be greater than the appreciation in the price of the underlying security.

Put options may also be written. This strategy will generally be used when it is anticipated that the market value of the underlying security will remain higher than the exercise price of the put option or when a temporary decrease in the market value of the underlying security is anticipated and, in the view of the relevant Specialist Manager, it would not be appropriate to acquire the underlying security. If the market price of the underlying security rises or stays above the exercise price, it can be expected that the purchaser of the put will not exercise the option and a profit, in the amount of the premium received for the put, will be realized by the writer of the put. However, if the market price of the underlying security declines or stays below the exercise price, the put option may be exercised and the portfolio that sold the put will be obligated to purchase the underlying security at a price that may be higher than its current market value. All option writing strategies will be employed only if the option is “covered.” For this purpose, “covered” means that, so long as the Portfolio that has written (sold) the option is obligated as the writer of a call option, it will (1) own the security underlying the option; or (2) hold on a share-for-share basis a call on the same security, the exercise price of which is equal to or less than the exercise price of the call written. In the case of a put option, the Portfolio that has written (sold) the put option will (1) maintain cash or cash equivalents in an amount equal to or greater than the exercise price; or (2) hold on a share-for share basis, a put on the same security as the put written provided that the exercise price of the put held is equal to or greater than the exercise price of the put written.
OPTIONS ON SECURITIES INDICES. Options on securities indices may be used in much the same manner as options on securities. Index options may serve as a hedge against overall fluctuations in the securities markets or market sectors, rather than anticipated increases or decreases in the value of a particular security. Thus, the effectiveness of techniques using stock index options will depend on the extent to which price movements in the securities index selected correlate with price movements of the Portfolio. Options on stock indices are settled exclusively in cash.
RISK FACTORS RELATING TO THE USE OF OPTIONS STRATEGIES. The premium paid or received with respect to an option position will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates. Moreover, the successful use of options as a hedging strategy depends upon the ability to forecast the direction of market fluctuations in the underlying securities, or in the case of index options, in the market sector represented by the index selected.
Under normal circumstances, options traded on one or more of the several recognized options exchanges may be closed by effecting a “closing purchase transaction,” (i.e., by purchasing an identical option with respect to the underlying security in the case of options written and by selling an identical option on the underlying security in the case of options purchased). A closing purchase transaction will effectively cancel an option position, thus permitting profits to be realized on the position, to prevent an underlying security from being called from, or put to, the writer of the option or, in the case of a call option, to permit the sale of the underlying security. A profit or loss may be realized from a closing purchase transaction, depending on whether the overall cost of the closing transaction (including the price of the option and actual transaction costs) is less or more than the premium received from the writing of the option. It should be noted that, in the event a loss is incurred in a closing purchase transaction, that loss may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of an option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security held. Options will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. Options that expire unexercised have no value. Unless an option purchased by the Portfolio is exercised or a closing purchase transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.
ADDITIONAL RISK FACTORS OF OTC OPTIONS. Certain instruments traded in OTC markets, including indexed securities and OTC options, involve significant liquidity and credit risks. The absence of liquidity may make it difficult or impossible for the Portfolio to sell such instruments promptly at an acceptable price. In addition, lack of liquidity may also make it more difficult to the Portfolio to ascertain a market value for the instrument. The Portfolio will only acquire an illiquid OTC instrument if the agreement with the counterparty contains a formula price at which the contract can be sold or terminated or if on each business day, the Portfolio manager anticipates that at least one dealer quote is available.
Instruments traded in OTC markets are not guaranteed by an exchange or clearing organization and generally do not require payment of margin. To the extent that the Portfolio has unrealized gains in such instruments or has deposited collateral with its counterparty, the Portfolio is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Portfolio will attempt to minimize these risks by engaging in transactions with counterparties who have significant capital or who have provided the Portfolio with a third party guarantee or credit enhancement.

FUTURES CONTRACTS AND RELATED INSTRUMENTS. To the extent indicated in the Prospectuses, the Portfolio may use futures contracts and options on futures contracts. The Portfolio may invest in futures-related instruments only for hedging purposes and to gain market exposure pending investment and only in a manner consistent with its investment objective and policies. The following discussion sets forth certain information relating to the types of futures contracts that the Portfolio may use, together with the risks that may be associated with their use.
ABOUT FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of the specified type of security or currency called for in the contract at a specified future time and at a specified price. In practice, however, contracts relating to financial instruments or currencies are closed out through the use of closing purchase transactions before the settlement date and without delivery or the underlying security or currency. In the case of futures contracts based on a securities index, the contract provides for “delivery” of an amount of cash equal to the dollar amount specified multiplied by the difference between the value of the underlying index on the settlement date and the price at which the contract was originally fixed.
STOCK INDEX FUTURES CONTRACTS. The Portfolio may sell stock index futures contracts in anticipation of a general market or market sector decline that may adversely affect the market values of securities held. To the extent that securities held correlate with the index underlying the contract, the sale of futures contracts on that index could reduce the risk associated with a market decline. Where a significant market or market sector advance is anticipated, the purchase of a stock index futures contract may afford a hedge against not participating in such advance at a time when the Portfolio is not fully invested. This strategy would serve as a temporary substitute for the purchase of individual stocks which may later be purchased in an orderly fashion. Generally, as such purchases are made, positions in stock index futures contracts representing equivalent securities would be liquidated.
FUTURES CONTRACTS ON DEBT SECURITIES. Futures contracts on debt securities, often referred to as “interest rate futures,” obligate the seller to deliver a specific type of debt security called for in the contract, at a specified future time. A public market now exists for futures contracts covering a number of debt securities, including long-term U.S. Treasury bonds, ten-year U.S. Treasury notes, and three-month U.S. Treasury bills, and additional futures contracts based on other debt securities or indices of debt securities may be developed in the future. Such contracts may be used to hedge against changes in the general level of interest rates. For example, the Portfolio may purchase such contracts when it wishes to defer a purchase of a longer-term bond because short-term yields are higher than long-term yields. Income would thus be earned on a short-term security and minimize the impact of all or part of an increase in the market price of the long-term debt security to be purchased in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the contract purchased by the Portfolio or avoided by taking delivery of the debt securities underlying the futures contract. Conversely, such a contract might be sold in order to continue to receive the income from a long-term debt security, while at the same time endeavoring to avoid part or all of any decline in market value of that security that would occur with an increase in interest rates. If interest rates did rise, a decline in the value of the debt security would be substantially offset by an increase in the value of the futures contract sold.
OPTIONS ON FUTURES CONTRACTS. An option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the period of the option. The risk of loss associated with the purchase of an option on a futures contract is limited to the premium paid for the option, plus transaction cost. The seller of an option on a futures contract is obligated to a broker for the payment of initial and variation margin in amounts that depend on the nature of the underlying futures contract, the current market value of the option, and other futures positions held by the Portfolio. Upon exercise of the option, the option seller must deliver the underlying futures position to the holder of the option, together with the accumulated balance in the seller’s futures margin account that represents the amount by which the market price of the underlying futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option involved. If an option is exercised on the last trading day prior to the expiration date of the option, settlement will be made entirely in cash equal to the difference between the exercise price of the option and the value at the close of trading on the expiration date.
RISK CONSIDERATIONS RELATING TO FUTURES CONTRACTS AND RELATED INSTRUMENTS. Participants in the futures markets are subject to certain risks. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange): no secondary market exists for such contracts. In addition, there can be no assurance that a liquid market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of that portion of the securities being hedged, if any, may partially or completely offset losses on the futures contract.
As noted above, there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. In particular, there may be an imperfect correlation between movements in the prices of futures contracts and the market value of the underlying securities positions being hedged. In addition, the market prices of futures contracts may be affected by factors other than interest rate changes and, as a result, even a correct forecast of interest rate trends might not result in a successful hedging strategy. If participants in the futures market elect to close out their contracts through offsetting transactions rather than by meeting margin deposit requirements, distortions in the normal relationship between debt securities and the futures markets could result. Price distortions could also result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. In addition, an increase in the participation of speculators in the futures market could cause temporary price distortions.
The risks associated with options on futures contracts are similar to those applicable to all options and are summarized above under the heading “Hedging Through the Use of Options: Risk Factors Relating to the Use of Options Strategies.” In addition, as is the case with futures contracts, there can be no assurance that (1) there will be a correlation between price movements in the options and those relating to the underlying securities; (2) a liquid market for options held will exist at the time when the Portfolio may wish to effect a closing transaction; or (3) predictions as to anticipated interest rate or other market trends on behalf of the Portfolio will be correct.
MARGIN AND SEGREGATION REQUIREMENTS APPLICABLE TO FUTURES RELATED TRANSACTIONS. When a purchase or sale of a futures contract is made by the Portfolio, it is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Portfolio will value its open futures positions at market.
When purchasing a futures contract, the Portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U.S. government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Portfolio may “cover” its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Portfolio. When selling a futures contract, the Portfolio will similarly maintain liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Portfolio may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by the Portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).
When selling a call option on a futures contract, the Portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U. S. Government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.
When selling a put option on a futures contract, the Portfolio will similarly maintain cash, U.S. government securities, or other highly liquid securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.

SWAP AGREEMENTS. The Portfolio may enter into swap agreements for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency.
ABOUT SWAP AGREEMENTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset. The Select Aggregate Market Index (“SAMI”) is a basket of credit default swaps whose underlying reference obligations are floating rate loans. Investments in SAMIs increase exposure to risks that are not typically associated with investments in other floating rate debt instruments, and involve many of the risks associated with investments in derivative instruments. The liquidity of the market for SAMIs is subject to liquidity in the secured loan and credit derivatives markets.
The Portfolio may enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Portfolio. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Portfolio may be either the buyer or seller in the transaction. If the Portfolio is a buyer and no credit event occurs, the Portfolio may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.
The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by earmarking or segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Portfolio’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Portfolio’s illiquid investment limitations. The Portfolio will not enter into any swap agreement unless the Specialist Manager believes that the other party to the transaction is creditworthy. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Portfolio may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Portfolio will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to a swap agreement defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any. The net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and liquid assets, having an aggregate net asset value at least equal to such accrued excess will be earmarked or maintained in a segregated account by the Portfolio’s custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregating liquid assets, as permitted by applicable law, the Portfolio and its Specialist Managers believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s borrowing restrictions. For purposes of the Portfolio’s requirements under Rule 12d3-1 (where, for example, the Portfolio is prohibited from investing more than 5% of its total assets in any one broker, dealer, underwriter or investment adviser (the “securities-related issuer”) and Section 5b-1 where, for example, a diversified Portfolio is prohibited from owning more than 5% of its total assets in any one issuer with respect to 75% of the Portfolio’s total assets, the mark-to-market value will be used to measure the Portfolio’s counterparty exposure. In addition, the mark-to-market value will be used to measure the Portfolio’s issuer exposure for purposes of Section 5b-1.
The Portfolio may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Portfolio or to effect investment transactions consistent with the Portfolio’s investment objective and strategies. Index swaps tend to have a maturity of one year. There is not a well-developed secondary market for index swaps. Many index swaps are considered to be illiquid because the counterparty will typically not unwind an index swap prior to its termination (and, not surprisingly, index swaps tend to have much shorter terms). The Portfolio may therefore treat all swaps as subject to their limitation on illiquid investments. For purposes of calculating these percentage limitations, the Portfolio will refer to the notional amount of the swap.
The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Specialist Manager, under the supervision of the Board of Trustees and HC Capital, is responsible for determining and monitoring the liquidity of Portfolio transactions in swap agreements.
Pursuant to an exemption under Rule 4.5(a)(i) of the Commodity Exchange Act (“CEA”) the Trust continues to rely on an exclusion from the definition of “commodity pool operator” under the CEA and, therefore, is not subject to registration or regulation as a pool operator under the CEA. The Trust has filed the appropriate documentation with the National Futures Association pursuant to this exemption.
OTHER HEDGING INSTRUMENTS. Generally, the Portfolio’s investment in the shares of another investment company is restricted to up to 5% of its total assets and aggregate investments in all investment companies is limited to 10% of total assets. Provided certain requirements set forth in the Act are met, however, investments in excess of these limitations may be made.
The Portfolio may invest in exchange-traded funds (“ETFs”) as part of its overall hedging strategies. Such strategies are designed to reduce certain risks that would otherwise be associated with the investments in the types of securities in which the Portfolio invests and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, provided that the use of such strategies is consistent with the investment policies and restrictions adopted by the Portfolio. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Portfolio will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. ETFs are subject to liquidity and market risks. Some ETFs traded on securities exchanges are actively managed and subject to the same Management Risks as other actively managed investment companies. Other ETFs have an objective to track the performance of a specified index (“Index ETFs”). Therefore, securities may be purchased, retained and sold by an Index ETF at times when an actively managed trust would not do so. As a result, in an Index ETF you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the Index ETF portfolio was not fully invested in such securities. In addition, the results of an Index ETF investment will not match the performance of the specified index due to reductions in the Index ETF’s performance attributable to transaction and other expenses, including fees paid by the Index ETF portfolio to service providers. Because of these factors, the price of ETFs can be volatile, and the Portfolio may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in an ETF.
Among the ETFs in which the Portfolio may invest are Standard & Poor’s Depositary Receipts (“SPDRs”) and iShares®. SPDRs are interests in a unit investment trust (“UIT”) that may be obtained directly from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). The UIT will issue SPDRs in aggregations known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the S&P Index, (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT’s portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit, called a “Balancing Amount”) designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit. SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day. The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Portfolio could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks involved in the writing of options on securities.
iShares®* are exchange-traded funds, traded on the American Stock Exchange, Chicago Board Options Exchange and New York Stock Exchange. iShares® are not actively managed. Rather, an iShares®’ objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by iShares® at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the iShares® portfolio was not fully invested in such securities. Because of this, the price of iShares can be volatile, and the Portfolio may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such iShares®.
The Portfolio may invest in iShares in excess of the statutory limits in reliance on an exemptive order issued to that entity, provided that certain conditions are met.
STRUCTURED NOTES. Structured notes are derivative instruments, the interest rate or principal of which is determined by reference to changes in value of a specific security, reference rate, or index. Indexed securities, similar to structured notes, are typically, but not always, debt securities whose value a maturity or coupon rate is determined by reference to other securities. The performance of a structured note or indexed security is based upon the performance of the underlying instrument.
The terms of a structured note may provide that, in certain circumstances, no principal is due on maturity and, therefore, may result in loss of investment. Structured notes may be indexed positively or negatively to the performance of the underlying instrument such that the appreciation or deprecation of the underlying instrument will have a similar effect on the value of the structured note at maturity or of any coupon payment. In addition, changes in the interest rate and value of the principal at maturity may be fixed at a specific multiple of the change in value of the underlying instrument, making the value of the structured note more volatile than the underlying instrument. Further, structured notes may be less liquid and more difficult to price accurately than less complex securities or traditional debt securities.
COMMODITY-LINKED DERIVATIVES. The Portfolio may invest in instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices such as “commodity-linked” or “index-linked” notes. These instruments are sometimes referred to as “structured notes” because the terms of the instrument may be structured by the issuer of the note and the purchaser of the note, such as the Portfolio.

*	iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund. performance of the specified index due to reductions in the iShares’ performance attributable to transaction and other expenses, including fees paid by the iShares portfolio to service providers.

iShares® is a registered investment company unaffiliated with the Trust, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area.

The values of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes expose the Portfolio economically to movements in commodity prices, but a particular note has many features of a debt obligation. These notes also are subject to credit and interest rate risks that in general affect the value of debt securities. Therefore, at the maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest rate payments.
Structured notes may involve leverage, meaning that the value of the instrument will be calculated as a multiple of the upward or downward price movement of the underlying commodity future or index. The prices of commodity-linked instruments may move in different directions than investments in traditional equity and debt securities in periods of rising inflation. Of course, there can be no guarantee that the Portfolio’s commodity-linked investments would not be correlated with traditional financial assets under any particular market conditions.
Commodity-linked notes may be issued by US and foreign banks, brokerage firms, insurance companies and other corporations. These notes, in addition to fluctuating in response to changes in the underlying commodity assets, these notes will be subject to credit and interest rate risks that typically affect debt securities.
The commodity-linked instruments may be wholly principal protected, partially principal protected or offer no principal protection. With a wholly principal protected instrument, the Portfolio will receive at maturity the greater of the par value of the note or the increase in value of the underlying index. Partially protected instruments may suffer some loss of principal up to a specified limit if the underlying index declines in value during the term of the instrument. For instruments without principal protection, there is a risk that the instrument could lose all of its value if the index declines sufficiently. The Specialist Managers’ decisions on whether and to what extent to use principal protection depend in part on the cost of the protection. In addition, the ability of the Portfolio to take advantage of any protection feature depends on the creditworthiness of the issuer of the instrument.
Commodity-linked derivatives are generally hybrid instruments which are excluded from regulation under the CEA and the rules thereunder, so that the Portfolio will not be considered a “commodity pool.” Additionally, from time to time the Portfolio may invest in other hybrid instruments that do not qualify for exemption from regulation under the CEA.
LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.
NON-DIVERSIFICATION. The Portfolio is classified as a non-diversified investment portfolio under the 1940 Act. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Portfolios, therefore, may entail greater risk than would exist in a diversified investment portfolio because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Portfolio will have a greater impact on the total value of the Portfolio than would be the case if the Portfolio was diversified among more issuers. Each of the Portfolios intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). This undertaking requires that at the end of each quarter of each Portfolio’s taxable year, with regard to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer; beyond that, no more than 25% of its total assets are invested in the securities of a single issuer.
INDEX INVESTING
A portion of the assets of the Portfolio may at times be committed to investing assets in a manner that replicates the composition of an appropriate benchmark index. At times, subsets of these indices may also be used as a basis for selecting securities for such a portion of the Portfolio. This passive investment style would differ from the active management investment techniques used with respect to the Portfolio’s other assets. Rather than relying upon fundamental research, economic analysis and investment judgment, this approach uses automated statistical analytic procedures that seek to track the performance of a selected stock index.

INVESTMENT RESTRICTIONS
In addition to the investment objectives and policies of the Portfolio, it is subject to certain investment restrictions both in accordance with various provisions of the Investment Company Act and guidelines adopted by the Board. These investment restrictions are summarized below. The following investment restrictions (1 though 9) are fundamental and cannot be changed with respect to the Portfolio without the affirmative vote of a majority of the Portfolio’s outstanding voting securities as defined in the Investment Company Act.
THE PORTFOLIO MAY NOT:
1.	Purchase the securities of any issuer, if as a result of such purchase, more than 5% of the total assets of the Portfolio would be invested in the securities of that issuer, or purchase any security if, as a result of such purchase, the Portfolio would hold more than 10% of the outstanding voting securities of an issuer, provided that up to 25% of the value of the Portfolio’s assets may be invested without regard to this limitation, and provided further that this restriction shall not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements secured by such obligations, or securities issued by other investment companies.
2.	Borrow money, except that the Portfolio (i) may borrow amounts, taken in the aggregate, equal to up to 5% of its total assets, from banks for temporary purposes (but not for leveraging or investment) and (ii) may engage in reverse repurchase agreements for any purpose, provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the Portfolio’s total assets (including the amount borrowed) less liabilities (other than borrowings).
3.	Mortgage, pledge or hypothecate any of its assets except in connection with any permitted borrowing, provided that this restriction does not prohibit escrow, collateral or margin arrangements in connection with the Portfolio’s permitted use of options, futures contracts and similar derivative financial instruments described in the Trust’s Prospectuses.
4.	Issue senior securities, as defined in the Investment Company Act, provided that this restriction shall not be deemed to prohibit a Portfolio from making any permitted borrowing, mortgage or pledge, and provided further that the permitted use of options, futures contracts, forward contracts and similar derivative financial instruments described in the Trust’s Prospectuses shall not constitute issuance of a senior security.
5.	Underwrite securities issued by others, provided that this restriction shall not be violated in the event that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.
6.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, provided that this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.
7.	Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments, except to the extent the Portfolio may do so as described in the Portfolio’s Prospectus and Statement of Additional Information and provided that the Portfolio may purchase and sell futures contracts relating to financial instruments and currencies and related options in the manner described in the Trust’s Prospectuses.
8.	Make loans to others, provided that this restriction shall not be construed to limit (a) purchases of debt securities or repurchase agreements in accordance with the Portfolio’s investment objectives and policies; and (b) loans of portfolio securities in the manner described in the Trust’s Prospectuses.
9.	Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry, except commodity-related industries, provided that this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies.
The following investment restrictions reflect policies that have been adopted by the Trust, but which are not fundamental and may be changed by the Board, without shareholder vote.

10.	The Portfolio may not make short sales of securities, maintain a short position, or purchase securities on margin, provided that this restriction shall not preclude the Trust from obtaining such short-term credits as may be necessary for the clearance of purchases and sales of its portfolio securities, and provided further that this restriction will not be applied to limit the use by the Portfolio of options, futures contracts and similar derivative financial instruments in the manner described in the Trust’s Prospectuses. . For purposes of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin.
11.	The Portfolio may not invest in securities of other investment companies except as permitted under the Investment Company Act.
12.	The Portfolio may not invest more than 15% of the value of its net assets in illiquid securities (including repurchase agreements, as described under “Repurchase Agreements,” above).
13.	The Portfolio has a non-fundamental investment policy obligating such a Portfolio to commit, under normal market conditions, at least 80% of its assets in the type of investment suggested by the Portfolio’s name. For purposes of such an investment policy, “assets” includes the Portfolio’s net assets, as well as any amounts borrowed for investment purposes. The Board has adopted a policy to provide investors with notice as required by Rule 35d-1 under the Investment Company Act prior to any change in such an investment policy. As of the date of this Statement of Additional Information, that meant that any notice required to be delivered to shareholders of such Portfolios for the purpose of announcing an intended change in the non-fundamental policy listed below will be provided with at least 60 days’ notice in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: “Important Notice Regarding Change in Investment Policy.” This statement will also appear on the envelope in which such notice is delivered.
a.	The Portfolio will invest at least 80% of its assets in a portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments and other similar instruments.
An investment restriction applicable to the Portfolio shall not be deemed violated as a result of a change in the market value of an investment, the net or total assets of the Portfolio, or any other later change provided that the restriction was satisfied at the time the relevant action was taken. In order to permit the sale of its shares in certain states, the Trust may make commitments more restrictive than those described above. Should the Trust determine that any such commitment may no longer be appropriate, the Board will consider whether to revoke the commitment and terminate sales of its shares in the state involved.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The Trust reserves the right in its sole discretion to suspend the continued offering of the Trust’s shares and to reject purchase orders in whole or in part when in the judgment of the Board such action is in the best interest of the Trust. Payments to shareholders for shares of the Trust redeemed directly from the Trust will be made as promptly as possible but no later than seven days after receipt by the Trust’s transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectuses, except that the Trust may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Trust not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Trust’s shareholders. The Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Trust’s shares by making payment in whole or in part in readily marketable securities chosen by the Trust and valued in the same way as they would be valued for purposes of computing the Portfolio’s net asset value. If such payment were made, an investor may incur brokerage costs in converting such securities to cash. The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Trust’s portfolio securities at the time of redemption or repurchase.

PORTFOLIO TRANSACTIONS AND VALUATION
PORTFOLIO TRANSACTIONS. Subject to the general supervision of the Board, the Specialist Managers are responsible for placing orders for securities transactions for the Portfolio. Securities transactions involving stocks will normally be conducted through brokerage firms entitled to receive commissions for effecting such transactions. In placing portfolio transactions, the Specialist Managers will use their best efforts to choose a broker or dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. In placing brokerage transactions, the Specialist Managers may, however, consistent with the interests of the Portfolio, select brokerage firms on the basis of the investment research, statistical and pricing services they provide to the Specialist Managers, which services may be used by the Specialist Managers in serving any of their investment advisory clients. In such cases, the Portfolio may pay a commission that is higher than the commission that another qualified broker might have charged for the same transaction, providing the Specialist Manager involved determines in good faith that such commission is reasonable in terms either of that transaction or the overall responsibility of the Specialist Manager to the Portfolio and such manager’s other investment advisory clients. Transactions involving debt securities and similar instruments are expected to occur primarily with issuers, underwriters or major dealers acting as principals. Such transactions are normally effected on a net basis and do not involve payment of brokerage commissions. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. Because the Portfolio has not yet commenced operations, no brokerage commissions have been paid by the Portfolio.
The Trust has adopted procedures pursuant to which the Portfolio is permitted to allocate brokerage transactions to affiliates of the Specialist Managers. Under such procedures, commissions paid to any such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. Several of the Trust’s Specialist Managers are affiliated with brokerage firms to which brokerage transactions may, from time to time, be allocated.
In no instance will portfolio securities be purchased from or sold to Specialist Managers, HC Capital or any affiliated person of the foregoing entities except to the extent permitted by applicable law or an order of the SEC. It is possible that at times identical securities will be acceptable for both a Portfolio of the Trust and one or more of such client accounts. In such cases, simultaneous transactions are inevitable. Purchases and sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed that the ability of a Portfolio to participate in volume transactions may produce better executions for such Portfolio.
PORTFOLIO TURNOVER. Changes may be made in the holdings of the Portfolio consistent with their respective investment objectives and policies whenever, in the judgment of the relevant Specialist Manager, such changes are believed to be in the best interests of the Portfolio. It is anticipated that the annual portfolio turnover rate for the Portfolio will exceed 100% under normal circumstances. A high rate of Portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.
The Portfolio may experience higher turnover due to the addition of a Specialist Manager to the Portfolio, a reallocation of Portfolio assets among Specialist Managers, or a replacement of one or more Specialist Managers. Additionally, the following investments may increase the Portfolio’s turnover: (a) investing in certain types of derivative instruments; or (b) investing in U.S. government securities for short periods of time while determining appropriate longer term investments for the Portfolio. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Portfolio’s securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Because the Portfolio has not commenced operations, it has no portfolio turnover rates to report.
VALUATION. The net asset value per share of the Portfolio is determined once on each Business Day as of the close of the NYSE, which is normally 4 p.m. Eastern Time, on each day the NYSE is open for trading. The Trust does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.
In valuing the Trust’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board shall determine in good faith to reflect the security’s fair value. Equity securities listed on a foreign exchange are valued at the last quoted sales price available before the time when such securities are to be valued, provided that where such securities are denominated in foreign currencies, such prices will be converted into U.S dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. All other assets of the Portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. The net asset value per share of the Portfolio is calculated as follows: All liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net asset value is divided by the number of shares outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.
When the closing price of a foreign security is not an accurate representation of value as a result of events that have occurred after the closing of the primary foreign exchange and prior to the time certain of the Portfolio’s net asset value per share is calculated (a “Significant Event”), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee. An example of a frequently occurring Significant Event is a significant movement in the U.S. equity markets. The Board may predetermine the level of such a movement that will constitute a Significant Event (a “Trigger”) and preauthorize the Trust’s Accounting Agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designated to determine a fair value for the affected securities. On a day when a Fair Value Pricing Service is so utilized, the Trust’s Pricing Committee need not meet. The Pricing Committee, however, will determine the fair value of securities affected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.
PORTFOLIO HOLDINGS. The Trust may provide information regarding the portfolio holdings of the Portfolio to its service providers where relevant to duties to be performed for the Portfolio. Such service providers include fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys. Non-standard disclosure of portfolio holdings information may also be provided to entities that provide a service to a Specialist Manager, provided that the service is related to the investment advisory services that the Specialist Manager provides to the Portfolio. Neither the Trust nor any service provider to the Trust may disclose material information about the Portfolio’s holdings to other third parties except that information about portfolio holdings may be made available to such third parties provided that the information has become public information by the filing of an annual or semi-annual report or Form N-Q by the Portfolio. In no event shall such information be disclosed for compensation.
ADDITIONAL INFORMATION ABOUT PORTFOLIO MANAGERS
Set forth below is information about those individuals (each of whom is referred to as a “portfolio manager”) who are primarily responsible for day-to-day investment decisions relating to the Portfolio. All of the portfolio managers are employees of the respective Specialist Manager and not of HC Capital.
As noted in the Prospectuses, investment in the Trust is currently limited to clients of HC Capital or a financial intermediary that has established a relationship with HC Capital. Accordingly, unless otherwise noted, none of the portfolio managers owns any shares of the Portfolio of the Trust for which they are responsible.
The tables and text below disclose information about other accounts managed, compensation, and potential conflicts of interest. All information is as of June 30, 2009.
It should be noted that there are certain potential conflicts of interest which are generally applicable the Specialist Managers. The conflicts arise from managing multiple accounts and include conflicts among investment strategies, conflicts in the allocation of investment opportunities and conflicts due to the differing assets levels or fee schedules of various accounts.
Pacific Management Investment Company LLC (“PIMCO”). PIMCO serves as a Specialist Manager for the Portfolio. PIMCO is a subsidiary of Allianz Global Investors of America, L.P. The address of PIMCO’s U.S. headquarters is at 840 Newport Center Drive, Newport Beach, CA 92660. PIMCO is a majority owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global Investors”) with a minority interest held by PIMCO Partners, LLC, a California limited liability company. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. Through various holding company structures, Allianz Global Investors is majority owned by Allianz SE.
Mihir Worah is primarily responsible for the day-to-day management of the assets of the Portfolio. Mr. Worah also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL*
The table below represents the assets and accounts where Mihir Worah and Nicholas Johnson serve as primary portfolio manager.

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Mihir Worah	21	$35.53 billion	12	$2.30 billion	62	$20.69 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Mihir Worah	0	$0	0	$0	12	$3.47 billion
CONFLICTS OF INTEREST. From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the funds, track the same index a fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the funds. The other accounts might also have different investment objectives or strategies than the funds.
Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a fund. Because of their positions with the funds, the portfolio managers know the size, timing and possible market impact of a fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a fund.
Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.
Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the funds and certain pooled investment vehicles, including investment opportunity allocation issues.
Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the funds and such other accounts on a fair and equitable basis over time.

COMPENSATION. PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.
Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.
In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:
•	3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the funds) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.
A portfolio manager’s compensation is not based directly on the performance of any fund or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.
Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.
Key employees of PIMCO, including certain Managing Directors, Executive Vice Presidents, and Senior Vice Presidents, are eligible to participate in the PIMCO Class M Unit Equity Participation Plan, a long-term equity plan. The Class M Unit Equity Participation Plan grants options on PIMCO equity that vest in years three, four and five. Upon vesting, the options will convert into PIMCO M Units, which are non-voting common equity of PIMCO. M Units pay out quarterly distributions equal to a pro-rata share of PIMCO’s net profits. There is no assured liquidity and they may remain outstanding perpetually.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.
Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (currently known as Allianz SE) (“Allianz”). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.
Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.
Wellington Management Company, LLP (“Wellington Management”) serves as a Specialist Manager for the Portfolio. Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, MA 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion* in assets.

*	The firm-wide asset totals do not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve.
Jay Bhutani, David A. Chang, CFA and Gregory J. LeBlanc, CFA are primarily responsible for the day-to-day management of the assets of the Portfolio. These individuals also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities, as of October 31, 2009, is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Jay Bhutani	5	$21.14 million	18	$456.78 million	78	$2.18 billion
David A. Chang, CFA	0	$0	9	$2.63 billion	5	$141. 35 million
Gregory J. LeBlanc, CFA	0	$0	13	$9.97 billion	13	$242.98 million
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Jay Bhutani	0	$0	1	$424.83 million	0	$0
David A. Chang, CFA	0	$0	0	$0	0	$0
Gregory J. LeBlanc, CFA	0	$0	2	$1.77 billion	0	$0
CONFLICTS OF INTERESTS. Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Portfolio’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Portfolio (“Portfolio Managers”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Portfolio. The Portfolio Managers make investment decisions for each account, including the Portfolio, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Portfolio and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Portfolio.
A Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Portfolio, or make investment decisions that are similar to those made for the Portfolio, both of which have the potential to adversely impact the Portfolio depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the Portfolio and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Portfolio’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Portfolio. Mr. LeBlanc also manages hedge funds, which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Portfolio Managers are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Portfolio Manager. Finally, the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.
COMPENSATION. Wellington Management receives a fee based on the assets under management of the Portfolio as set forth in the Portfolio Management Agreement between Wellington Management and The HC Capital Trust on behalf of the Portfolio. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Portfolio. The following information is as of November 30, 2009.
Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Portfolio’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Portfolio (“Portfolio Managers”) includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner of Wellington Management is determined by the Managing Partners of the firm. A partner’s base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for the other Portfolio Managers are determined by the Portfolio Managers’ experience and performance in their roles as Portfolio Managers. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of a Portfolio Manager‘s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Portfolio managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. Each Portfolio Manager’s incentive payment relating to the Portfolio is linked to the gross pre-tax performance of the portion of the Portfolio managed by the Portfolio Manager compared to the respective index of that portion. For the subsidiary/commodities portfolio the Portfolio Managers will be compared to the S&P GSCI Commodity Index (Equal Sector Weight) over one and three year periods, with an emphasis on three year results; for the Global Natural Resources Portfolio the comparison will be made against a Custom Benchmark comprised of the following MSCI World Sector Indexes: 60% MSCI World Energy sources and equipment and services/30% MSCI World Metals and Mining/10% MSCI World Forest Products and Paper. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Portfolio Managers, including accounts with performance fees.
Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mr. LeBlanc is a partner of the firm.
DIVIDENDS, DISTRIBUTIONS AND TAXES
DIVIDENDS AND DISTRIBUTIONS. As noted in the Prospectuses, the Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any. The Portfolio will declare and distribute dividends from net investment income on a quarterly basis. The Trust expects to distribute any undistributed net investment income and capital gains for the 12-month period ended each October 31, on or about December 31 of each year.
TAX INFORMATION. The following summarizes certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisor with specific reference to their own tax situations.
The discussions of the federal tax consequences in the Prospectus and this Additional Statement are based on the Internal Revenue Code and the laws and regulations issued thereunder as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.
TAX TREATMENT OF THE PORTFOLIOS. Each Portfolio of the Trust will be treated as a separate corporate entity under the Code, and intends to qualify and continue to qualify as a regulated investment company. For the Portfolio to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code, at the end of each quarter of its taxable year: (i) at least 50% of the market value of the Portfolio’s total assets will be invested in cash, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of its total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets will be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies). In addition the Portfolio must satisfy certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of the Portfolio must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Portfolio’s business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Portfolio’s principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by the Portfolio from a partnership or trust is treated as derived with respect to the Portfolio’s business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Portfolio in the same manner as by the partnership or trust.
A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute with respect to each calendar year at least 98% of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) and any remaining undistributed such items from prior years. The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.
If for any taxable year the Portfolio does not qualify for federal tax treatment as a regulated investment company, all of the Portfolio’s net taxable investment income will be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on Municipal Securities) would be taxable to the Portfolio’s shareholders to the extent of the Portfolio’s current and accumulated earnings and profits.

Although the Portfolio expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities.
TAX MATTERS RELATING TO THE USE OF CERTAIN HEDGING INSTRUMENTS AND FOREIGN INVESTMENTS. The Portfolio may write, purchase or sell certain options, futures and foreign currency contracts. Such transactions are subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. Unless the Portfolio is eligible to make, and makes, a special election, any such contract that is a “Section 1256 contract” will be “marked-to-market” for Federal income tax purposes at the end of each taxable year, i.e., each contract will be treated for tax purposes as though it had been sold for its fair market value on the last day of the taxable year. In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in Section 1256 contracts will be 60% long term and 40% short term capital gain or loss. Additionally, Section 1092 of the Code, which applies to certain “straddles,” may affect the tax treatment of income derived by the Portfolio from transactions in option, futures and foreign currency contracts. In particular, under this provision, the Portfolio may, for tax purposes, be required to postpone recognition of losses incurred in certain closing transactions. Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing, and character of income, gain or loss recognized by the Trust.
Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables, and foreign currency options and futures contracts (other than options, futures, and foreign currency contracts that are governed by the mark-to-market and 60%-40% rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss.
Under the Code, dividends or gains derived by the Portfolio from any investment in a “passive foreign investment company” or “PFIC” — a foreign corporation 75% or more of the gross income of which consists of interest, dividends, royalties, rents, annuities or other “passive income” or 50% or more of the assets of which produce “passive income” — may subject the Portfolio to U.S. federal income tax even with respect to income distributed by the Portfolio to its shareholders. In order to address the tax consequences described above, the Portfolio will report investments in PFICs, or will elect mark-to-market or flow-through treatment for PFIC investments which will in many cases require the Portfolio to recognize ordinary income each year with respect to those investments.
The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by the Portfolio, and investments in PFICs, are complex and, in some cases, uncertain. Such transactions and investments may cause the Portfolio to recognize taxable income prior to the receipt of cash, thereby requiring the Portfolio to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax.
TAX TREATMENT OF COMMODITY-LINKED STRUCTURED NOTES. The status of commodity-linked structured notes under tests to qualify as a RIC under the Code is not certain. As described above, in order to qualify for the special tax treatment accorded RICs and their shareholders, the Fund must, among other things, derive at least 90% of its income from certain specified sources (“qualifying income”). Qualifying income includes (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships,” as defined above. The Fund intends to seek a private letter ruling from the IRS confirming that the income and gain arising from certain types of commodity-linked notes in which the Fund invests constitute “qualifying income” under the Code. If the commodity-linked instruments in which the Fund invests are not regarded as producing qualifying income, then the Fund may fail to qualify as a RIC. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its ordinary income and capital gains at regular corporate rates (without a deduction for distributions to shareholders) which will reduce net asset value per share. When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits.
TAX TREATMENT OF SHARES OF THE SUBSIDIARY. Certain income from commodity-linked swaps and certain other commodity-linked derivatives does not constitute qualifying income, meaning that the Fund may not receive more than 10% of its gross income from direct investments in such instruments. However, the Fund intends to seek a private letter ruling from the IRS confirming that income derived from the Fund’s investment in the Subsidiary will constitute qualifying income to the Fund. If income derived from the Fund’s investment in its Subsidiary were not considered to be qualifying income, the Fund may fail to qualify as a RIC.

In addition, to qualify for the special tax treatment accorded RICs and their shareholders, the Fund must satisfy several diversification requirements, including the requirement that not more than 25% of the value of the Fund’s total assets may be invested in the securities (other than those of the US government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses. Therefore, the Fund may not invest any more than 25% of the value of its assets in the Subsidiary. Absent this diversification requirement, the Fund would be permitted to invest more than 25% of the value of its assets in the Subsidiary.
The Subsidiary will be treated as a controlled foreign corporation (“CFC”). The Portfolio will be treated as a “U.S. Shareholder” of the Subsidiary. As a result, the Portfolio will be required to include in gross income for U.S. federal income tax purposes all of its Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income will be “subpart F income.” The Portfolio’s recognition of the Subsidiary’s “subpart F income” will increase such Portfolio’s tax basis in its Subsidiary. Distributions by the Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in its Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISOR REGARDING ANY UNITED STATES FEDERAL TAX CONSEQUENCES OF HOLDING SHARES IN THE PORTFOLIOS IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES AS WELL AS ANY FOREIGN, STATE AND LOCAL, WITHHOLDING OR OTHER TAX CONSEQUENCES THAT MAY ARISE AS A RESULT OF HOLDING SHARES IN A PORTFOLIO.

HISTORY OF THE TRUST AND OTHER INFORMATION
The Trust was organized as a Delaware statutory trust on December 15, 1994, and is registered with the SEC as an open-end, series, management investment company. The Trust currently offers shares of seventeen investment portfolios, each with a different objective and differing investment policies. Each Portfolio except, The Real Estate Securities Portfolio, The Commodity Related Securities Portfolio and The Short-Term Municipal Bond Portfolio is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may organize additional investment portfolios in the future. The Trust is authorized to issue an unlimited number of shares, each with a par value of $.001. Under the Trust’s Amended and Restated Declaration of Trust, the Board has the power to classify or reclassify any unissued shares from time to time, and to increase the number of authorized shares. Each share of the respective Portfolios represents an equal proportionate interest in that Portfolio. Each share is entitled to one vote for the election of Trustees and any other matter submitted to a shareholder vote. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the Trustees. Shares of the Trust do not have preemptive or conversion rights and, when issued for payment as described in the Prospectuses, shares of the Trust will be fully paid and non-assessable.
The Trust is authorized to issue two classes of shares in each of its Portfolios. HC Strategic shares and HC Advisors shares have identical rights and preferences. The differences between the two classes is that each has established a separate CUSIP number, which aids those investment managers whose clients purchase shares of the Trust in tracking information relating to their clients’ accounts, and the HC Advisors shares have servicing fees not applicable to the HC Strategic shares.
As a Delaware statutory trust, the Trust is not required, and currently does not intend, to hold annual meetings of shareholders except as required by the Investment Company Act or other applicable law. The Investment Company Act requires initial shareholder approval of each of the investment advisory agreements, election of Trustees and, if the Trust holds an annual meeting, ratification of the Board’s selection of the Trust’s independent registered public accounting firm. Under certain circumstances, the law provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more Trustees. To the extent required by law, the Trust will assist in shareholder communications in such matters.
PRINCIPAL SECURITY HOLDERS. As of the date of this Statement of Additional Information the Portfolio had not yet commenced operations. Accordingly, there were no persons that held, as of record or beneficially, 5% or more of shares of the Portfolio. HC Capital may be deemed to have, or share, investment and/or voting power with respect to more than 50% of the shares of the Trust’s Portfolios, with respect to which shares HC Capital disclaims beneficial ownership.
POTENTIAL CONFLICTS OF INTEREST. The Trust, HC Capital and the Specialist Manager, as well as the Trust’s principal underwriter, have adopted codes of ethics (each, a “17j-1 Code”) under Rule 17j-1 under the Investment Company Act. The 17j-1 Code adopted by each of these entities governs the manner and extent to which certain persons associated with that entity may invest in securities for their own accounts (including securities that may be purchased or held by the Trust). The 17j-1 Codes are on public file with, and are available from, the SEC’s Public Reference Room in Washington, D.C.
PROXY VOTING
The Trust has adopted Proxy Voting Policies and Procedures (the “Policy”) in accordance with Rule 30b1-4 under the Investment Company Act. The Policy is predicated on the notion that decisions with respect to proxy voting are an integral part of the investment management process and that the voting of proxies is an integral part of the services provided to the Portfolio by the Specialist Managers. Accordingly, the Policy delegates to the Specialist Managers the responsibility for voting proxies received by the respective Portfolios in a manner that is designed to maximize the value of the shareholders’ interest. The following table provides a summary of the proxy voting policies and procedures adopted by each such Specialist Manager.
It is qualified by the full policy of each Specialist Manager, each of which is available upon request. Information on how the Portfolios voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009 is available (1) without charge, upon request, by calling 1-800-242-9596, and (2) on the SEC’s website at http://www.sec.gov.

Pacific Management Investment Company LLC (“PIMCO”)
Pacific Investment Management Company LLC (“PIMCO”) has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. PIMCO has implemented the Proxy Policy for each of its clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, the Proxy Policy also applies to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.
The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.
PIMCO will supervise and periodically review its proxy voting activities and implementation of the Proxy Policy. PIMCO will review each proxy to determine whether there may be a material conflict between PIMCO and its client. If no conflict exists, the proxy will be forwarded to the appropriate portfolio manager for consideration. If a conflict does exist, PIMCO will seek to resolve any such conflict in accordance with the Proxy Policy. PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client’s best interest by pursuing any one of the following courses of action: (i) convening a committee to assess and resolve the conflict; (ii) voting in accordance with the instructions of the client; (iii) voting in accordance with the recommendation of an independent third-party service provider; (iv) suggesting that the client engage another party to determine how the proxy should be voted; (v) delegating the vote to a third-party service provider; or (vi) voting in accordance with the factors discussed in the Proxy Policy.
Clients may obtain a copy of PIMCO’s written Proxy Policy and the factors that PIMCO may consider in determining how to vote a client’s proxy. Except as required by law, PIMCO will not disclose to third parties how it voted on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients, how PIMCO voted such client’s proxy. In addition, a client may obtain copies of PIMCO’s Proxy Policy and information as to how its proxies have been voted by contacting PIMCO.
Wellington Management Company, LLP (“Wellington Management”)
The funds for which Wellington Management serves as sub-adviser have granted to Wellington Management the authority to vote proxies on their behalf with respect to the assets managed by Wellington Management. Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Global Proxy Policies and Procedures. Wellington Management’s Corporate Governance Committee is responsible for the review and oversight of the firm’s Global Proxy Policies and Procedures. The Corporate Governance Group within Wellington Management’s Investment Services Department is responsible for the day-to-day administration of the proxy voting process. Although Wellington Management may utilize the services of various external resources in analyzing proxy issues and has established its own Global Proxy Voting Guidelines setting forth general guidelines for voting proxies, Wellington Management personnel analyze all proxies and vote proxies based on their assessment of the merits of each proposal. Each Fund’s portfolio manager has the authority to determine the final vote for securities held in the Fund, unless the portfolio manager is determined to have a material conflict of interest related to that proxy vote.
Wellington Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. Its Corporate Governance Committee sets standards for identifying materials conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of its Corporate Governance Committee or by the entire committee in some cases to resolve the conflict and direct the vote.
Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of a Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS
PricewaterhouseCoopers LLP serves as the Trust’s independent registered public accounting firm. The Trust’s financial statements as of June 30, 2009 have been audited by PricewaterhouseCoopers LLP whose address is 41 South High Street, Suite 2500, Columbus, OH, 43215. Such financial statements and accompanying report are set forth in the Trust’s Annual Report to Shareholders, which accompanies this Statement of Additional Information and is incorporated herein by reference.

RATINGS APPENDIX
RATINGS FOR CORPORATE DEBT SECURITIES
Moody’s Investors Service, Inc.
Aaa
Judged to be of the best quality; smallest degree of investment risk.
Aa
Judged to be of high quality by all standards; together with Aaa group, comprise what are generally known as “high grade bonds.”
A
Possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa
Medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for present but certain protective elements may be lacking or unreliable over time. Lacking in outstanding investment characteristics and have speculative characteristics as well.
Ba
Judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may every moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.
B
Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Standard & Poor’s Ratings Services
AAA
This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.
AA
Also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.
A
Strong capacity to pay principal and interest, although securities in this category are somewhat upper medium grade more susceptible to the adverse effects of changes in circumstances and economic conditions.
BBB
Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
BB
Bonds rated BB are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
B
Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.
The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Caa
Of poor standing, such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca
Represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C
The lowest rated class; can be regarded as having extremely poor prospects of ever attaining any real investment standing.
CCC
Bonds rated CCC have a current vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.
The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC
Bonds rated CC have a current high vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.
The rating CC is also applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C
The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
CI
Reserved for income bonds on which no interest is being paid.
D
In payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

RATINGS FOR MUNICIPAL SECURITIES
The following summarizes the two highest ratings used by Standard & Poor’s Ratings Services for short term municipal notes:
     SP-1 — Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a (+) designation.
     SP-2 — Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.
The following summarizes the two highest ratings used by Moody’s Investors Service, Inc. for short term notes:
     MIG-1 — Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
     MIG-1 — Obligations bearing these designations are of the high quality, with margins of protection ample although not so large as in the preceding group.
RATINGS FOR COMMERCIAL PAPER
The following summarizes the two highest ratings used by Standard & Poor’s Ratings Services for commercial paper:
     Commercial Paper rated A-1 by Standard & Poor’s Corporation indicated that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.
The following summarizes the two highest ratings used by Moody’s Investors Service, Inc. for commercial paper:
     The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Part C: OTHER INFORMATION
Item 28. Exhibits
(a)	(1)	Certificate of Trust filed on December 15, 1994 with the Secretary of State of Delaware. (Incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on January 2, 1998.)

	(2)	Amended and Restated Declaration and Agreement of Trust (as amended March 8, 2010). (Incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on March 12, 2010.)
(b)	Amended Bylaws of the Trust (as amended November 9, 1995, July 15, 1999, April 14, 2000, December 10, 2008 and March 8, 2010). (Incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on March 12, 2010.)

(c)	[instruments defining right of security holders] (All relevant provisions included in Exhibit (a), as referenced above.)

(d)	Investment Advisory Agreements
(1)	(a)	Advisory Agreement, dated January 5, 2007, between the Trust and Hirtle, Callaghan & Co., LLC (formerly, Hirtle, Callaghan & Co, Inc.). (Incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

	(b)	Amendment, dated March 11, 2008, to Advisory Agreement dated January 5, 2007 between the Trust and Hirtle, Callaghan & Co., LLC (formerly, Hirtle, Callaghan & Co, Inc.). ( Incorporated herein by reference to Exhibit (d)(1)(b) of Post- Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

	(c)	Amendment, dated August 1, 2008, to the Advisory Agreement dated January 5, 2007 between the Trust and Hirtle, Callaghan & Co., LLC (formerly, Hirtle, Callaghan & Co, Inc.). (Incorporated herein by reference to Exhibit (d)(1)(c) of Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on August 11, 2008.)

	(d)	Advisory Agreement dated June 30, 2008 between the Trust and Hirtle, Callaghan & Co., LLC ( formerly, Hirtle, Callaghan & Co, Inc.) related to The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio. (Incorporated herein by reference to Exhibit (d)(1)( d) of Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on August 11, 2008.)

	(e)	Amendment, dated August 1, 2008, to the Advisory Agreement dated June 30, 2008 between the Trust and Hirtle, Callaghan & Co., LLC (formerly, Hirtle, Callaghan & Co, Inc.). (Incorporated herein by reference to Exhibit (d)(1)(e) of

Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on August 11, 2008.)

(f)	Revised Schedule A, dated December 10, 2009, to the Advisory Agreement dated June 30, 2008 between the Trust and Hirtle, Callaghan & Co., LLC (formerly, Hirtle, Callaghan & Co, Inc.). (Incorporated herein by reference to Exhibit (d)(1)(f) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)
(2)	Portfolio Management Agreement, dated September 15, 2006, between the Trust and Institutional Capital LLC related to The Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)
(3)	(a)	Portfolio Management Contract, dated July 27, 2001, between the Trust and SSgA Funds Management, Inc. related to The Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(3)(a) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)
(b)	Amendment, dated October 3, 2003, to the Portfolio Management Contract between the Trust and SSgA Funds Management, Inc. related to The Value Equity Portfolio, dated July 27, 2001. (Incorporated herein by reference to Exhibit (d)(3)(b) of Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)
(4)	(a)	Portfolio Management Contract, dated July 27, 2001,between the Trust and SSgA Funds Management, Inc. related to The Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(4)(a) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)
(b)	Amendment, dated October 3, 2003, to the Portfolio Management Contract between the Trust and SSgA Funds Management, Inc. related to The Growth Equity Portfolio, dated July 27, 2001. (Incorporated herein by reference to Exhibit (d)(4)(b) of Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)
(5)	(a)	Portfolio Management Contract, dated July 27, 1995 between the Trust and Jennison Associates LLC related to The Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(5)(a) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)
(b)	Amendment, dated September 1, 2003, to Portfolio Management Contract between the Trust and Jennison Associates LLC related to The Growth Equity Portfolio, dated July 27, 1995. (Incorporated herein by reference to Exhibit (d)(5)(b) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(c)	Amendment, dated November 1, 2004, to Portfolio Management Contract between the Trust and Jennison Associates LLC related to The Growth Equity

Portfolio, dated July 27, 1995. (Incorporated herein by reference to Exhibit (d)(5)(c) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)
(6)	(a)	Portfolio Management Contract, dated December 16, 1999, between the Trust and Frontier Capital Management LLC. related to The Small Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on June 23, 2000.)
(b)	Amendment, dated September 1, 2003, to the Portfolio Management Contract between the Trust and Frontier Capital Management LLC. related to The Small Capitalization Equity Portfolio, dated December 16, 1999. (Incorporated herein by reference to Exhibit (d)(6)(b) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)
(7)	Portfolio Management Contract, dated July 1, 2008, between the Trust and Sterling Johnston Capital Management, Inc. related to The Small Capitalization Equity Portfolio. (Incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission on June 27, 2008.)

(8)	Portfolio Management Contract, dated July 1, 2008, between the Trust and Capital Guardian Trust Company related to The International Equity Portfolio. (Incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission on June 27, 2008.)

(9)	Portfolio Management Contract, dated July 1, 2008, between the Trust and Artisan Partners Limited Partnership related to The International Equity Portfolio. (Incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission on June 27, 2008.)

(10)	Portfolio Management Contract, dated November 30, 2005, between the Trust and Aberdeen Asset Management, Inc. (formerly Deutsche Asset Management, Inc. and Morgan Grenfell Capital Management Inc.) related to The Fixed Income Portfolio. (Incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

(11)	Portfolio Management Agreement, dated November 28, 2006, between BlackRock Financial Management, Inc. and the Trust related to The Fixed Income II Portfolio. (Incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(12)	Portfolio Management Contract, dated April 30, 2007, between the Trust and Seix Investment Advisors LLC (formerly, Seix Advisors) related to The Fixed Income Opportunity Portfolio. (Incorporated herein by reference to Exhibit (d)(13) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(13)	Portfolio Management Contract, dated July 1, 2008, between the Trust and Mellon Capital Management Corporation (formerly, Franklin Portfolio Associates LLC) related to The Small Capitalization Equity Portfolio. (Incorporated by reference to Exhibit

(d)(15) of Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission on June 27, 2008.)

(14)	Portfolio Management Contract, dated July 1, 2008, between the Trust and IronBridge Capital Management LLC related to The Small Capitalization Equity Portfolio. (Incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission on June 27, 2008.)

(15)	Portfolio Management Contract, dated February 28. 2006, between the Trust and Breckinridge Capital Advisors, Inc. related to The Short-Term Municipal Bond Portfolio. (Incorporated by reference to Exhibit (d)(18)(b) of Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

(16)	Portfolio Management Contract, dated May 22, 2006, between the Trust and Sustainable Growth Advisers, L.P. related to The Growth Equity Portfolio. (Incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

(17)	Portfolio Management Contract, dated May 22, 2006, between Causeway Capital Management, LLC related to The International Equity Portfolio. (Incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

(18)	Portfolio Management Agreement, dated June 30, 2008, between the Trust and Institutional Capital LLC related to The Institutional Value Equity Portfolio. (Incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(19)	Portfolio Management Contract, dated June 30, 2008, between the Trust and SSgA Funds Management, Inc. related to The Institutional Value Equity. (Incorporated by reference to Exhibit (d)(22) of Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(20)	Portfolio Management Contract, dated June 30, 2008, between the Trust and SSgA Funds Management, Inc. related to The Institutional Growth Equity Portfolio. (Incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(21)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Jennison Associates LLC related to The Institutional Growth Equity Portfolio. (Incorporated by reference to Exhibit (d)(24) of Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(22)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Sustainable Growth Advisers, L.P. related to The Institutional Growth Equity Portfolio. (Incorporated by reference to Exhibit (d)(26) of Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(23)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Frontier Capital Management Company, LLC related to The Institutional Small Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(27) of Post-Effective

Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)
(24)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Sterling Johnston Capital Management, L.P. related to The Institutional Small Capitalization Equity Portfolio. (Incorporated by reference to Exhibit (d)(29) of Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(25)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Mellon Capital Management Corporation (formerly, Franklin Portfolio Associates LLC) related to The Institutional Small Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(26)	Portfolio Management Contract, dated June 30, 2008, between the Trust and IronBridge Capital Management LP related to The Institutional Small Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(27)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Capital Guardian Trust Company related to The Institutional International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(28)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Artisan Partners Limited Partnership related to The Institutional International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(29)	Portfolio Management Contract, dated August 13, 2008, between the Trust and Causeway Capital Management LLC related to The Institutional International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(30)	Portfolio Management Agreement, dated January 7, 2009, between the Trust and Wellington Management Company, LLP related to The Real Estate Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(31)	Portfolio Management Agreement, dated December 5, 2008, between the Trust and AllianceBernstein L.P. related to The Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(32)	Portfolio Management Agreement, dated December 5, 2008, between the Trust and AllianceBernstein L.P. with respect to The Institutional Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(33)	Portfolio Management Agreement, dated December 23, 2008, between the Trust and Pacific Investment Management Company Inc. with respect to The Institutional Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(34)	Portfolio Management Agreement, dated December 23, 2008, between the Trust and Pacific Investment Management Company Inc. with respect to The Institutional Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(35)	Portfolio Management Agreement, dated February 11, 2009, between the Trust and Standish Mellon Asset Management Company with respect to The Intermediate Term Municipal Bond Portfolio. (Incorporated herein by reference to Exhibit (d)(39) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(36)	Portfolio Management Agreement, dated August 28, 2009, between the Trust and SSgA Funds Management, Inc. with respect to The Small Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(40) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(37)	Portfolio Management Agreement, dated August 28, 2009, between the Trust and Pzena Investment Management, LLC with respect to The Small Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(38)	Portfolio Management Agreement, dated August 28, 2009, between the Trust and SSgA Funds Management, Inc. with respect to The Institutional Small Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(39)	Portfolio Management Agreement, dated August 28, 2009, between the Trust and Pzena Investment Management, LLC with respect to The Institutional Small Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(43) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(40)	Portfolio Management Agreement, dated November 18, 2009, between the Trust and SSgA Funds Management, Inc. related to The Emerging Markets Portfolio. (Incorporated herein by reference to Exhibit (d)(40) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(41)	Portfolio Management Agreement, dated November 18, 2009, between the Trust and SSgA Funds Management, Inc. related to The Emerging Markets Portfolio. (Incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(42)	Portfolio Management Agreement, dated November 18, 2009, between the Trust and SSgA Funds Management, Inc. related to The Institutional International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(43)	Portfolio Management Agreement, dated November 18, 2009, between the Trust and The Boston Company Asset Management LLC related to The Emerging Markets Portfolio. (Incorporated herein by reference to Exhibit (d)(43) of Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on March 12, 2010.).

(44)	Portfolio Management Agreement, dated December 18, 2009, between the Trust and SSgA Funds Management, Inc. related to The International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(44) of Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on January 13, 2010.)

(45)	Form of Portfolio Management Agreement between the Trust and Pacific Investment Management Company. LLC related to The Fixed Income Opportunity Portfolio. (Incorporated herein by reference to Exhibit (d)(45) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(46)	Form of Portfolio Management Agreement between the Trust and Pacific Investment Management Company LLC related to The Commodity Related Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(46) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(47)	Form of Portfolio Management Agreement between the Trust and Wellington Management Company, LLP related to The Commodity Related Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(48)	Form of Portfolio Management Agreement between the Trust and Wellington Management Company, LLP related to The Commodity Related Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(48) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(49)	Form of Portfolio Management Agreement between the Trust and SSgA Funds Management, Inc. related to The Commodity Related Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(49) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(50)	Form of Portfolio Management Agreement between the Trust and SSgA Funds Management, Inc. related to The Commodity Related Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(50) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(51)	Form of Portfolio Management Agreement between the Trust and Breckinridge Capital Advisors, Inc. related to The Intermediate Term Municipal Bond II Portfolio. (Incorporated herein by reference to Exhibit (d)(51) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(e)	Distribution Agreement, dated April 1, 2009, between Unified Financial Securities, Inc. (Incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(f)	[bonus, pension and profit-sharing plans] Not Applicable.
(g)	(1)(a)	Custodian Agreement, dated February, 2006 between State Street Bank and Trust Company and the Trust. (Incorporated herein by reference to Exhibit (g)(a) of Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

	(1)(b)	Foreign Custody Manager Delegation Agreement , dated July 2, 2001, between Bankers Trust Company and the Trust. (Incorporated herein by reference to Exhibit (g)(b) of Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

	(1)(c)	Revised Schedule D, dated December 10, 2009, to the Custodian Agreement dated February, 2006, between State Street Bank and Trust Company and the Trust. (Incorporated herein by reference to Exhibit (g)(1)(c) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)
(h)	Other Material Contracts
(1)(a)	Administration Agreement, dated as of January 1, 2003 between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust. (Incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on October 28, 2003.)

(1)(b)	Amendment dated January 1, 2005 to Administration Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(1)(b) of Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on November 1, 2005.)

(1)(c)	Amendment dated December 14, 2005 to Administration Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(1)(c) of Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

(1)(d)	Amendment dated January 16, 2007 to Administration Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(1)(d) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(2)(a)	Fund Accounting Agreement, dated as of January 1, 2003, between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust. (Incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on October 28, 2003.)

(2)(b)	Amendment dated January 1, 2005 to Fund Accounting Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(2)(b) of Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on November 1, 2005.)

(2)(c)	Amendment dated December 14, 2005 to Fund Accounting Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(2)(c) of Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

(2)(d)	Amendment dated January 16, 2007 to Fund Accounting Agreement between B Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(2)(d) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(2)(e)	Revised Schedule A, dated December 10, 2009, to the Fund Accounting Agreement, dated as of January 1, 2003, between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust. (Incorporated herein by reference to Exhibit (h)(2)(e) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(3)(a)	Transfer Agency Agreement, dated as of January 1, 2003, between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust. (Incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on October 28, 2003.)

(3)(b)	Amendment dated January 1, 2005 to Transfer Agent Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(3)(b) of Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on November 1, 2005.)

(3)(c)	Amendment dated December 14, 2005 to Transfer Agent Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(3)(c) of Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

(3)(d)	Amendment dated January 16, 2007 to Transfer Agency Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(3)(d) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(3)(e)	Revised Schedule A, dated December 10, 2009, to the Transfer Agency Agreement dated as of January 1, 2003, between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc. ) and the Trust. (Incorporated herein by reference to Exhibit

(h)(3)(e) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(4)	Reserved

(5)(a)	Compliance Services Agreement, dated September 14, 2004, between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and The Hirtle Callaghan Trust. (Incorporated herein by reference to Exhibit (h)(5)(a) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(5)(b)	Amendment, dated April 29, 2005, to the Compliance Services Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated September 14, 2004. (Incorporated herein by reference to Exhibit (h)(5)(b) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(5)(c)	Amendment, dated December 27, 2005, to the Compliance Services Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated September 14, 2004. (Incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

(5)(d)	Amendment, dated July 1, 2007, to the Compliance Services Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(5)(c) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(6)(a)	Compliance Services Agreement between the Trust and Alaric Compliance Services LLC dated January 1, 2009. (Incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(6)(b)	Revised Schedule A, dated December 10, 2009, to the Compliance Services Agreement between the Trust and Alaric Compliance Services LLC dated January 1, 2009. (Incorporated herein by reference to Exhibit (h)(6)(b) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(6)(c)	Amendment, dated January 1, 2010, to the Compliance Letter Agreement between the Trust and Alaric Compliance Services LLC dated December 17, 2008. (Incorporated herein by reference to Exhibit (h)(6)(c) of Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on March 12, 2010.)
(i)	Opinion of Counsel. (Incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 51 filed with the Securities and Exchange Commission on March 29, 2010.)

(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)	[Omitted Financial Statements] Not Applicable.

(l)	[Agreements regarding initial capital] Not Applicable.

(m)	Rule 12b-1 plan adopted December 10, 2009. (Incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(n)	Plan pursuant to Rule 18f-3 adopted December 10, 2009. (Incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(o)	Reserved.
(p)	(1)	Revised Code of Ethics, dated June 10, 2008, adopted by Registrant. (Incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

	(2)	Revised Code of Ethics, dated December 30, 2008, adopted by Hirtle Callaghan & Co. LLC (formerly, Hirtle, Callaghan & Co. Inc.). (Incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

	(3)	Revised Code of Ethics, dated November 1, 2009, adopted by SSgA Funds Management, Inc. (Incorporated herein by reference to Exhibit (p) (3) of Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on March 12, 2010.)

	(4)	Revised Code of Ethics, dated August 3, 2009, adopted by Artisan Partners Limited Partnership. (Incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

	(5)	Revised Code of Ethics, dated May, 2005, adopted by Frontier Capital Management Company LLC. (Incorporated herein by reference to Exhibit (p)(7) of Post- Effective Amendment No. 28 filed with the Securities and Exchange Commission on February 27, 2006.)

	(6)	Code of Ethics, dated November 1, 2006, adopted by Institutional Capital LLC. (Incorporated herein by reference to Exhibit (p)(9) to Post-Effective Amendment No .. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

	(7)	Revised Code of Ethics, dated February 1, 2005, adopted by BlackRock Advisors, Inc. (Incorporated herein by reference to Exhibit (p)(11) of Post- Effective Amendment No. 28 filed with the Securities and Exchange Commission on February 27, 2006.)

	(8)	Revised Code of Ethics, dated September 29, 2009 adopted by Sterling Johnston Capital Management, Inc. (Incorporated herein by reference to Exhibit (p) (8) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

	(9)	Revised Code of Ethics, dated June 24, 2009, adopted by Seix Investment Advisors LLC (formerly Seix Advisors). (Incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(10)	Revised Code of Ethics, dated November, 2007, adopted by Mellon Capital Management Corporation (formerly, Franklin Portfolio Associates LLC). (Incorporated herein by reference to Exhibit (p)(15) of Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on April 7, 2008.)

(11)	Revised Code of Ethics, dated November 2009, adopted by IronBridge Capital Management LLC. (Incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(12)	Revised Code of Ethics, dated January, 2008, adopted by Sustainable Growth Advisers, L.P. (Incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission on June 20, 2008.)

(13)	Revised Code of Ethics, dated January 24, 2006, adopted by Causeway Capital Management LLC. (Incorporated by reference to Exhibit (p)(20) of Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission on June 20, 2008.)

(14)	Revised Code of Ethics, dated October 1, 2008, adopted by Wellington Management Company LLP. (Incorporated herein by reference to Exhibit (p)(20) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(15)	Revised Code of Ethics, dated January, 2009 adopted by Breckinridge Capital Advisors, Inc. (Incorporated herein by reference to Exhibit (p)(21) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(16)	Revised Code of Ethics, dated September 30, 2009, adopted by Jennison Associates LLC. (Incorporated herein by reference to Exhibit (p)(16) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(17)	Code of Ethics, dated January 16, 2009, adopted by Pzena Investment Management, LLC. (Incorporated herein by reference to Exhibit (p)(24) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(18)	Revised Code of Ethics, dated July 21, 2009, adopted by Aberdeen Asset Management, Inc. (Incorporated herein by reference to Exhibit (p)(19) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(19)	Revised Code of Ethics, dated June, 2009, adopted by Capital Guardian Trust Company. (Incorporated herein by reference to Exhibit (p)(20) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(20)	Revised Code of Ethics, dated May 1, 2009, adopted by Pacific Investment Management Company LLC. (Incorporated herein by reference to Exhibit (p)(21) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(21)	Revised Code of Ethics, dated October, 2009, adopted by AllianceBernstein L.P .. (Incorporated herein by reference to Exhibit (p)(21) of Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on March 12, 2010.)

(22)	The Code of Conduct and Interpretive Guide, dated July, 2007, adopted by Standish Mellon Asset Management Company. (Incorporated herein by reference to Exhibit (p)(23) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(23)	The Code of Conduct and Personal Securities Trading Policy, dated November 2007, adopted by The Boston Company Asset Management LLC. (Incorporated herein by reference to Exhibit (p)(23) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)
Item 29.	Persons Controlled by or Under Common Control with the Fund

None.

Item 30.	Indemnification

Reference is made to Article VII of the Trust’s Amended and Restated and Declaration of Trust and to Article VI of the Trust’s By-Laws, which are incorporated herein by reference. Pursuant to Rule 484 under the Securities Act of 1933 (the “Act”), as amended, the Trust furnishes the following undertaking:

Insofar as indemnification for liabilities arising under the Act may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

Information relating to the business and other connections of each of the Specialist Managers listed below and each director, officer or partner of such managers, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, are hereby incorporated by reference from each such Specialist Manager’s Schedules A and D of Form ADV, as filed with the Securities and Exchange Commission, as follows:

Investment Manager	SEC File No. 801-
Artisan Partner Limited Partnership	48435
Frontier Capital Management Co.	15724
Jennison Associates LLC	5608
Institutional Capital LLC	40779
Aberdeen Asset Management, Inc. (formerly, Deutsche Asset Management, Inc. and Morgan Grenfell Asset Management)	49966
BlackRock Financial Management, Inc.	48433
SSgA Funds Management, Inc.	60103
Sterling Johnston Capital Management LLC	24483
Capital Guardian Trust Company	60145
Seix Investment Advisors LLC	68743
Mellon Capital Management Corporation (formerly, Franklin Portfolio Associates)	54328
IronBridge Capital Management, LP	57534
Breckinridge Capital Advisors, Inc.	53833
Causeway Capital Management LLC	60343
Sustainable Growth Advisors, L.P.	62151
Wellington Management Company LLP	15908
AllianceBernstein LP	56720
Pacific Investment Management Company Inc.	48187
Standish Mellon Asset Management Company	60527
Pzena Investment Management, LLC	50838
The Boston Company Asset Management LLC	6829
HC Capital Solutions, (formerly Hirtle, Callaghan & Co., LLC) (“HC Capital”) has entered into an Investment Advisory Agreement with the Trust under which HC Capital has investment discretion with regard to the assets of the Trust. Information regarding the business and other connections of HC Capital’s officers and directors, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedules A and D of HC Capital’s Form ADV, File No. 801-32688, which has been filed with the Securities and Exchange Commission.

Item 32. Principal Underwriters.
(a)	Unified Financial Securities, Inc. Registrant’s underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1)	API Funds

2)	Appleton Funds

3)	Dividend Growth Trust

4)	Dreman Contrarian Funds

5)	Huntington Funds

6)	James Advantage Funds

7)	Penn Street Fund

8)	RiverNorth Funds

9)	The Hirtle Callaghan Trust

10)	Unified Series Trust

11)	Valued Advisers Trust

(b)	The following officers of Unified Financial Securities, Inc., the Registrant’s underwriter, hold the following positions with the Registrant. Their business address is 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208.

Name	Position with Underwriter	Position with Registrant
Melissa Gallagher	President and Treasurer	None
John C. Swhear	Vice President, Chief Compliance Officer and AML Officer	None
Edward J. Kane	Vice President	None
A. Dawn Story	Vice President	None
Anna Maria Spurgin	Assistant Vice President	None
Richard A. Cheap	Secretary	None
Larry D. Case	Assistant Secretary	None
Item 33. Location of Accounts and Records.
(a)	State Street Bank and Trust Company, State Street Financial Center, One Lincoln St., Boston, Massachusetts 02111 (records relating to its function custodian.)

(b)	Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219.

(c)	Records relating to the activities of each of the Investment Managers on behalf of the indicated Portfolio are maintained as follows:

Investment Manager	Location of Accounts and Records
The International Equity Portfolio

Capital Guardian Trust Company	333 South Hope Street
Los Angeles, CA 90071

Investment Manager	Location of Accounts and Records
Artisan Partners Limited Partnership	100 Pine Street, Suite 2950
San Francisco, CA 94111

1000 North Water Street
Milwaukee, WI 53202

Causeway Capital Management LLC	11111 Santa Monica Blvd.,
Suite 1550
Los Angeles, CA 90025

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

The Small Capitalization Equity Portfolio

Frontier Capital Management	99 Summer Street
Company	Boston, MA 02110

Sterling Johnston Capital Management, Inc.	One Sansome Street, Suite 1800
San Francisco, CA 94104

Mellon Capital Management Corporation	One Boston Place, 29th Floor
(formerly, Franklin Portfolio Associates LLC)	Boston, MA 02108

IronBridge Capital Management LLC	One Parkview Plaza, Suite 600,
Oakbrook Terrace, IL 60181

Pzena Investment Management LLC	120 West 45th Street,
20th Floor
NY, NY 10036

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

The Value Equity Portfolio

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

Institutional Capital LLC	225 West Wacker
Chicago, IL 60606

AllianceBernstein L.P.	1345 Avenue of the Americas
NY, NY 10105

The Growth Equity Portfolio

Jennison Associates LLC	466 Lexington Ave.
New York, NY 10017

Investment Manager	Location of Accounts and Records
SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

Sustainable Growth Advisers, L.P.	301 Tresser Blvd., Suite 1310
Stamford, CT 06901

The Institutional International Equity Portfolio

Capital Guardian Trust Company	333 South Hope Street
Los Angeles, CA 90071

Artisan Partners Limited Partnership	100 Pine Street, Suite 2950
San Francisco, CA 94111

1000 North Water Street
Milwaukee, WI 53202

Causeway Capital Management LLC	11111 Santa Monica Blvd.,
Suite 1550
Los Angeles, CA 90025

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

The Institutional Small Capitalization Equity Portfolio

Frontier Capital Management	99 Summer Street
Company	Boston, MA 02110

Sterling Johnston Capital Management, Inc.	One Sansome Street, Suite 1800
San Francisco, CA 94104

Mellon Capital Management Corporation	One Boston Place, 29th Floor
(formerly, Franklin Portfolio Associates LLC)	Boston, MA 02108

IronBridge Capital Management LLC	One Parkview Plaza, Suite 600,
Oakbrook Terrace, IL 60181

Pzena Investment Management LLC	120 West 45th Street,
20th Floor
NY, NY 10036

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

The Institutional Value Equity Portfolio

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

Institutional Capital LLC	225 West Wacker

Investment Manager	Location of Accounts and Records
Chicago, IL 60606

AllianceBernstein L.P.	1345 Avenue of the Americas
NY, NY 10105

Pacific Investment Management Corporation	840 Newport Center Drive
Newport Beach, CA 92660

The Institutional Growth Equity Portfolio

Jennison Associates LLC	466 Lexington Ave.
New York, NY 10017

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

Sustainable Growth Advisers, L.P.	301 Tresser Blvd., Suite 1310
Stamford, CT 06901

Pacific Investment Management Corporation	840 Newport Center Drive
Newport Beach, CA 92660

The Fixed Income Portfolio

Aberdeen Asset Management, Inc.	1114 Avenue of the Americas
New York, NY 100362

1735 Market Street
Philadelphia, PA 19103

The Intermediate-Term Municipal Bond Portfolio

Standish Mellon Asset Management Company	BNY Mellon Center
201 Washington St.
Suite 2900
Boston, MA 02108

The Intermediate Term Municipal Bond II Portfolio

Breckinridge Capital Advisors, Inc.	200 High Street
Boston, Massachusetts 02110

The Fixed Income II Portfolio

BlackRock Financial Management, Inc.	100 Bellevue Parkway
Wilmington, DE 19809

The Fixed Income Opportunity Portfolio

Seix Investment Advisors LLC	10 Mountainview Road, Suite C-200
Upper Saddle River, NJ 07458

Pacific Investment Management Corporation	840 Newport Center Drive
Newport Beach, CA 92660

Investment Manager	Location of Accounts and Records
The Short-Term Municipal Bond Portfolio

Breckinridge Capital Advisors, Inc.	200 High Street
Boston, Massachusetts 02110

The Emerging Markets Portfolio

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

The Boston Company Asset Management LLC	One Boston Place
Boston, MA 02108

The Real Estate Securities Portfolio

Wellington Management Company LLP	75 State Street
Company LLP	Boston , MA 02109

The Commodity Related Securities Portfolio

Pacific Investment Management Corporation	840 Newport Center Drive
Newport Beach, CA 92660

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

Wellington Management Company LLP	75 State Street
Boston , MA 02109

The Intermediate Term Municipal Bond II Portfolio

Breckinridge Capital Advisors, Inc.	200 High Street
Boston, Massachusetts 02110

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111
Item 34. Management Services.
          None.
Item 35. Undertakings
          Not Applicable.

POWER OF ATTORNEY
KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, a Trustee of HC Capital Trust, a Delaware statutory trust (the “Trust”), does hereby constitute and appoint Donald E. Callaghan, Robert J. Zion and Colette Bull, and each of them, his true and lawful attorney and agent to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable to enable the Trust to comply with the Securities Act of 1933, as amended (“Securities Act”), the Investment Company Act of 1940, as amended (“1940 Act”) and any rules, regulations and requirements of the Securities and Exchange Commission (“SEC”), in connection with the registration under the Securities Act of the shares of beneficial interest of the Trust (the “Securities”) and in connection with the registration of the Trust under the 1940 Act, including specifically, but without limiting the generality of the foregoing, the power and authority to sign for on behalf of the Trust and the undersigned, the name of the undersigned as Trustee or an officer, as appropriate, of the Trust to a Registration Statement or to any amendment thereto filed with the SEC with respect to the Securities or with respect to the Trust and to any instrument or document filed as part of, as an exhibit to or in connection with any Registration Statement or amendment. This power of attorney supersedes and replaces the previous power of attorney executed by the undersigned as a Trustee of the Trust on or about September 11, 2008.
IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of March 9, 2010.

/s/ Ross H. Goodman	/s/ R. Richard Williams

Ross H. Goodman, Trustee	R. Richard Williams, Trustee

/s/ Harvey G. Magarick	/s/ Richard W. Wortham III

Harvey G. Magarick, Trustee	Richard W. Wortham III, Trustee

/s/ Jarrett Burt Kling	/s/ Donald E. Callaghan

Jarrett Burt Kling, Trustee	Donald E. Callaghan, Trustee

/s/ Robert J. Zion

Robert J. Zion, Trustee

THE HIRTLE CALLAGHAN TRUST
POWER OF ATTORNEY
     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, being a Trustee and officer of The Hirtle Callaghan Trust, a statutory trust organized under the laws of the State of Delaware (the “Trust”), does hereby make, constitute and appoint ROBERT J. ZION and COLETTE BULL, and each of them, attorneys-in-fact and agents of the undersigned with full power and authority of substitution and re-substitution, in any and all capacities, to execute for an on behalf of the undersigned any and all filings and amendments to the Registration Statement on Form N-1A relating to the shares of beneficial interest of the Trust and any other documents and instruments incidental thereto, and to deliver and file the same, with all exhibits thereto, and all documents and instruments in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing that said attorneys-in-fact and agents, and each of them, deem advisable or necessary to enable the Trust to effectuate the intents and purposes hereof, and the undersigned hereby fully ratifies and confirms all that said attorneys-in-fact and agents, or any of them, or their or his or her substitute or substitutes, shall do or cause to be done by virtue hereof.
     IN WITNESS WHEREOF, the undersigned has subscribed his or her name this 2nd day of October, 2009.

/s/ Donald E. Callaghan
Donald E. Callaghan

Exhibit List
Item 28:
(j)	Consent of Independent Registered Public Accounting Firm.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 52 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused of this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Conshohocken and State of Pennsylvania on the 29th day of March, 2010.
HC Capital Trust
                     *
Donald E. Callaghan
President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

* Robert J. Zion	Trustee, Treasurer and Vice-President (Principal Financial Officer)	March 29, 2010

* Donald E. Callaghan	Trustee	March 29, 2010

* Ross H. Goodman	Trustee	March 29, 2010

* Jarrett Burt Kling	Trustee	March 29, 2010

* Harvey Magarick	Trustee	March 29, 2010

* R. Richard Williams	Trustee	March 29, 2010

* Richard W. Wortham, III	Trustee	March 29, 2010

*By:	/s/ Colette Bull
Colette Bull
As Attorney-in-fact March 29, 2010